                                                     Registration No. 333-111230
                                                     File No. 811-21474

              SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, DC 20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No.                                        [   ]

      Post-Effective Amendment No.   1                                     [X]

                            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No.   3                                                    [X]

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       OPPENHEIMER LIMITED TERM CALIFORNIA MUNICPAL FUND
---------------------------------------------------------------
      (Exact Name of Registrant as Specified in Charter)

    6803 South Tucson Way, Centennial, Colorado 80112-3924
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         (Address of Principal Executive Offices) (Zip
                             Code)

                        (303) 768-3200
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     (Registrant's Telephone Number, including Area Code)

                     Robert G. Zack, Esq.
                    OppenheimerFunds, Inc.
        Two World Financial Center - 225 Liberty Street
                 New York, New York 10281-1008
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            (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective  (check appropriate box):

[ X  ]  Immediately upon filing pursuant to paragraph (b)
[]  On September 29, 2004 pursuant to paragraph (b)
[   ]                  60 days after filing pursuant to paragraph (a)(1)
[   ]                    On _______________ pursuant to paragraph (a)(1)
[   ]                  75 days after filing pursuant to paragraph (a)(2)
[   ]       On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]       This  post-effective  amendment  designates  a  new
effective   date   for  a   previously   filed   post-effective
amendment.
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PROSPECTUS

      Oppenheimer Limited Term California Municipal Fund
          Supplement dated September 29, 2004 to the
              Prospectus dated September 29, 2004

The Prospectus is changed as follows:

1.   Class Y shares are not currently available for sale.

September 29, 2004
PS0801.002

Oppenheimer Limited Term California Municipal Fund

Prospectus dated September 29, 2004

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to represent
otherwise.

Oppenheimer Limited Term California Municipal Fund is a
mutual fund. Its goal is to provide a high level of income
exempt from federal income tax and California individual
income taxes by investing primarily in a portfolio of
investment-grade municipal securities intended to have an
average effective maturity of five years or less.

      This Prospectus contains important information about
the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to
buy and sell shares of the Fund and other account features.
Please read this Prospectus carefully before you invest and
keep it for future reference about your account.

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The Right Way to Invest

Contents

            About the Fund
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            The  Fund's  Investment   Objective  and  Principal
Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
---------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            By Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The  Fund's  Investment   Objective  and  Principal  Investment
Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as
high a level of income exempt from federal income tax and
California individual income taxes as is consistent with its investment policies and prudent investment management.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests
primarily in a portfolio of investment-grade municipal debt
obligations, and seeks a dollar-weighted average effective
portfolio maturity of five years or less. Under normal market conditions, as a fundamental policy, the Fund invests at
least 80% of its net assets (plus borrowings for investment
purposes) in California municipal securities issued by:

              What is a Municipal Debt Security? A municipal
              debt security essentially is a loan by the
              buyer of the security to the issuer of the
              security. The issuer promises to pay back the
              principal amount of the loan and normally pays
              interest exempt from federal individual income
              taxes.

o     the State of California and its political subdivisions
         (cities, towns and counties, for example),
o     agencies, instrumentalities (which are state-chartered
         corporations) and public authorities of the State of
         California, and
o     territories, commonwealths and possessions of the
         United States (for example, Puerto Rico, Guam and
         the Virgin Islands)

      that pay interest that is exempt (exclusively in the
      opinion of the legal counsel to the issuer of the
      security) from federal income tax, and California
      individual income taxes.

      These are referred to as "California municipal
securities" in this Prospectus. Even though the Fund seeks to limit the dollar-weighted average effective maturity of its
portfolio to five years or less, it can buy securities having maturities of more than five years.  The Fund can buy
municipal bonds (which are obligations having a maturity of
more than one year when issued), municipal notes (short-term obligations), and interests in municipal leases. The Fund can invest in municipal lease obligations that are used by state and local governments to obtain funds to acquire land,
equipment or facilities. A substantial percentage of the
municipal securities the Fund buys may be "callable,"
allowing the issuer of the securities to redeem them before
their maturity date. The Fund can invest up to 5% of its
total assets in investments that pay interest that is subject to federal and California individual income tax. The Fund's
investment objective is not a fundamental policy, but it will not be changed without the approval of the Board of Trustees and 60 days' notice to shareholders.

      Under normal market conditions, the Fund invests
primarily in investment-grade California municipal
securities. The Fund can invest as much as 5% of its total
assets in municipal securities below investment grade to seek higher income. "Investment-grade" bonds are either securities rated in the four highest rating categories of a
nationally-recognized rating organization, such as Moody's
Investors Service ("Moody's"), Standard & Poor's Ratings
Services ("Standard and Poor's"), a division of The
McGraw-Hill Companies, Inc., Fitch, Inc. ("Fitch"), or
unrated securities that the Fund's investment Manager,
OppenheimerFunds, Inc. (the "Manager"), believes to be
comparable to investment-grade securities rated by a
nationally-recognized rating organization. The Fund's
criteria for credit quality are further explained below.

      The Fund can  invest  substantial  amounts  of its assets
in industrial  revenue bonds and "private  activity"  municipal securities  that pay interest that is tax-exempt  but which may
be  a   "tax-preference   item"  for   investors   subject   to
alternative  minimum  taxation.  To the extent the Fund invests in  securities  that may pay  interest  subject to  alternative minimum  taxation,  those  securities  will count  towards  the
Fund's  policy  regarding  minimum  investments  in  California municipal  securities  as  described  above.  The Fund also can borrow for  leverage  and use certain  derivative  investments, such as inverse  floaters,  to try to  increase  income.  These strategies and  investments,  including  risks,  are more fully explained below.

HOW DOES THE PORTFOLIO MANAGEMENT TEAM DECIDE WHAT SECURITIES
TO BUY OR SELL? In selecting securities for the Fund, the
Fund's portfolio management team examines a variety of
factors, which may change over time and may vary in
particular cases. Currently, the portfolio management team
focuses on:
      o  Securities that offer high current income,

      o  A broad range of issuers and securities,

      o  Investment-grade securities that offer high income,
particularly callable bonds,

      o  Securities of a variety of different issuers, to
         provide a range of portfolio holdings to help reduce
         risk of volatility, including unrated bonds and
         securities of smaller issuers that might be
         overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market
         interest rates, callability and call prices that
         might change the effective maturity of particular
         securities and the overall portfolio, and
o     Securities with a diverse array of maturities, so that
         portions of the portfolio will mature at different
         times to reduce share price volatility.

       The portfolio managers may consider selling a security
if one or more of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for
investors who are seeking income exempt from federal income
tax and California individual income taxes by investing in a fund emphasizing investment-grade securities and an
intermediate effective average maturity intended to reduce
overall portfolio volatility. As a result of these
strategies, the Fund's yields may be lower than longer-term
municipal bond funds or municipal bond funds that can invest more of their assets in lower-grade investments. The Fund
does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for
retirement plan accounts or for investors whose primary goal is capital growth. The Fund is not a complete investment
program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's
investments are subject to changes in their value from a
number of factors, described below.  There also is the risk
that poor security selection by the Manager will cause the
Fund to underperform other funds having a similar objective.
The share prices of the Fund will change daily based on
changes in market prices of securities and market conditions, and in response to other economic events. If the Fund
realizes capital gains when it sells its portfolio
investments, it must generally pay those gains out to
shareholders, increasing their taxable distributions.

CREDIT RISK. Municipal securities are subject to credit
risk.  Credit risk is the risk that the issuer of a debt
security might not make interest and principal payments on
the security as they become due.  If an issuer fails to pay
interest, the Fund's income might be reduced. If an issuer
fails to repay principal, the value of that security and of
the Fund's shares might be reduced. A downgrade in an
issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Even
investment-grade securities are subject to risks of default.
While securities rated "Baa" by Moody's or "BBB" by S&P are considered "investment grade," they have some speculative
characteristics and have greater risks than higher grades of investment grade securities.

INTEREST RATE RISKS. Municipal securities are subject to
changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount
from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      The Fund currently seeks to limit the average effective
maturity of its overall portfolio to not more than five
years, to try to reduce the volatility that can occur when
interest rates change. However, the Fund can hold individual securities having an effective maturity of more than five
years, and their prices may be more volatile when interest
rates change.

      Additionally, the Fund can buy variable and floating
rate obligations that pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds
change. When interest rates fall, the yields of these
securities decline. Callable bonds the Fund buys are more
likely to be called when interest rates fall, and the Fund
might then have to reinvest the proceeds of the called
instrument in other securities that have lower yields,
reducing its income. The market value of derivative
securities such as inverse floaters can become volatile as
interest rates change. For example, inverse floaters produce less current income as interest rates rise.

TOBACCO SETTLEMENT REVENUE BONDS. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share
in the Master Settlement Agreement ("MSA"). The MSA is an
agreement, reached out of court in November 1998 between 46
states and nearly all the U.S. tobacco manufacturers
(approximately 99% of the current combined market share of
tobacco manufacturers). The MSA provides for payments
annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against
the manufacturers and a pledge of no further litigation.
Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed
percentage of the payment as set forth in the MSA.

A number of states  have  securitized  the future flow of those
payments  by  selling  bonds  pursuant  to   indentures,   some
through  distinct   governmental   entities  created  for  such
purpose.  The bonds are backed by the future  revenue flow that is used for  principal  and  interest  payments  on the  bonds.
Annual  payments on the bonds,  and thus risk to the Fund,  are highly dependent on the receipt of future  settlement  payments to the state or its  governmental  entity,  as well as  several
other   factors.   The  actual  amount  of  future   settlement
payments,  therefore, is dependent on many factors,  including, but  not  limited  to,  annual  domestic  cigarette  shipments, cigarette  consumption,  inflation and the financial capability of  participating  tobacco  companies.  As a  result,  payments made by tobacco  manufacturers  could be negatively impacted if the decrease in tobacco  consumption is  significantly  greater than the  forecasted  decline.  A market  share loss by the MSA
companies  to  non-MSA   participating   tobacco  manufacturers
would cause a downward  adjustment  in the payment  amounts.  A participating  manufacturer  filing for  bankruptcy  also could cause delays or  reductions  in bond  payments.  The MSA itself has  been  subject  to  legal  challenges  and  has,  to  date, withstood those challenges.

Special Risks of Investing Primarily in California Municipal
Securities. Because the Fund focuses its investments
primarily on California municipal securities, the value of
its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities
that issue securities. Such events can include:
o     political developments,
o     voter initiatives,
o     state constitutional amendments, and
o     changes in state law and o      general state economic

       conditions such as recent downgrades of the State's
       general obligation bond rating by Moody's, S&P and
       Fitch. These factors and their associated risks are
       discussed in more detail in the Fund's Statement of
       Additional Information.

RISKS OF MUNICIPAL LEASE OBLIGATIONS. If the government stops making payments or transfers its payment obligations to a
private entity, the obligation could lose value or become
taxable. Some of these obligations may not have an active
trading market, which means that the Fund might have
difficulty selling its investment at an acceptable price when it wants to.

RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified."
That means that compared to funds that are diversified, it
can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the state of
California. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater
fluctuations of the Fund's share prices due to economic,
regulatory or political problems in California.

Borrowing for Leverage. As a fundamental policy, the Fund can borrow from banks in amounts up to one-third of its total
assets (including the amount borrowed) less all liabilities
and indebtedness other than borrowings.  It may also borrow
up to 5% of its total assets for temporary purposes from any person. This use of "leverage" will subject the Fund to
greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to
interest rate changes.  The interest on borrowed money is an expense that might reduce the Fund's yield.

HOW RISKY IS THE FUND OVERALL? The risks described above
collectively form the overall risk profile of the Fund and
can affect the value of the Fund's investments, its
investment performance and its prices per share. Particular
investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund.
When you redeem your shares, they may be worth more or less
than what you paid for them. There is no assurance that the
Fund will achieve its investment objective.

      The value of the Fund's investments will change over
time due to a number of factors. They include changes in
general bond market or interest rate movements, or the change in value of particular securities because of an event
affecting the issuer.

      Because the Fund focuses its investments in California
municipal securities, it will be vulnerable to the effects of economic, regulatory and political events that affect
California and its municipalities. Those changes can affect
the value of the Fund's investments and its prices per share.
However, the Fund has the risks of non-diversification and
has more credit risks than funds that invest only in insured municipal bonds, U.S. government securities, the
highest-rated municipal securities or that are diversified
geographically.

An investment in the Fund is not a deposit of any bank, and
is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

The Fund's Past Performance

Because the Fund  commenced  operations  on February  25, 2004, prior  performance  information for a full calendar year is not yet  available.  Please  remember  that the Fund is intended to be a long-term  investment,  and that  performance  results are historical,  and that  past  performance  (particularly  over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of
the Fund. The Fund pays a variety of expenses directly for
management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values
per share. All shareholders therefore pay those expenses
indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers
below are  anticipated expenses for the Fund's current fiscal year.  Class Y shares were not offered during the Fund's
fiscal period ended July 31, 2004.

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Shareholder Fees (charges paid directly from your
investment):
-------------------------------------------------------------
------------------------------------------------------------------------
                           Class A     Class B     Class C   Class Y
                           Shares      Shares      Shares      Shares
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Sales Charge        3.50%       None        None
(Load) on purchases                                             None
------------------------
(as % of offering price)
------------------------------------------------------------------------
------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None1        4%2         1%3        None
original offering price
or redemption proceeds)
------------------------------------------------------------------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
--------------------------------------------------------------------------------
                              Class A      Class B      Class C      Class Y
                               Shares       Shares       Shares       Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees                0.50%        0.50%        0.50%        0.50%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and/or            0.25%        1.00%        1.00%         N/A
Service (12b-1) Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Other Expenses                 1.30%        1.40%        1.30%        1.30%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Annual Fund              2.05%        2.90%        2.80%        1.80%
Operating Expenses

--------------------------------------------------------------------------------

 Expenses  may vary in future  years.  Because  the Fund is a new fund with a  limited  operating  history,  the rates for management  fees are the maximum  rates that can be charged.
 The  Fund  pays  management  fees  at an  annual  rate  that declines  on  additional  assets as the Fund  grows.  "Other
 Expenses"  are estimates of transfer  agent fees,  custodial expenses,  and  accounting  and legal expenses among others, based on the Manager's  projections  of what those  expenses will be during the Fund's  fiscal year  beginning  August 1,
 2004.  The  projections  are  based  on  the  Fund's  actual expenses  during its partial fiscal period from February 25,
 2004  (commencement  of operations)  to July 31, 2004,  with the  exception  of Class Y shares  for which the  numbers in the table are based on estimated  expenses  during the first fiscal  year that Class Y shares are  offered.  The  Manager has  voluntarily  agreed  to waive  management  fees  and/or reimburse  the  Fund for  certain  expenses  so that  "Total
 Annual Fund  Operating  Expenses"  will not exceed 0.80% for
 Class A shares  and  1.55%  for Class B, and Class C shares,
 respectively.    The   voluntary   waiver   and/or   expense
 reimbursement  described  above may be amended or  withdrawn at any  time  and is not  reflected  in the  numbers  in the table above.
1.    A contingent deferred sales charge may apply to
   redemptions of investments of $1 million or more of Class
   A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase.
   The contingent deferred sales charge gradually declines
   from 4% to 1% in years one through five and is eliminated
   after that.
3.    Applies to shares redeemed within 12 months of
   purchase.

Examples.  The following examples are intended to help you
compare the cost of investing in the Fund with the cost of
investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and
distributions.

      The first example assumes that you redeem all of your
shares at the end of those periods. The second example
assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the
class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time.
Based on these assumptions your expenses would be as follows:

-----------------------------------------------------------------------------
If shares are redeemed:          1 Year                    3 Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class A Shares                    $551                      $970

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class B Shares                    $793                     $1,198

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class C Shares                    $383                      $868

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class Y Shares                    $183                      $566

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
If shares are not                1 Year                    3 Years
redeemed:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class A Shares                    $551                      $970

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class B Shares                    $293                      $898

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class C Shares                    $283                      $868

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Class Y Shares                    $183                      $566

-----------------------------------------------------------------------------
In the  first  example,  expenses  include  the  initial  sales charge  for  Class A and  the  applicable  Class  B or  Class C contingent deferred sales charges.  In the second example,  the
Class A  expenses  include  the sales  charge,  but Class B and
Class C  expenses  do not  include  contingent  deferred  sales charges. There is no sales charge on Class Y shares.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The
allocation of the Fund's portfolio among different
investments will vary over time based on the Manager's
evaluation of economic and market trends.  The Fund's
portfolio might not always include all of the different types of investments described in this Prospectus.  The Statement
of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by emphasizing
investment-grade securities, seeking to limit the average
effective maturity of the portfolio, and carefully
researching securities before they are purchased. However,
changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes
in market prices of securities, interest rates and market
conditions and in response to other economic events.

Municipal Securities. The Fund buys municipal bonds and
      notes, interests in municipal leases and other debt
      obligations. Generally, these are debt obligations
      issued by the State of California and its political
      subdivisions (such as cities, towns and counties). To
      seek a higher yield, the Fund also can invest in
      municipal securities other than California municipal
      securities. Although any interest from those securities
      generally would be exempt from federal taxation, any
      such interest may be subject to California individual
      income tax. The Fund does not expect to invest a
      significant portion of its assets in securities that
      are not California municipal securities.

      Municipal securities are issued to raise money for a
      variety of public or private purposes, including
      financing state or local governments, specific projects
      or public facilities. The Fund can invest in municipal
      securities that are "general obligations," which are
      secured by the issuer's pledge of its full faith,
      credit and taxing power for the payment of principal
      and interest. Some debt securities, such as zero-coupon
      securities, do not pay current interest. Other
      securities may be subject to calls by the issuer (to
      redeem the debt) or to prepayment prior to their stated
      maturity.

      The Fund also can buy "revenue obligations," whose
      interest is payable only from the revenues derived from
      a particular facility or class of facilities, or a
      specific excise tax or other revenue source. Some of
      these revenue obligations are private activity bonds
      that pay interest that may be a tax preference item
      subject to alternative minimum taxation for investors
      subject to the alternative minimum tax.

Municipal Lease Obligations.  Municipal leases are used by
      state and local governments to obtain funds to acquire
      land, equipment or facilities.  The Fund can invest in
      certificates of participation that represent a
      proportionate interest in payments made under municipal
      lease obligations. Most municipal leases, while secured
      by the leased property, are not general obligations of
      the issuing municipality. They often contain
      "non-appropriation" clauses that provide that the
      municipal government has no obligation to make lease or
      installment payments in future years unless money is
      appropriated on a yearly basis.

      If the government stops making payments or transfers
      its payment obligations to a private entity, the
      obligation could lose value or become taxable. Although
      the obligation may be secured by the leased equipment
      or facilities, the disposition of the property in the
      event of non-appropriation or foreclosure might prove
      difficult, time consuming and costly, and may result in
      a delay in recovering or the failure fully to recover
      the original investment. Some of these obligations may
      not have an active trading market, which means that the
      Fund might have difficulty selling its investment at an
      acceptable price when it wants to. The Fund cannot
      invest more than 15% of its net assets in unrated or
      illiquid municipal leases and other illiquid securities.

Ratings of Municipal Securities the Fund Buys. The Fund
      primarily buys municipal securities that are
      "investment grade" at the time of purchase. However, the
      Fund may invest as much as 5% of its total assets in
      municipal securities below investment grade. The Fund
      considers the following securities to be "investment
      grade" under its credit quality guidelines:
o     municipal bonds, tax-exempt commercial paper and
      short-term tax-exempt notes rated investment grade by a
      nationally-recognized rating organization,
o     California municipal securities issued by an entity
      that has other obligations outstanding that meet one of
      the rating criteria listed above,
o     California municipal securities backed by a letter of
      credit or guarantee by a bank or other institution that
      has outstanding securities that meet one of the credit
      criteria listed above,
o     unrated California municipal securities that the
      Manager believes are comparable to investment-grade
      rated securities, and
o     obligations backed by the full faith and credit of the
      U.S. government.

      Lower-rated securities may have speculative
characteristics. Appendix A to the Statement of Additional
Information contains a list of the ratings definitions of the principal rating organizations.

      Many factors affect an issuer's ability to make timely
payments, and the credit risks of a particular security may
change over time. A reduction in the rating of a security
after its purchase by the Fund will not automatically require the Fund to dispose of that security. However, the Manager
will evaluate those securities to determine whether to keep
them in the Fund's portfolio.

Determining the "Average Effective Maturity" of the Fund's
      Portfolio. In general, when interest rates change, debt
      securities having shorter maturities fluctuate in value
      less than securities with longer maturities.  The Fund
      tries to reduce the volatility of its share prices by
      seeking to maintain an average effective portfolio
      maturity of five years or less. It measures the
      "average" maturity of all of its securities on a
      "dollar-weighted" basis, meaning that larger securities
      holdings have a greater effect on overall portfolio
      maturity than smaller holdings. The Fund can therefore
      hold securities with stated and effective maturities of
      more or less than five years.

      The "effective" maturity of a security is not always
      the same as the stated maturity date. A number of
      factors may cause the "effective" maturity to be
      shorter than the stated maturity. For example, a bond's
      effective maturity might be deemed to be shorter (for
      pricing and trading purposes) than its stated maturity
      as a result of differences between its coupon interest
      rate and current market interest rates, whether the
      bond is callable (that means the issuer can pay off the
      bond prior to its stated maturity), the rate of
      accretion of discounts on the bond, and other factors
      such as mandatory put provisions and scheduled sinking
      fund payments.

      When interest rates change, securities that have an
      effective maturity that is shorter than their stated
      maturity tend to behave like securities having those
      shorter maturity dates. However, those securities might
      not behave as expected, and the Fund might not always
      be successful in maintaining its average effective
      portfolio maturity at five years or less or in reducing
      the volatility of its share prices.

      Portfolio Turnover. A change in the securities held by
the Fund is known as "portfolio turnover".  The Fund may
engage in short-term trading to try to achieve its objective and may have a high portfolio turnover rate of over 100%
annually. Increased portfolio turnover creates higher
brokerage and transaction costs for the Fund (and may reduce performance).  However, most of the Fund's portfolio
transactions are principal trades that do not entail
brokerage fees. If the Fund realizes capital gains when it
sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable
distributions.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The
Fund's Board of Trustees can change non-fundamental
investment policies without shareholder approval, although
significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without
the approval of a majority of the Fund's outstanding voting
shares. The Fund's investment objective is not a fundamental policy, but it will not be changed without the approval of
the Board of Trustees and 60 days' notice to shareholders.
Investment restrictions that are fundamental policies are
listed in the Statement of Additional Information. An
investment policy is not fundamental unless this Prospectus
or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the non-principal investment techniques and
strategies described under each of the subheadings below. The
Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall
investment or market risks.

Floating Rate/Variable Rate Obligations.  Some municipal
      securities the Fund can purchase have variable or
      floating interest rates.  Variable rates are adjustable
      at stated periodic intervals. Floating rates are
      automatically adjusted according to a specified market
      rate for those investments, such as a percentage of the
      prime rate of a bank, or the 91-day U.S. Treasury Bill
      rate. These obligations may be secured by bank letters
      of credit or other credit support arrangements and can
      include "participation interests" purchased from banks
      that give the Fund an undivided interest in a municipal
      obligation in proportion to its investment. Other than
      "inverse floaters" described below, the Fund will not
      invest more than 5% of its total assets in municipal
      securities with variable or floating interest rates.

o     Inverse Floaters Have Special Risks. Variable rate
      bonds known as "inverse floaters" pay interest at rates
      that vary as the yields generally available on
      short-term tax-exempt bonds change.  The yields on
      inverse floaters move in the opposite direction of
      yields on short-term bonds in response to market
      changes. As interest rates rise, inverse floaters
      produce less current income, and their market value can
      become volatile. Inverse floaters are a type of
      "derivative security."  Some have a "cap," so that if
      interest rates rise above the "cap," the security pays
      additional interest income.  If rates do not rise above
      the "cap," the Fund will have paid an additional amount
      for a feature that proves worthless. The Fund will not
      invest more than 20% of its total assets in inverse
      floaters.

"When-Issued" and "Delayed-Delivery" Transactions.  The Fund
      can purchase municipal securities on a "when-issued"
      basis and can purchase or sell securities on a
      "delayed- delivery" basis. Between the purchase and
      settlement, no payment is made for the security and no
      interest accrues to the buyer from the investment.
      There is a risk of loss to the Fund if the value of the
      when-issued security declines prior to the settlement
      date. No income accrues to the Fund on a when-issued
      security until the Fund receives the security on
      settlement of the trade.  There is a risk of loss to
      the Fund if the value of the security declines prior to
      the settlement date. The Fund will not invest more than
      5% of its total assets in "when-issued" and
      "delayed-delivery" transactions.

Illiquid and Restricted Securities.  Investments may be
      illiquid because they do not have an active trading
      market, making it difficult to value them or dispose of
      them promptly at an acceptable price.  Restricted
      securities may have terms that limit their resale to
      other investors or may require registration under
      applicable securities laws before they are sold
      publicly.  The Fund will not invest more than 15% of
      its net assets in illiquid and restricted securities.
      The Manager monitors holdings of illiquid securities on
      an ongoing basis to determine whether to sell any
      holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest up to one third
      of its total assets in derivatives to seek increased
      income or to try to hedge investment risks. In general
      terms, a derivative investment is an investment
      contract whose value depends on (or is derived from)
      the value of an underlying asset, interest rate or
      index. As stated above, "inverse floaters" and
      "variable rate obligations" are examples of derivatives
      that the Fund can use. The Fund generally does not use
      hedging instruments, such as options, to try to hedge
      investment risks.

o     There are Special Risks in Using Derivative
      Investments.  If the issuer of the derivative investment
      does not pay the amount due, the Fund can lose money on
      its investment. Also, the underlying security or
      investment on which the derivative is based, and the
      derivative itself, might not perform the way the
      Manager expected it to perform. If that happens, the
      Fund will get less income than expected or its hedge
      might be unsuccessful, and its share prices could fall.
      To try to preserve capital, the Fund has limits on the
      amount of particular types of derivatives it can hold.
      However, using derivatives can increase the volatility
      of the Fund's share prices. Some derivatives may be
      illiquid, making it difficult for the Fund to sell them
      quickly at an acceptable price.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities. These debt obligations do not
      pay interest prior to their maturity date or else they
      do not start to pay interest at a stated coupon rate
      until a future date. They are issued and traded at a
      discount from their face amount. The discount varies as
      the securities approach their maturity date (or the
      date interest payments are scheduled to begin). When
      interest rates change, zero-coupon securities are
      subject to greater fluctuations in their value than
      securities that pay current interest. The Fund accrues
      the discount on zero-coupon bonds as tax-free income on
      a current basis. The Fund may have to pay out the
      imputed income on zero-coupon securities without
      receiving actual cash payments currently.

Temporary Defensive and Interim Investments.  In times of
      adverse or unstable market, economic or political
      conditions, the Fund can invest up to 100% of its
      assets in temporary investments that are inconsistent
      with the Fund's principal investment strategies.
      Generally, these investments would be short-term
      municipal securities but could be taxable short-term
      debt securities. The Fund also might hold these types
      of securities pending the investment of proceeds from
      the sale of portfolio securities or to meet anticipated
      redemptions of Fund shares. These are referred to as
      interim investments. The income from some of these
      temporary defensive or interim investments may not be
      tax-exempt. Therefore when making those investments,
      the Fund might not achieve its objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and
handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's
Board of Trustees, under an investment advisory agreement
that states the Manager's responsibilities.  The agreement
sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its
business.

      The Manager has been an investment advisor since
January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of
June 30, 2004 including other Oppenheimer funds with more
than 10 million shareholder accounts.  The Manager is located at Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008.

Portfolio Managers. The Fund is managed by a portfolio
      management team comprised of Ronald Fielding and other
      investment professionals selected from the Manager's
      Rochester Division.  This portfolio management team is
      primarily responsible for the day-to-day management of
      the Fund's portfolio. Mr. Fielding is a Senior Vice
      President of the Manager since January 1996 and a Vice
      President of the Fund.  Mr. Fielding serves in a
      similar capacity for other Oppenheimer funds.

Advisory Fees. Under the Investment Advisory Agreement, the
      Fund pays the Manager an advisory fee at an annual
      rate, which declines on additional assets as the Fund
      grows: 0.50% of the first $100 million of average daily
      net assets, 0.45% of the next $150 million of average
      daily net assets, 0.40% of the next $1,750 million of
      average daily net assets, and 0.39% of average daily
      net assets in excess of $2 billion.  The Fund's
      management fee for its fiscal period from February 25,
      2004 (commencement of operations) until July 31, 2004
      was 0.50% of average annual net assets for each class
      of shares.

Pending Litigation. Three law suits have been filed as
       putative derivative and class actions against the
       Fund's investment Manager, Distributor and Transfer
       Agent, some of the Oppenheimer funds and directors or
       trustees of some of those funds, excluding the Fund.
       The complaints allege that the Manager charged
       excessive fees for distribution and other costs,
       improperly used assets of the funds in the form of
       directed brokerage commissions and 12b-1 fees to pay
       brokers to promote sales of Oppenheimer funds, and
       failed to properly disclose the use of fund assets to
       make those payments in violation of the Investment
       Company Act and the Investment Advisers Act of 1940.
       The complaints further allege that by permitting and/or
       participating in those actions, the defendant directors
       breached their fiduciary duties to fund shareholders
       under the Investment Company Act and at common law.
       Those law suits were filed on August 31, 2004,
       September 3, 2004 and September 14, 2004, respectively,
       in the U. S. District Court for the Southern District
       of New York. The complaints seek unspecified
       compensatory and punitive damages, rescission of the
       funds' investment advisory agreements, an accounting of
       all fees paid, and an award of attorneys' fees and
       litigation expenses.

       The Manager and the Distributor believe the claims
       asserted in these law suits to be without merit, and
       intend to defend the suits vigorously. The Manager and
       the Distributor do not believe that the pending actions
       are likely to have a material adverse affect on the
       Fund or on their ability to perform their respective
       investment advisory or distribution agreements with the
       Fund.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and redemption)
orders. The Distributor, in its sole discretion, may reject
any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a
      sales agreement with the Distributor. Your dealer will
      place your order with the Distributor on your behalf. A
      broker or dealer may charge for that service.

Buying Shares Through the Distributor. Complete an
      OppenheimerFunds New Account Application and return it
      with a check payable to "OppenheimerFunds Distributor,
      Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
      If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the
      shares. However, we recommend that you discuss your
      investment with a financial advisor before you make a
      purchase to be sure that the Fund is appropriate for
      you.
o     Paying by Federal Funds Wire. Shares purchased through
      the Distributor may be paid for by Federal Funds wire.
      The minimum investment is $2,500. Before sending a
      wire, call the Distributor's Wire Department at
      1.800.225.5677 to notify the Distributor of the wire
      and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.
      With AccountLink, you pay for shares by electronic
      funds transfers from your bank account. Shares are
      purchased for your account by a transfer of money from
      your bank account through the Automated Clearing House
      (ACH) system. You can provide those instructions
      automatically, under an Asset Builder Plan, described
      below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below.
      Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may
      purchase shares of the Fund automatically each month
      from your account at a bank or other financial
      institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases,
you can buy Fund shares with a minimum initial investment of
$1,000 and make additional investments at any time with as
little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange
      Plan (details are in the Statement of Additional
      Information), or government allotment plan, you can
      make subsequent investments (after making the initial
      investment of $500) for as little as $50. For any type
      of account established under one of these plans prior
      to November 1, 2002, the minimum additional investment
      will remain $25.
o     The minimum investment requirement does not apply to
      reinvesting dividends from the Fund or other
      Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask
      your dealer or call the Transfer Agent), or reinvesting
      distributions from unit investment trusts that have
      made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their
offering price which is the net asset value per share plus
any initial sales charge that applies. The offering price
that applies to a purchase order is based on the next
calculation of the net asset value per share that is made
after the Distributor receives the purchase order at its
offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of
      each class of shares as of the close of The New York
      Stock Exchange ("the Exchange"), on each day the
      Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange
      normally closes at 4:00 P.M., Eastern time, but may
      close earlier on some days. All references to time in
      this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on
      a "regular business day" is determined by dividing the
      value of the Fund's net assets attributable to that
      class by the number of shares of that class outstanding
      on that day. To determine net asset values, the Fund
      assets are valued primarily on the basis of current
      market quotations. If market quotations are not readily
      available or do not accurately reflect fair value for a
      security (in the Manager's judgment) or if a security's
      value has been materially affected by events occurring
      after the close of the exchange or market on which the
      security is principally traded, that security may be
      valued by another method that the Board of
      Directors/Trustees believes accurately reflects the fair
      value.

      The Board has adopted valuation procedures for the Fund
      and has delegated the day-to-day responsibility for
      fair value determinations to the Manager's Valuation
      Committee. Fair value determinations by the Manager are
      subject to review, approval and ratification by the
      Board at its next scheduled meeting after the fair
      valuations are determined. In determining whether
      current market prices are readily available and
      reliable, the Manager monitors the information it
      receives in the ordinary course of its investment
      management responsibilities for significant events that
      it believes in good faith will affect the market prices
      of the securities of issuers held by the Fund. Those
      may include events affecting specific issuers (for
      example, a halt in trading of the securities of an
      issuer on an exchange during the trading day) or events
      affecting securities markets (for example, a foreign
      securities market closes early because of a natural
      disaster).

      If, after the close of the principal market on which a
      security held by the Fund is traded and before the time
      as of which the Fund's net asset values are calculated
      that day, a significant event occurs that the Manager
      learns of and believes in the exercise of its judgment
      will cause a material change in the value of that
      security from the closing price of the security on the
      principal market on which it is traded, the Manager
      will use its best judgment to determine a fair value
      for that security.

      The Manager believes that foreign securities values may
      be affected by volatility that occurs in U.S. markets
      on a trading day after the close of foreign securities
      markets. The Manager's fair valuation procedures
      therefore include a procedure whereby foreign
      securities prices may be "fair valued" to take those
      factors into account.
The Offering Price. To receive the offering price for a
      particular day, in most cases the Distributor or its
      designated agent must receive your order by the time
      the Exchange closes that day. If your order is received
      on a day when the Exchange is closed or after it has
      closed, the order will receive the next offering price
      that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the
      Exchange and transmit it to the Distributor so that it
      is received before the Distributor's close of business
      on a regular business day (normally 5:00 P.M.) to
      receive that day's offering price, unless your dealer
      has made alternative arrangements with the Distributor.
      Otherwise, the order will receive the next offering
      price that is determined.

---------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers
investors four different classes of shares. The different
classes of shares represent investments in the same portfolio of securities, but the classes are subject to different
expenses and will likely have different share prices. When
you buy shares, be sure to specify the class of shares. If
you do not choose a class, your investment will be made in
Class A shares.

---------------------------------------------------------------
---------------------------------------------------------------

---------------------------------------------------------------
---------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The
      amount of that sales charge will vary depending on the
      amount you invest. The sales charge rates are listed in
      "How Can You Buy Class A Shares?" below.
---------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 5 years of buying them, you will normally
      pay a contingent deferred sales charge. That contingent
      deferred sales charge varies depending on how long you
      own your shares, as described in "How Can You Buy Class
      B Shares?" below.
---------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?"
      below.
---------------------------------------------------------------

Class Y Shares.  Class Y shares generally are offered only to certain institutional investors that have special
      agreements with the Distributor, as described in "Who
      Can Buy Class Y Shares?" below.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision
as to which class of shares is best suited to your needs
depends on a number of factors that you should discuss with
your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your
investment. If your goals and objectives change over time and you plan to purchase additional shares, you should
re-evaluate those factors to see if you should consider
another class of shares. The Fund's operating costs that
apply to a class of shares and the effect of the different
types of sales charges on your investment will vary your
investment results over time.

      The discussion below is not intended to be investment
advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes
that you will purchase only one class of shares and not a
combination of shares of different classes. Of course, these examples are based on approximations of the effects of
current sales charges and expenses projected over time, and
do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with
your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty,
      knowing how long you expect to hold your investment
      will assist you in selecting the appropriate class of
      shares. Because of the effect of class-based expenses,
      your choice will also depend on how much you plan to
      invest. For example, the reduced sales charges
      available for larger purchases of Class A shares may,
      over time, offset the effect of paying an initial sales
      charge on your investment, compared to the effect over
      time of higher class-based expenses on shares of Class
      B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively
      short-term investment horizon (that is, you plan to
      hold your shares for not more than six years), you
      should most likely invest in Class A or Class C shares
      rather than Class B shares. That is because of the
      effect of the Class B contingent deferred sales charge
      if you redeem within five years, as well as the effect
      of the Class B asset-based sales charge on the
      investment return for that class in the short-term.
      Class C shares might be the appropriate choice
      (especially for investments of less than $100,000),
      because there is no initial sales charge on Class C
      shares, and the contingent deferred sales charge does
      not apply to amounts you sell after holding them one
      year.

      However, if you plan to invest more than $100,000 for
      the shorter term, then as your investment horizon
      increases toward six years, Class C shares might not be
      as advantageous as Class A shares. That is because the
      annual asset-based sales charge on Class C shares will
      have a greater impact on your account over the longer
      term than the reduced front-end sales charge available
      for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A
      shares will be the most advantageous choice, no matter
      how long you intend to hold your shares. The
      Distributor will not accept purchase orders of $100,000
      or more for Class B shares or $1 million or more of
      Class C shares from a single investor.  Dealers or
      other financial intermediaries purchasing shares for
      their customers in omnibus accounts are responsible for
      compliance with those limits.

o     Investing  for the  Longer  Term.  If you  are  investing
      less than $100,000 for the  longer-term,  for example for
      retirement,  and do not  expect  to need  access  to your
      money  for  seven  years or more,  Class B shares  may be
      appropriate.

Are There  Differences in Account  Features That Matter to You?
      Some  account  features  may not be  available to Class B
      and  Class  C  shareholders.  Other  features  may not be
      advisable  (because  of  the  effect  of  the  contingent
      deferred   sales   charge)   for  Class  B  and  Class  C
      shareholders.  Therefore,  you  should  carefully  review
      how  you  plan  to use  your  investment  account  before
      deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and
      Class C shareholders will be reduced by the additional
      expenses borne by those classes that are not borne by
      Class A  or Class Y shares, such as the Class B and
      Class C asset-based sales charge described below and in
      the Statement of Additional Information. Also,
      checkwriting is not available on accounts subject to a
      contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A
      financial advisor may receive different compensation
      for selling one class of shares than for selling
      another class. It is important to remember that Class B
      and Class C contingent deferred sales charges and
      asset-based sales charges have the same purpose as the
      front-end sales charge on sales of Class A shares: to
      compensate the Distributor for concessions and expenses
      it pays to dealers and financial institutions for
      selling shares. The Distributor may pay additional
      compensation from its own resources to securities
      dealers or financial institutions based upon the value
      of shares of the Fund owned by the dealer or financial
      institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at
their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described
below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described
below or in the Statement of Additional Information. Out of
the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your
purchase. A portion of the sales charge may be retained by
the Distributor or allocated to your dealer as concession.
The Distributor reserves the right to reallow the entire
concession to dealers. The current sales charge rates and
concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $50,000             3.50%             3.63%             3.00%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.00%             3.09%             2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.50%
 less than $1 million
 ------------------------------------------------------------------------------

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to
the Statement of Additional Information details the
conditions for the waiver of sales charges that apply in
certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or
under specified retirement plan arrangements or in other
special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when
purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse
may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the
Fund's "Right of Accumulation" or a "Letter of Intent." The
Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To reduce the Class A front-end
         sales charge under the rates in the table
         above that apply to larger purchases, you can
         add to the amount of your current purchase the
         value of investments currently being made by
         you and your spouse (or previously made by you
         and your spouse and still held) in Class A and
         Class B shares of the Fund and other
         Oppenheimer funds (a list is in the Statement
         of Additional Information under "How to Buy
         Shares - The Oppenheimer Funds"). You may not
         include Class A shares of Oppenheimer Money
         Market Fund, Inc. or Oppenheimer Cash Reserves
         on which you did not pay a sales charge for
         this purpose. In totaling your holdings, you
         may count shares held in your individual
         accounts (including IRAs and 403(b) plans),
         your joint accounts with your spouse, or
         accounts you or your spouse hold as trustees
         or custodians on behalf of your children who
         are minors. A fiduciary can count all shares
         purchased for a trust, estate or other
         fiduciary account (including employee benefit
         plans for the same employer) that has multiple
         accounts. To qualify for this Right of
         Accumulation, if you are buying shares
         directly from the Fund you must inform the
         Fund's Distributor of your eligibility and
         holdings at the time of your purchase. If you
         are buying shares through your financial
         intermediary you must notify your intermediary
         of your eligibility for this Right of
         Accumulation at the time of your purchase.

          To count shares of eligible Oppenheimer funds
         held in accounts at other intermediaries under
         this Right of Accumulation, you may be
         required to provide the Distributor or your
         current intermediary (depending on the way you
         are buying your shares) a copy of each account
         statement showing your current holdings of the
         Fund or other eligible Oppenheimer funds,
         including statements for accounts held by you
         and your spouse or in retirement plans or
         trust or custodial accounts for minor children
         as described above. The Distributor or
         intermediary through which you are buying
         shares will combine the value of all your
         eligible Oppenheimer fund accounts based on
         the current offering price per share to
         determine what Class A sales charge
         breakpoints you may qualify for on your
         current purchase.

o     Letters of Intent. You may also reduce the Class A
         front-end sales charge on current purchases of
         shares of the Fund under the rates in the
         table above by submitting a Letter of Intent
         to the Distributor. A Letter of Intent is a
         written statement of your intention to
         purchase Class A and/or Class B shares of the
         Fund (and other Oppenheimer funds except Class
         A shares of Oppenheimer Money Market Fund,
         Inc. and Oppenheimer Cash Reserves) over a
         13-month period. The total amount of your
         intended purchases of Class A and Class B
         shares will determine the reduced sales charge
         rate that will apply to Class A shares of the
         Fund purchased during that period. You can
         include purchases made up to 90 days before
         the date of the Letter of Intent.   Submitting
         a Letter of Intent does not obligate you to
         purchase the specified amount of shares.  You
         can also apply the Right of Accumulation to
         these purchases.

         If you do not complete the Letter of Intent,
         the front-end sales charge you paid on your
         purchases will be recalculated to reflect the
         actual value of shares you purchased.  A
         certain portion of your shares will be held in
         escrow by the Fund's Transfer Agent for this
         purpose. Please refer to "How to Buy Shares -
         Letters of Intent" in the Fund's Statement of
         Additional Information for more complete
         information.

Other Special Sales Charge Arrangements and Waivers.
The Funds and the Distributor offer other opportunities
to purchase shares without front-end or contingent
deferred sales charges under the programs described
below. The Fund reserves the right to amend or
discontinue these programs at any time without prior
notice.

o     Dividend Reinvestment.  Dividends and/or capital gains
         distributions received by a shareholder from
         the Fund may be reinvested in shares of the
         Fund or any of the other Oppenheimer funds
         without sales charge, at the net asset value
         per share in effect on the payable date. You
         must notify the Transfer Agent in writing to
         elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be
         exchanged for shares of certain other
         Oppenheimer funds at net asset value per share
         at the time of exchange, without sales charge,
         and shares of the Fund can be purchased by
         exchange of shares of certain other
         Oppenheimer funds on the same basis. Please
         refer to "How to Exchange Shares" in this
         Prospectus and in the Statement of Additional
         Information for more details, including a
         discussion of circumstances in which sales
         charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a
         redemption of certain Class A and Class B
         shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales
         charge. This privilege applies to redemptions
         of Class A shares that were subject to an
         initial sales charge or Class A or Class B
         shares that were subject to a contingent
         deferred sales charge when redeemed. The
         investor must ask the Transfer Agent for that
         privilege at the time of reinvestment and must
         identify the account from which the redemption
         was made.
o     Other Special Reductions and Waivers. The Fund and the
         Distributor offer additional arrangements to
         reduce or eliminate front-end sales charges or
         to waive contingent deferred sales charges for
         certain types of transactions and for certain
         classes of investors (primarily retirement plans
         that purchase shares in special programs through
         the Distributor). These are described in greater
         detail in Appendix C to the Statement of
         Additional Information, which is also available
         on the OppenheimerFunds website, at
         WWW.OPPENHEIMERFUNDS.COM (under the hyperlinks
         ------------------------
         "Access Accounts and Services - Investor Service
         Center"). To receive a waiver or special sales
         charge rate under these programs, the purchaser
         must notify the Distributor (or other financial
         intermediary through which shares are being
         purchased) at the time of purchase or notify the
         Transfer Agent with at the time of redeeming
         shares for those waivers that apply to
         contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one
      or more of the Oppenheimer funds aggregating $1 million
      or more. The Distributor pays dealers of record
      concessions in an amount equal to 0.50% of purchases of
      $1 million or more (other than purchases by retirement
      plans, which are not permitted in the Fund). That
      concession will not be paid on purchases of shares by
      exchange or that were previously subject to a front-end
      sales charge and dealer concession.

      If you redeem any of those shares within an 18 month
      "holding period" measured from the beginning of the
      calendar month of their purchase, a contingent deferred
      sales charge (called the "Class A contingent deferred
      sales charge") may be deducted from the redemption
      proceeds. That sales charge will be equal to 1.0% of
      the lesser of:

o     the aggregate net asset value of the redeemed shares at
         the time of redemption (excluding shares purchased
         by reinvestment of dividends or capital gain
         distributions); or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not
      exceed the aggregate amount of the concessions the
      Distributor paid to your dealer on all purchases of
      Class A shares of all Oppenheimer funds you made that
      were subject to the Class A contingent deferred sales
      charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at
net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within five years
from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the
redemption proceeds. The Class B contingent deferred sales
charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in
connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will
depend on the number of years since you invested and the
dollar amount being redeemed, according to the following
schedule for the Class B contingent deferred sales charge
holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                             None
--------------------------------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In applying the contingent  deferred  sales  charge,  all  purchases  are
      considered  to  have  been  made  on  the  first  regular
      business  day of the  month in  which  the  purchase  was
      made.

Automatic Conversion of Class B Shares. Class B shares
      automatically convert to Class A shares 72 months after
      you purchase them. This conversion feature relieves
      Class B shareholders of the asset-based sales charge
      that applies to Class B shares under the Class B
      Distribution and Service Plan, described below. The
      conversion is based on the relative net asset value of
      the two classes, and no sales load or other charge is
      imposed. When any Class B shares that you hold convert,
      any other Class B shares that were acquired by
      reinvesting dividends and distributions on the
      converted shares will also convert to Class A shares.
      For further information on the conversion feature and
      its tax implications, see "Class B Conversion" in the
      Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at
net asset value per share without an initial sales charge.
However, if Class C shares are redeemed within a holding
period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C
contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing
distribution-related services to the Fund in connection with the sale of Class C shares.

Who Can Buy Class Y Shares?  Class Y shares are sold at net
asset value per share without a sales charge directly to
institutional investors that have special agreements with the
Distributor for this purpose. They may include insurance
companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

      An institutional investor that buys Class Y shares for
its customers' accounts may impose charges on those accounts.
The procedures for buying, selling, exchanging and
transferring the Fund's other classes of shares (other than
the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special
account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for
purchasing, redeeming, exchanging or transferring Class Y
shares held by institutional investors must be submitted by
the institutional investor, not by its customers for whose
benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a
      Service Plan for Class A shares. It reimburses the
      Distributor for a portion of its costs incurred for
      services provided to accounts that hold Class A shares.
      Reimbursement is made quarterly at an annual rate of up
      to 0.25% of the average annual net assets of Class A
      shares of the Fund. The Distributor currently uses all
      of those fees to pay dealers, brokers, banks and other
      financial institutions quarterly for providing personal
      service and maintenance of accounts of their customers
      that hold Class A shares.

Distribution and Service Plans for Class B and Class C
      Shares. The Fund has adopted Distribution and Service
      Plans for Class B and Class C shares to pay the
      Distributor for its services and costs in distributing
      Class B and Class C shares and servicing accounts.
      Under the plans, the Fund pays the Distributor an
      annual asset-based sales charge of 0.75% per year on
      Class B shares and on Class C shares. The Distributor
      also receives a service fee of up to 0.25% per year
      under each plan.

      The asset-based sales charge and service fees increase
      Class B and Class C expenses by 1.00% of the net assets
      per year of the respective class. Because these fees
      are paid out of the Fund's assets on an ongoing basis,
      over time these fees will increase the cost of your
      investment and may cost you more than other types of
      sales charges.

      The Distributor uses the service fees to compensate
      dealers for providing personal services for accounts
      that hold Class B or Class C shares. The Distributor
      normally pays the 0.25% service fees to dealers in
      advance for the first year after the shares are sold by
      the dealer. After the shares have been held for a year,
      the Distributor pays the service fees to dealers on a
      quarterly basis.

      The Distributor currently pays a sales concession of
      2.75% of the purchase price of Class B shares to dealers
      from its own resources at the time of sale. Including
      the advance of the service fee, the total amount paid
      by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase
      price. The Distributor normally retains the Class B
      asset-based sales charge. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class C shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class C shares is therefore 1.00% of
      the purchase price. The Distributor pays the
      asset-based sales charge as an ongoing concession to
      the dealer on Class C shares that have been outstanding
      for a year or more. The Distributor normally retains
      the Class C asset-based sales charge during the first
      year after Class C shares are purchased. See the
      Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay
      the full Class B or Class C asset-based sales charge
      and the service fee to the dealer beginning in the
      first year after purchase of such shares in lieu of
      paying the dealer the sales concession and the advance
      of the first year's service fee at the time of
      purchase, if there is a special agreement between the
      dealer and the Distributor. In those circumstances, the
      sales concession will not be paid to the dealer.

      In addition, the Manager and the Distributor may make
      substantial payments to dealers or other financial
      intermediaries and service providers for distribution
      and/or shareholder servicing activities, out of their
      own resources, including the profits from the advisory
      fees the Manager receives from the Fund. Some of these
      distribution-related payments may be made to dealers or
      financial intermediaries for marketing, promotional or
      related expenses; these payments are often referred to
      as "revenue sharing." In some circumstances, those
      types of payments may create an incentive for a dealer
      or financial intermediary or its representatives to
      recommend or offer shares of the Fund or other
      Oppenheimer funds to its customers. You should ask your
      dealer or financial intermediary for more details about
      any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your
Fund account with an account at a U.S. bank or other
financial institution. It must be an Automated Clearing House
(ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by
      telephone (through a service representative or by
      PhoneLink) or automatically under Asset Builder Plans,
      or
    o have the Transfer Agent send redemption proceeds or
      transmit dividends and distributions directly to your
      bank account. Please call the Transfer Agent for more
      information.
      You may purchase shares by telephone only after your
account has been established. To purchase shares in amounts
up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be
debited from your bank account.

      AccountLink privileges should be requested on your
Application or your dealer's settlement instructions if you
buy your shares through a dealer. After your account is
established, you can request AccountLink privileges by
sending signature-guaranteed instructions and proper
documentation to the Transfer Agent. AccountLink privileges
will apply to each shareholder listed in the registration on your account as well as to your dealer representative of
record unless and until the Transfer Agent receives written
instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of
bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated
telephone system that enables shareholders to perform a
number of account transactions automatically using a
touch-tone phone. PhoneLink may be used on
already-established Fund accounts after you obtain a Personal
Identification Number (PIN), by calling the PhoneLink number,
1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to
      $100,000 by phone, by calling 1.800.225.5677. You must
      have established AccountLink privileges to link your
      bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange
      Privilege, described below, you can exchange shares
      automatically by phone from your Fund account to
      another OppenheimerFunds account you have already
      established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone
      automatically by calling the PhoneLink number and the
      Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell
      Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send
requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may
be handled this way. Transaction requests submitted by fax
are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the
OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may
request certain account transactions through a special
section of that website. To perform account transactions or
obtain account information online, you must first obtain a
user I.D. and password on that website. If you do not want to have Internet account transaction capability for your
account, please call the Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction
features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or
exchange them to another OppenheimerFunds account on a
regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any
regular business day. Your shares will be sold at the next
net asset value calculated after your order is received in
proper form (which means that it must comply with the
procedures described below) and is accepted by the Transfer
Agent. The Fund lets you sell your shares by writing a
letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis. If you have
questions about any of these procedures, and especially if
you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent
first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect
      you and the Fund from fraud, the following redemption
      requests must be in writing and must include a
      signature guarantee (although there may be other
      situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a
      check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of
      record on your account statement.
   o  Shares are being transferred to a Fund account with a
      different owner or name.

   o  Shares are being redeemed by someone (such as an
      Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer
      Agent will accept a guarantee of your signature by a
      number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,
      municipal securities or government securities, or
o     a U.S. national securities exchange, a registered
      securities association or a clearing agency.
      If you are signing on behalf of a corporation,
partnership or other business or as a fiduciary, you must
also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the
      proceeds of shares you sell sent by Federal Funds wire
      to a bank account you designate. It must be a
      commercial bank that is a member of the Federal Reserve
      wire system. The minimum redemption you can have sent
      by wire is $2,500. There is a $10 fee for each request.
      To find out how to set up this feature on your account
      or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account,
request that privilege on your account application, or
contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the
account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can
elect in writing to have checks paid over the signature of
one owner. If you previously signed a signature card to
establish checkwriting in another Oppenheimer fund, simply
call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you
      wish, but may not be cashed at the bank the checks are
      payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts
      holding shares that are subject to a contingent
      deferred sales charge.
o     Checks must be written for at least $500. Checks
      written below the stated amount on the check will not
      be accepted. However, if you have existing checks
      indicating a $100 minimum, you may still use them for
      amounts of $100 or more.
o     Checks cannot be paid if they are written for more than
      your account value. Remember, your shares fluctuate in
      value and you should not write a check close to the
      total account value.
o     You may not write a check that would require the Fund
      to redeem shares that were purchased by check or Asset
      Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account
      number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:

   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the

      account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking to
      sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer
representative of record may also sell your shares by
telephone. To receive the redemption price calculated on a
particular regular business day, your call must be received
by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.
You may not redeem shares under a share certificate by
telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.

      Whichever  method  you use,  you may have a check sent to
the  address on the account  statement,  or, if you have linked your Fund  account  to your bank  account on  AccountLink,  you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be
      redeemed by telephone in any seven-day period. The
      check must be payable to all owners of record of the
      shares and must be sent to the address on the account
      statement. This service is not available within 30 days
      of changing the address on an account.

      Telephone Redemptions Through AccountLink or by Wire.
      There are no dollar limits on telephone redemption
      proceeds sent to a bank account designated when you
      establish AccountLink. Normally the ACH transfer to
      your bank is initiated on the business day after the
      redemption. You do not receive dividends on the
      proceeds of the shares you redeemed while they are
      waiting to be transferred.

       If you have requested Federal Funds wire privileges
      for your account, the wire of the redemption proceeds
      will normally be transmitted on the next bank business
      day after the shares are redeemed. There is a
      possibility that the wire may be delayed up to seven
      days to enable the Fund to sell securities to pay the
      redemption proceeds. No dividends are accrued or paid
      on the proceeds of shares that have been redeemed and
      are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If
you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those
shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a
waiver of that sales charge based on the categories listed in
Appendix C to the Statement of Additional Information and you
advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred  sales charge will be based on the
lesser of the net  asset  value of the  redeemed  shares at the
time  of  redemption  or  the  original  net  asset  value.   A
contingent deferred sales charge is not imposed on:
o     the  amount  of  your  account  value  represented  by an
      increase  in net asset  value over the  initial  purchase
      price,
o     shares  purchased  by the  reinvestment  of  dividends or
      capital gains distributions, or

o     shares  redeemed in the special  circumstances  described
      in   Appendix   C  to   the   Statement   of   Additional
      Information.

      To determine whether a contingent deferred sales charge
applies to a redemption, the Fund redeems shares in the
following order:
   1. shares acquired by reinvestment of dividends and
      capital gains distributions,
   2. shares held for the holding period that applies to the
      class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when
you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the
applicable contingent deferred sales charge holding period,
the holding period will carry over to the fund whose shares
you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be
purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several
conditions:
   o  Shares of the fund selected for exchange must be
      available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange
      privilege.

   o  You must hold the shares you buy when you establish
      your account for at least seven days before you can
      exchange them. After the account is open seven days,
      you can exchange shares any regular business day.

   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be
exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A
shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange
transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently
available for exchanges in the Statement of Additional
Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be
requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds
      Exchange Request form, signed by all owners of the
      account. Send it to the Transfer Agent at the address
      on the back cover. Exchanges of shares held under
      certificates cannot be processed unless the Transfer
      Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or
      by using PhoneLink for automated exchanges by calling
      1.800.225.5677. Telephone exchanges may be made only
      between accounts that are registered with the same
      name(s) and address. Shares held under certificates may
      not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain
exchange policies you should be aware of:
o     Shares are redeemed from one fund and are normally
      purchased from the other fund in the same
      transaction on the same regular business day on
      which the Transfer Agent or its agent (such as a
      financial intermediary holding the investor's
      shares in an omnibus account) receives an
      exchange request that conforms to the policies
      described above. It must be received by the close
      of The New York Stock Exchange that day, which is
      normally 4:00 P.M. but may be earlier on some
      days. The Transfer Agent may delay the
      reinvestment of the proceeds of an exchange up to
      seven days if it determines in its discretion
      that an earlier transmittal of the redemption
      proceeds to the receiving fund would be
      detrimental to the Fund from which the exchange
      is made or to the receiving fund.
o     The interests of the Fund's shareholders and the Fund's
      ability to manage its investments may be adversely
      affected when its shares are repeatedly exchanged over
      the short term. When large dollar amounts are involved,
      the Fund's implementation of its investment strategies
      may be negatively affected or the Fund might have to
      raise or retain more cash than the portfolio manager
      would normally retain, to meet unanticipated
      redemptions. Frequent exchange activity also may force
      the Fund to sell portfolio securities at
      disadvantageous times to raise the cash needed to meet
      those exchange requests. These factors might hurt the
      Fund's performance. When the Transfer Agent in its
      discretion believes frequent trading activity by any
      person, group or account would have a disruptive effect
      on the Fund's ability to manage its investments, the
      Fund and the Transfer Agent may reject purchase orders
      and/or exchanges into the Fund. The history of exchange
      activity in all accounts known by the Transfer Agent to
      be under common ownership or control within the
      Oppenheimer funds complex may be considered by the
      Transfer Agent, with respect to the review of exchanges
      involving this Fund as part of the Transfer Agent's
      procedures to detect and deter excessive exchange
      activity. The Transfer Agent may permit exchanges that
      it believes in the exercise of its judgment are not
      disruptive. The Transfer Agent might not be able to
      detect frequent exchange activity conducted by the
      underlying owners of shares held in omnibus accounts,
      and therefore might not be able to effectively prevent
      frequent exchange activity in those accounts. There is
      no guarantee that the Transfer Agent's controls and
      procedures will be successful to identify investors who
      engage in excessive trading activity or to curtail that
      activity.

      As stated above, the Fund permits dealers or financial
      intermediaries to submit exchange requests on behalf of
      their customers (unless the customer has revoked that
      authority). The Manager, the Distributor and/or the
      Transfer Agent have agreements with a limited number of
      broker-dealers and investment advisers permitting them
      to submit exchange orders in bulk on behalf of their
      clients, provided that those broker-dealers or advisers
      agree to restrictions on their exchange activity (which
      are more stringent than the restrictions that apply to
      other shareholders). Those restrictions include
      limitations on the funds available for exchanges, the
      requirement to give advance notice of exchanges to the
      Transfer Agent, and limits on the amount of client
      assets that may be invested in a particular fund. The
      Fund and its Transfer Agent may restrict or refuse bulk
      exchange requests submitted by a financial intermediary
      on behalf of a large number of accounts (including
      pursuant to the arrangements described above) if, in
      the Transfer Agent's judgment exercised in its
      discretion, those exchanges would be disruptive to
      either fund in the exchange transaction.

   o  The Fund may amend, suspend or terminate the exchange
      privilege at any time. The Fund may refuse any exchange
      order and is currently not obligated to provide notice
      before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares
      you request because of a restriction cited above, only
      the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the
Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund
      account with a value of less than $500. The fee is
      automatically deducted from each applicable Fund
      account annually on or about the second to last "regular
      business day" of September. See the Statement of
      Additional Information (shareholders may visit the
      OppenheimerFunds website) to learn how you can avoid
      this fee and for circumstances under which this fee
      will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is
      suspended, and the offering may be suspended by the
      Board of Trustees at any time the Board believes it is
      in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions
      or exchanges may be modified, suspended or terminated
      by the Fund at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law. If an account has more than one owner, the Fund
      and the Transfer Agent may rely on the instructions of
      any one owner. Telephone privileges apply to each owner
      of the account and the dealer representative of record
      for the account unless the Transfer Agent receives
      cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other
      procedures to confirm that telephone instructions are
      genuine, by requiring callers to provide tax
      identification numbers and other account data or by
      using PINs, and by confirming such transactions in
      writing. The Transfer Agent and the Fund will not be
      liable for losses or expenses arising out of telephone
      instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the
      Transfer Agent receives all required documents in
      proper form. From time to time, the Transfer Agent in
      its discretion may waive certain of the requirements
      for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients
      by participating in NETWORKING through the National
      Securities Clearing Corporation are responsible for
      obtaining their clients' permission to perform those
      transactions, and are responsible to their clients who
      are shareholders of the Fund if the dealer performs any
      transaction erroneously or improperly.
The redemption price for shares will vary from day to day
      because the value of the securities in the Fund's
      portfolio fluctuates. The redemption price, which is
      the net asset value per share, will normally differ for
      each class of shares. The redemption value of your
      shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by
      Federal Funds wire (as elected by the shareholder)
      within seven days after the Transfer Agent receives
      redemption instructions in proper form. However, under
      unusual circumstances determined by the Securities and
      Exchange Commission, payment may be delayed or
      suspended. For accounts registered in the name of a
      broker-dealer, payment will normally be forwarded
      within three business days after redemption.
The Transfer Agent may delay processing any type of
      redemption payment as described under "How to Sell
      Shares" for recently purchased shares, but only until
      the purchase payment has cleared. That delay may be as
      much as 10 days from the date the shares were
      purchased. That delay may be avoided if you purchase
      shares by Federal Funds wire or certified check, or
      arrange with your bank to provide telephone or written
      assurance to the Transfer Agent that your purchase
      payment has cleared.
Involuntary redemptions of small accounts may be made by the
      Fund if the account value has fallen below $200 for
      reasons other than the fact that the market value of
      shares has dropped. In some cases, involuntary
      redemptions may be made to repay the Distributor for
      losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances
      (such as a lack of liquidity in the Fund's portfolio to
      meet redemptions). This means that the redemption
      proceeds will be paid with liquid securities from the
      Fund's portfolio. If the Fund redeems your shares in
      kind, you may bear transaction costs and will bear
      market risks until such time as such securities are
      converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your
      residential street address or principal place of
      business and your Social Security Number, Employer
      Identification Number or other government issued
      identification when you open an account. Additional
      information may be required in certain circumstances or
      to open corporate accounts. The Fund or the Transfer
      Agent may use this information to attempt to verify
      your identity. The Fund may not be able to establish an
      account if the necessary information is not received.
      The Fund may also place limits on account transactions
      while it is in the process of attempting to verify your
      identity. Additionally, if the Fund is unable to verify
      your identity after your account is established, the
      Fund may be required to redeem your shares and close
      your account.
"Backup withholding" of federal income tax may be applied
      against taxable dividends, distributions and redemption
      proceeds (including exchanges) if you fail to furnish
      the Fund your correct, certified Social Security or
      Employer Identification Number when you sign your
      application, or if you under-report your income to the
      Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus,
      annual and semi-annual report and annual notice of the
      Fund's privacy policy to shareholders having the same
      last name and address on the Fund's records. The
      consolidation of these mailings, called householding,
      benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these
      materials, you may call the Transfer Agent at
      1.800.225.5677. You may also notify the Transfer Agent
      in writing. Individual copies of prospectuses, reports
      and privacy notices will be sent to you commencing 30
      days after the Transfer Agent receives your request to
      stop householding.

Dividends, Capital Gains and Taxes
DIVIDENDS. The Fund intends to declare dividends separately
for each class of shares from net tax-exempt income and/or
net taxable investment income each regular business day and
to pay those dividends to shareholders monthly on a date
selected by the Board of Trustees. Daily dividends will not
be declared or paid on newly-purchased shares until Federal
Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares
at a constant level. There is no assurance that it will be
able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to
shareholders. The amount of those dividends and any other
distributions paid on other classes of shares may vary over
time, depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends
for Class B and Class C shares, which normally have higher
expenses than Class A and Class Y. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio
securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of
dividends and capital gains following the end of its fiscal
year. There can be no assurance that the Fund will pay any
capital gains distributions in a particular year. Long-term
capital gains will be separately identified in the tax
information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When
you open your account, specify on your application how you
want to receive your dividends and distributions. You have
four options:
Reinvest All Distributions in the Fund. You can elect to
      reinvest all dividends and capital gains distributions
      in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to
      reinvest some distributions (dividends, short-term
      capital gains or long-term capital gains distributions)
      in the Fund while receiving the other types of
      distributions by check or having them sent to your bank
      account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions
      or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds
      Account. You can reinvest all distributions in the same
      class of shares of another OppenheimerFunds account you
      have established.

Taxes. Dividends paid from net investment income earned by
the Fund on municipal securities will be excludable from
gross income for federal income tax purposes. All or a
portion of the dividends paid by the Fund that are derived
from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal
alternative minimum tax.

      Dividends and capital gains distributions may be
subject to federal, state or local taxes. Any short-term
capital gain distributions are taxable to you as ordinary
income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you
have owned shares in the Fund. The Fund may derive gains in
part from municipal obligations the Fund purchased below
their principal or face values. All, or a portion of these
gains may be taxable to you as ordinary income rather than
capital gains. Whether you reinvest your distributions in
additional shares or take them in cash, the tax treatment is the same.

     Exempt-interest dividends earned by residents of
California should not be subject to federal, state, or
local income taxes. For State purposes, dividends paid by
the Fund will generally be exempt, if at the close of each
quarter at least 50% of the value of the Fund's assets are
invested in debt obligations that pay interest exempt from
California individual income taxes. The portion of the
Fund's dividends that are attributable to income earned on
other obligations (not California municipal securities)
will normally be subject to California personal income tax.

     Every year the Fund will send you and the IRS a
statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid
by the Fund.

     The Fund intends each year to qualify as a "regulated
investment company" under the Internal Revenue Code, but
reserves the right not to qualify. It qualified during its
last fiscal year. The Fund, as a regulated investment
company, will not be subject to Federal income taxes on any
of its income, provided that it satisfies certain income,
diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the
      Fund's share prices fluctuate, you may have a capital
      gain or loss when you sell or exchange your shares. A
      capital gain or loss is the difference between the
      price you paid for the shares and the price you
      received when you sold them. Any capital gain is
      subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return
      of capital to shareholders. If that occurs, it will be
      identified in notices to shareholders

      This information is only a summary of certain federal
and state income tax information about your investment. You
should consult with your tax advisor about the effect of an
investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you
understand the Fund's financial performance since inception.
Certain information reflects financial results for a single
Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and
distributions). This information has been audited by Ernst &
Young LLP, the Fund's independent registered public
accounting firm, whose report, along with the Fund's
financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JULY 31, 2004 1                        CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period                $  3.35     $  3.35     $  3.35
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .07         .05         .05
Net realized and unrealized gain (loss)                (.06)         -- 2      (.06)
                                                    --------------------------------
Total from investment operations                        .01         .05        (.01)
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)       (.04)       (.04)
------------------------------------------------------------------------------------
Net asset value, end of period                      $  3.30     $  3.36     $  3.30
                                                    ================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     0.21%       1.60%      -0.16%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $11,627     $   510     $ 4,079
------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 8,381     $   297     $ 2,044
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.99%       3.96%       3.92%
Total expenses                                         1.92%       2.86%       2.93%
Expenses after payments and waivers and reduction
to custodian expenses                                  0.76%       1.55%       1.55%
------------------------------------------------------------------------------------
Portfolio turnover rate                                   2%          2%          2%

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

2. Less than $0.005 per share.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited Term California
Municipal Fund
The  following   additional   information  about  the  Fund  is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes
additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into
this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the
Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the
Annual and Semi-Annual Reports, the notice explaining the
Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:

                              1.800.525.7048

------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              download documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of
Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other
information about the Fund are available on the EDGAR
database on the SEC's Internet website at WWW.SEC.GOV. Copies
                                          -----------
may be obtained after payment of a duplicating fee by
electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about
the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation
of an offer to buy shares of the Fund, to any person in any
state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21474              The Fund's
shares are distributed by:
PR00801.001.0904                          [logo]
OppenheimerFunds Distributor, Inc.

Printed on recycled paper

STATEMENT OF ADDITIONAL INFORMATION

Oppenheimer Limited Term California Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated September 29, 2004

This Statement of Additional Information is not a
Prospectus. This document contains additional information
about the Fund and supplements information in the
Prospectus dated September 29, 2004. It should be read
together with the Prospectus, which may be obtained by
writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217 or by
calling the Transfer Agent at the toll-free number shown
above or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
Page

About the Fund
Additional  Information About the Fund's Investment Policies

About Your Account

Financial Information About the Fund

Appendix   C:   OppenheimerFunds    Special   Sales   Charge
Arrangements and Waivers...................................................C-1

ABOUT The FUnd

Additional  Information About the Fund's Investment  Policies
and Risks

The investment objective, the principal investment policies
and main risks of the Fund are described in the Prospectus.
This Statement of Additional Information contains
supplemental information about those policies and risks and
the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the
Fund. Additional explanations are also provided about the
strategies the Fund can use to try to achieve its
objective.

The Fund's Investment Policies. The composition of the
Fund's portfolio and the techniques and strategies that the
Manager uses will vary over time. The Fund is not required
to use all of the investment techniques and strategies
described below in seeking its objective. The Fund does not
make investments with the objective of seeking capital
growth. However, the values of the securities held by the
Fund may be affected by changes in general interest rates
and other factors prior to their maturity. Because the
current value of debt securities varies inversely with
changes in prevailing interest rates, if interest rates
increase after a security is purchased, that security will
normally fall in value. Conversely, should interest rates
decrease after a security is purchased, normally its value
will rise.

      However, those fluctuations in value will not
generally result in realized gains or losses to the Fund
unless the Fund sells the security prior to the security's
maturity. A debt security held to maturity is redeemable by
its issuer at full principal value plus accrued interest.
The Fund does not usually intend to dispose of securities
prior to their maturity, but may do so for liquidity
purposes, or because of other factors affecting the issuer
that cause the Manager to sell the particular security. In
that case, the Fund could realize a capital gain or loss on
the sale.

      There are variations in the credit quality of
municipal securities, both within a particular rating
classification and between classifications. These
variations depend on numerous factors. The yields of
municipal securities depend on a number of factors,
including general conditions in the municipal securities
market, the size of a particular offering, the maturity of
the obligation and rating (if any) of the issue. These
factors are discussed in greater detail below.

      |X|   Determining the Average Effective Portfolio
Maturity. In seeking to maintain a dollar-weighted average
effective portfolio maturity of less than five years, the
Fund may purchase individual securities that have effective
maturities of more or less than five years. The effective
maturity of a bond might lengthen if market interest rates
increase, and the effective maturity might shorten if
market interest rates decline. Increasing market interest
rates therefore could cause the average effective maturity
of the portfolio to lengthen beyond five years, absent any
portfolio transactions.

      If the average effective maturity of the portfolio
should exceed five years, the Fund will not purchase
securities that have effective maturities beyond five
years. The Manager might also take steps to reduce the
average effective maturity of the portfolio below five
years. Those steps might include selling bonds with
effective maturities beyond five years or buying bonds with
effective maturities less than five years.

      In computing the Fund's average effective portfolio
maturity, the Manager intends to use the same effective
maturity dates that are shorter than the bond's stated
maturity that are used in the marketplace for evaluating a
bond for trading and pricing purposes. That date might be
the date of a mandatory put, pre-refunded call, optional
call or the average life to which a bond is priced. A bond
having a variable coupon rate or anticipated principal
prepayment may be assigned an effective maturity that is
shorter than a stated call date, put date or average life,
to reflect more closely the reduced price volatility
expectations as to that bond.

Municipal Securities. The types of municipal securities in
which the Fund may invest are described in the Prospectus
under "About the Fund's Investments." The Fund may from
time to time invest in municipal securities other than
California municipal securities. For example, to seek a
higher yield, the Fund may invest in municipal securities
issued by other states and their respective political
subdivisions. Although any interest from these securities
generally would be exempt from federal income tax, any such
interest may be subject to California personal income tax.
Nonetheless, the Fund does not expect to invest a
significant portion of its assets in securities other than
California municipal securities.

      Municipal securities are generally classified as
general obligation bonds, revenue bonds and notes. A
discussion of the general characteristics of these
principal types of municipal securities follows below.

      |X|   Municipal Bonds. Long-term municipal securities
(which have a maturity of more than one year when issued)
are classified as "municipal bonds." The principal
classifications of long-term municipal bonds are "general
obligation" and "revenue" bonds (including "industrial
development" bonds). They may have fixed, variable or
floating rates of interest, as described below, or may be
"zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to
redeem them before their maturity date. To protect
bondholders, callable bonds may be issued with provisions
that prevent them from being called for a period of time.
Typically, that is five to 10 years from the issuance date.
When interest rates decline, if the call protection on a
bond has expired, it is more likely that the issuer may
call the bond. If that occurs, the Fund might have to
reinvest the proceeds of the called bond in bonds that pay
a lower rate of return. In turn, that could reduce the
Fund's yield.

o     General Obligation Bonds. The basic security behind
general obligation bonds is the issuer's pledge of its full
faith and credit and taxing power, if any, for the
repayment of principal and the payment of interest. Issuers
of general obligation bonds include states, counties,
cities, towns, and regional districts. The proceeds of
these obligations are used to fund a wide range of public
projects, including construction or improvement of schools,
highways and roads, and water and sewer systems. The rate
of taxes that can be levied for the payment of debt service
on these bonds may be limited or unlimited. Additionally,
there may be limits as to the rate or amount of special
assessments that can be levied to meet these obligations.

o     Revenue Bonds. The principal security for a revenue
bond is generally the net revenues derived from a
particular facility, group of facilities, or, in some
cases, the proceeds of a special excise tax or other
specific revenue source, such as a state's or local
government's proportionate share of the Tobacco Master
Settlement Agreement. Revenue bonds are issued to finance a
wide variety of capital projects. Examples include
electric, gas, water and sewer systems; highways, bridges,
and tunnels; port and airport facilities; colleges and
universities; and hospitals.

      Although the principal security for these types of
bonds may vary from bond to bond, many provide additional
security in the form of a debt service reserve fund that
may be used to make principal and interest payments on the
issuer's obligations. Housing finance authorities have a
wide range of security, including partially or fully
insured mortgages, rent subsidized and/or collateralized
mortgages, and/or the net revenues from housing or other
public projects. Some authorities provide further security
in the form of a state's ability (without obligation) to
make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds. Industrial development
bonds are considered municipal bonds if the interest paid
is exempt from federal income tax. They are issued by or on
behalf of public authorities to raise money to finance
various privately operated facilities for business and
manufacturing, housing, sports, and pollution control.
These bonds may also be used to finance public facilities
such as airports, mass transit systems, ports, and parking.
The payment of the principal and interest on such bonds is
dependent solely on the ability of the facility's user to
meet its financial obligations and the pledge, if any, of
real and personal property financed by the bond as security
for those payments.

      The Fund will purchase particular industrial
development bonds only if the interest paid on the bonds is
tax exempt under the Internal Revenue Code; provided
however, that interest paid on these securities may be
subject to alternative minimum taxation, as discussed in
the prospectus and under "Municipal Securities - Municipal
Bonds - Private Activity Municipal Securities". The
Internal Revenue Code limits the types of facilities that
may be financed with tax-exempt industrial revenue and
private-activity bonds (discussed below) and the amounts of
these bonds that each state can issue.

o     Private Activity Municipal Securities. The Tax Reform
Act of 1986 (the "Tax Reform Act") reorganized, as well as
amended, the rules governing tax exemption for interest on
certain types of municipal securities. The Tax Reform Act
generally did not change the tax treatment of bonds issued
in order to finance governmental operations. Thus, interest
on general obligation bonds issued by or on behalf of state
or local governments, the proceeds of which are used to
finance the operations of such governments, continues to be
tax-exempt. However, the Tax Reform Act limited the use of
tax-exempt bonds for non-governmental (private) purposes.
More stringent restrictions were placed on the use of
proceeds of such bonds. Interest on certain private
activity bonds is taxable under the revised rules. There is
an exception for "qualified" tax-exempt private activity
bonds, for example, exempt facility bonds including certain
industrial development bonds, qualified mortgage bonds,
qualified Section 501(c)(3) bonds, and qualified student
loan bonds.

      In addition, limitations as to the amount of private
activity bonds which each state may issue were revised
downward by the Tax Reform Act, which will reduce the
supply of such bonds. The value of the Fund's portfolio
could be affected if there is a reduction in the
availability of such bonds.

      Interest on certain private activity bonds issued
after August 7, 1986, which continues to be tax-exempt,
will be treated as a tax preference item subject to the
alternative minimum tax (discussed below) to which certain
taxpayers are subject. The Fund may hold municipal
securities the interest on which (and thus a proportionate
share of the exempt-interest dividends paid by the Fund)
will be subject to the federal alternative minimum tax for
individuals and corporations.

      The federal alternative minimum tax is designed to
ensure that all persons who receive income pay some tax,
even if their regular tax is zero. This is accomplished in
part by including in taxable income certain tax preference
items that are used to calculate alternative minimum
taxable income. The Tax Reform Act made tax-exempt interest
from certain private activity bonds a tax preference item
for purposes of the alternative minimum tax on individuals
and corporations. Any exempt-interest dividend paid by a
regulated investment company will be treated as interest on
a specific private activity bond to the extent of the
proportionate relationship the interest the investment
company receives on such bonds bears to all its exempt
interest dividends.

      In addition, corporate taxpayers subject to the
alternative minimum tax may, under some circumstances, have
to include exempt-interest dividends in calculating their
alternative minimum taxable income. That could occur in
situations where the "adjusted current earnings" of the
corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated
as a taxable private activity bond, it is subject to a test
for: (a) a trade or business use and security interest, or
(b) a private loan restriction. Under the trade or business
use and security interest test, an obligation is a private
activity bond if: (i) more than 10% of the bond proceeds
are used for private business purposes and (ii) 10% or more
of the payment of principal or interest on the issue is
directly or indirectly derived from such private use or is
secured by the privately used property or the payments
related to the use of the property. For certain types of
uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or
indirect use in a trade or business carried on by an
individual or entity other than a state or municipal
governmental unit. Under the private loan restriction, the
amount of bond proceeds that may be used to make private
loans is limited to the lesser of 5% of the proceeds or
$5.0 million. Thus, certain issues of municipal securities
could lose their tax-exempt status retroactively if the
issuer fails to meet certain requirements as to the
expenditure of the proceeds of that issue or the use of the
bond-financed facility. The Fund makes no independent
investigation of the users of such bonds or their use of
proceeds of the bonds. If the Fund should hold a bond that
loses its tax-exempt status retroactively, there might be
an adjustment to the tax-exempt income previously
distributed to shareholders.

      Additionally, a private activity bond that would
otherwise be a qualified tax-exempt private activity bond
will not, under Internal Revenue Code Section 147(a), be a
qualified bond for any period during which it is held by a
person who is a "substantial user" of the facilities or by
a "related person" of such a substantial user. This
"substantial user" provision applies primarily to exempt
facility bonds, including industrial development bonds. The
Fund may invest in industrial development bonds and other
private activity bonds. Therefore, the Fund may not be an
appropriate investment for entities which are "substantial
users" (or persons related to "substantial users") of such
exempt facilities. Those entities and persons should
consult their tax advisors before purchasing shares of the
Fund.

      A "substantial user" of such facilities is defined
generally as a "non-exempt person who regularly uses part
of a facility" financed from the proceeds of exempt
facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless
such individual or the individual's immediate family
(spouse, brothers, sisters and immediate descendants) own
directly or indirectly in the aggregate more than 50% in
value of the equity of a corporation or partnership which
is a "substantial user" of a facility financed from the
proceeds of exempt facility bonds.

      |X|   Municipal Notes. Municipal securities having a
maturity (when the security is issued) of less than one
year are generally known as municipal notes. Municipal
notes generally are used to provide for short-term working
capital needs. Some of the types of municipal notes the
Fund can invest in are described below.

o     Tax Anticipation Notes. These are issued to finance
working capital needs of municipalities. Generally, they
are issued in anticipation of various seasonal tax revenue,
such as income, sales, use or other business taxes, and are
payable from these specific future taxes.

o     Revenue Anticipation Notes. These are notes issued in
expectation of receipt of other types of revenue, such as
federal revenues available under federal revenue-sharing
programs.

o     Bond Anticipation Notes. Bond anticipation notes are
issued to provide interim financing until long-term
financing can be arranged. The long-term bonds that are
issued typically also provide the money for the repayment
of the notes.

o     Construction Loan Notes. These are sold to provide
project construction financing until permanent financing
can be secured. After successful completion and acceptance
of the project, it may receive permanent financing through
public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper. This type of
short-term obligation (usually having a maturity of 270
days or less) is issued by a municipality to meet current
working capital needs.

      |X|   Municipal Lease Obligations. The Fund's
investments in municipal lease obligations may be through
certificates of participation that are offered to investors
by public entities. Municipal leases may take the form of a
lease or an installment purchase contract issued by a state
or local government authority to obtain funds to acquire a
wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be
"illiquid" securities. Their purchase by the Fund would be
limited as described below in "Illiquid and Restricted
Securities." Municipal lease obligations that the Manager
has determined to be liquid under guidelines set by the
Board of Trustees are not subject to the Fund's 15% limit
on investments in illiquid securities.

      Those guidelines require the Manager to evaluate:

o     the frequency of trades and price quotations for such
               securities;
o     the number of dealers or other potential buyers
               willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations.
Although lease obligations do not constitute general
obligations of the municipality for which the
municipality's taxing power is pledged, a lease obligation
is ordinarily backed by the municipality's covenant to
budget for, appropriate and make the payments due under the
lease obligation. However, certain lease obligations
contain "non-appropriation" clauses which provide that the
municipality has no obligation to make lease or installment
purchase payments in future years unless money is
appropriated for that purpose on a yearly basis. While the
obligation might be secured by the lease, it might be
difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation
generally are not subject to state constitutional debt
limitations or other statutory requirements that may apply
to other municipal securities. Payments by the public
entity on the obligation underlying the certificates are
derived from available revenue sources. That revenue might
be diverted to the funding of other municipal service
projects. Payments of interest and/or principal with
respect to the certificates are not guaranteed and do not
constitute an obligation of a state or any of its political
subdivisions.

      Municipal leases may also be subject to "abatement
risk." The leases underlying certain municipal lease
obligations may state that lease payments are subject to
partial or full abatement. That abatement might occur, for
example, if material damage to or destruction of the leased
property interferes with the lessee's use of the property.
However, in some cases that risk might be reduced by
insurance covering the leased property, or by the use of
credit enhancements such as letters of credit to back lease
payments, or perhaps by the lessee's maintenance of reserve
funds for lease payments.

      In addition, non-rated municipal lease securities may
not have as highly liquid a market as conventional
municipal bonds. Municipal leases, like other municipal
debt obligations, are subject to the risk of non-payment of
interest or repayment of principal by the issuer. The
ability of issuers of municipal leases to make timely lease
payments may be adversely affected in general economic
downturns and as relative governmental cost burdens are
reallocated among federal, state and local governmental
units. A default in payment of income would result in a
reduction of income to the Fund. It could also result in a
reduction in the value of the municipal lease and that, as
well as a default in repayment of principal, could result
in a decrease in the net asset value of the Fund. While the
Fund holds these securities, the Manager will evaluate the
likelihood of a continuing market for these securities and
their credit quality.

      The Fund attempts to reduce its exposure to some of
these risks by not investing more than 25% of its total
assets in municipal leases obligations that contain
"non-appropriation" clauses. Also, the Fund will invest in
leases with non-appropriation clauses only if certain
conditions are met:
o     the nature of the leased equipment or property is
         such that its ownership or use is essential to a
         governmental function of a municipality,
o     appropriate covenants are obtained from the municipal
         obligor prohibiting the substitution or purchase
         of similar equipment if lease payments are not
         appropriated,
o     the lease obligor has maintained good market
         acceptability in the past,
o     the investment is of a size that will be attractive
         to institutional investors, and
o     the underlying leased equipment has elements of
         portability and/or use that enhance its
         marketability if foreclosure is ever required on
         the underlying equipment.

      |X|   Credit Ratings of Municipal Securities. Ratings
by ratings organizations such as Moody's Investors Service
("Moody's"), Standard & Poor's Ratings Services, a division
of The McGraw-Hill Companies, Inc. ("Standard and Poor's")
and Fitch, Inc. ("Fitch"), represent the respective rating
agency's opinions of the credit quality of the municipal
securities they undertake to rate. However, their ratings
are general opinions and are not guarantees of quality.
Municipal securities that have the same maturity, coupon
and rating may have different yields, while other municipal
securities that have the same maturity and coupon but
different ratings may have the same yield.

      After the Fund buys a municipal security, it may
cease to be rated or its rating may be reduced. Neither
event requires the Fund to sell the security, but the
Manager will consider this event in determining whether the
Fund should continue to hold the security. To the extent
that ratings given by Moody's, Standard & Poor's, or Fitch
change as a result of changes in those rating organizations
or their rating systems, the Fund will attempt to use
comparable ratings as standards for investments in
accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are
"pre-refunded." The issuer's obligation to repay the
principal value of the security is generally collateralized
with U.S. government securities placed in an escrow
account. As a result, the pre-refunded security has
essentially the same risks of default as an AAA-rated
security.

      The rating definitions of Moody's, Standard & Poor's
and Fitch for municipal securities are contained in
Appendix A to this Statement of Additional Information. The
Fund can purchase securities that are unrated by nationally
recognized rating organizations. The Manager will make its
own assessment of the credit quality of unrated issues the
Fund buys. The Manager will use criteria similar to those
used by the rating agencies, and assign a rating category
to a security that is comparable to what the Manager
believes a rating agency would assign to that security.
However, the Manager's rating does not constitute a
guarantee of the quality of a particular issue.

      In evaluating the credit quality of a particular
security, whether it is rated or unrated, the Manager will
normally take into consideration a number of factors. Among
them are the financial resources of the issuer, or the
underlying source of funds for debt service on a security,
the issuer's sensitivity to economic conditions and trends,
any operating history of the facility financed by the
obligation and the degree of community support for it, the
capabilities of the issuer's management and regulatory
factors affecting the issuer and the particular facility.

o     Special Risks of Lower-Grade Securities. Up to 5% of
the Fund's total assets may be invested in municipal
obligations rated below investment grade. These are
commonly referred to as "junk bonds." Lower grade
securities may have a higher yield than securities rated in
the higher rating categories. In addition to having a
greater risk of default than higher-grade, securities,
there may be less of a market for these securities. As a
result they may be harder to sell at an acceptable price.
The additional risks mean that the Fund may not receive the
anticipated level of income from these securities, and the
Fund's net asset value may be affected by declines in the
value of lower-grade securities. However, because the added
risk of lower quality securities might not be consistent
with the Fund's policy of prudent investment management,
the Fund limits its investments in lower quality
securities.

      While securities rated "Baa" by Moody's or "BBB" by
Standard & Poor's or Fitch are investment grade, they may
be subject to special risks and have some speculative
characteristics.

      In the event of unanticipated financial difficulties,
default or bankruptcy of an issuer of an obligation or the
underlying source of funds for debt service on an
obligation the Fund owns, the Fund can take such action as
the Manager considers appropriate. That might include, for
example, retaining the services of persons, firms,
professional organizations and others to evaluate or
protect real estate, facilities or other assets securing
the obligation or acquired by the Fund as a result of such
event. The Fund will incur additional costs in taking
protective action with respect to portfolio obligations
that are in default or the assets securing those
obligations. As a result, the Fund's share prices could be
adversely affected. Any income derived from the Fund's
ownership or operation of assets acquired as a result of
these types of actions might not be tax-exempt.

Special Risks of Investing Primarily in California
Municipal Securities. Because the Fund focuses its
investments primarily on California municipal securities,
the value of its portfolio investments will be highly
sensitive to events affecting the fiscal stability of the
State of California and its municipalities, authorities and
other instrumentalities that issue securities.  The
following information is a brief summary of factors
affecting the economy of the State of California and does
not purport to be a complete description of such factors.
Other factors will affect issuers.  The summary is based
primarily upon one or more publicly available offering
statements relating to debt offerings of California
issuers, the latest of which is dated June 9, 2004.  The
Fund has not independently verified the information.  The
creditworthiness of obligations issued by local California
issuers may be unrelated to the creditworthiness of
obligations issued by the State of California, and there is
no responsibility on the part of the State of California to
make payments on such local obligations.

      There have been a number of political developments,
voter initiatives, state constitutional amendments and
legislation in California in recent years that may affect
the ability of the State government and municipal
governments to pay interest and repay principal on the
securities they have issued.  In addition, in recent years,
the State of California has derived a significant portion
of its revenues from personal income and sales taxes.
Because the amount collected from these taxes is
particularly sensitive to economic conditions, the State's
revenues have been volatile. For example, the State
estimates that stock market related personal income tax
revenue declined from $17.6 billion in fiscal year 2000-01
to $5.2 billion in 2002-03.

      It is not possible to predict the future impact of
the legislation and economic considerations described below
on the long-term ability of the State of California or
California municipal issuers to pay interest or repay
principal on their obligations.  In part that is because of
possible inconsistencies in the terms of the various laws
and Propositions and the applicability of other statutes to
these issues.  The budgets of California counties and local
governments may be significantly affected by state budget
decisions beyond their control.  The information below
about these conditions is only a brief summary based upon
information the Fund has drawn from sources that it
believes are reliable.

      |X|   Changes to the State Constitution. Changes to
the state constitution in recent years have raised general
concerns about the ability of the State and municipal
governments in California to obtain sufficient revenues to
pay their bond obligations.  In 1978, California voters
approved Proposition 13, an amendment to the state
constitution.  The Proposition added a new section to the
constitution that limits ad valorem taxes on real property
and restricts the ability of local taxing entities to
increase real property taxes.  However, legislation enacted
after Proposition 13 provided help to California municipal
issuers to raise revenue to pay their bond obligations.
During the severe recession California experienced from
1991 to 1993, the State legislature eliminated significant
components of its aid to local governments.  Whether
legislation will be enacted in the future to either
increase or reduce the redistribution of State revenues to
local governments, or to make them less dependent on State
budget decisions, cannot be predicted.  Even if legislation
increasing such redistribution is passed, it cannot be
predicted whether in every instance it will provide
sufficient revenue for local municipal issuers to pay their
bond obligations.

      Another amendment to the state constitution may also
have an adverse impact on state and municipal bond
obligations.  That amendment restricts the state government
from spending amounts in excess of appropriation limits
imposed on each state and local government entity.  If
revenues exceed the appropriation limit, those revenues
must be returned, in the form of a revision in the tax
rates or fee schedules.

      |X|   Voter Initiatives. In addition to Proposition
13, California voters have approved a number of initiatives
that affect the ability of the state and municipalities to
finance their bond obligations.  In 1988, California voters
approved Proposition 98, which requires a minimum level of
funding for public schools and community colleges.  In
1986, voters approved Proposition 62, which had a number of
effects. One requires that any special tax imposed by a
local government must be approved by a two-thirds vote of
the electorate.  In 1995, the California Supreme Court
upheld the constitutionality of that Proposition.  That
created uncertainty as to the legality of certain local
taxes enacted by non-charter cities without voter approval.
It is not possible to predict the eventual impact of that
decision.

      In 1996, California voters approved Proposition 218.
That initiative applied the provisions of Proposition 62 to
all government entities, including cities having charters.
It requires that all taxes for general purposes be approved
by a simple majority of the popular vote, and that taxes
for special purposes must be approved by a two-thirds
majority vote.  Proposition 218 also limits the authority
of local governments to impose property-related
assessments, fees and charges.  It requires that such
assessments be limited to the special benefit conferred and
prohibits their use for general governmental services.  The
Proposition enables voters to use their initiative powers
to reduce or repeal previously-authorized taxes,
assessments, fees and charges. Counties, in particular,
have had fewer options to raise revenues than many other
local government entities and have been required to
maintain many services.

      Approved in March 2004, Proposition 58 requires the
State to enact a balanced budget, establish a special
reserve in the General Fund and restricts future borrowing
to cover budget deficits. As a result of the provisions
requiring the enactment of a balanced budget and
restricting borrowing, the State would, in some cases, have
to take more immediate actions to correct budgetary
shortfalls. Beginning with the budget for fiscal year
2004-05, Proposition 58 requires the Legislature to pass a
balanced budget and provides for mid-year adjustments in
the event that the budget falls out of balance.

      If the Governor determines that the State is facing
substantial revenue shortfalls or spending deficiencies,
the Governor is authorized to declare a fiscal emergency.
He or she would then be required to propose legislation to
address the emergency, and call the Legislature into
special session for that purpose. If the Legislature fails
to pass and send to the Governor legislation to address the
budget fiscal emergency within 45 days, the Legislature
would be prohibited from (a) acting on any other bills or
(b) adjourning in joint recess until such legislation is
passed.

      Proposition 58 will also prohibit certain future
borrowing to cover budget deficits. This restriction
applies to general obligation bonds, revenue bonds, and
certain other forms of long-term borrowing. The restriction
does not apply to certain other types of borrowing, such as
(a) short-term borrowing to cover cash shortfalls in the
General Fund (including revenue anticipation notes or
revenue anticipation warrants currently used by the State),
or (b) inter-fund borrowings.

      |X|   Effect of other State Laws on Bond Obligations.
Some of the tax-exempt securities that the Fund can invest
in may be obligations payable solely from the revenues of a
specific institution or secured by specific properties.
These are subject to provisions of California law that
could adversely affect the holders of such obligations.
For example, the revenues of California health care
institutions may be adversely affected by State laws, and
California law limits the remedies of a creditor secured by
a mortgage or deed of trust on real property.  Debt
obligations payable solely from revenues of health care
institutions may also be insured by the State but no
guarantee exists that adequate reserve funds will be
appropriated by the State legislature for such purpose.

      |X|   General Economic Conditions in the State. The
California economy and general financial condition affect
the ability of the State and local government to raise and
redistribute revenues to assist issuers of municipal
securities to make timely payments on their obligations.
California is the most populous state in the nation with a
total population estimated at over 35 million.  California
has a diverse economy, with major employment in the
agriculture, manufacturing, high technology, services,
trade, entertainment and construction sectors.

      A significant downturn in U.S. stock market prices
could adversely affect California's economy by reducing
household spending and business investment, particularly in
the important high technology sector.  Moreover, a large
and increasing share of the State's General Fund revenue in
the form of income and capital gains taxes is directly
related to, and would be adversely affected by, a
significant downturn in the performance of the stock
markets.

      Since early 2001, the State has faced severe
financial challenges, which may continue for several
years.  The State experienced an economic recession in 2001
and a sluggish recovery in 2002 and 2003 (with greatest
impacts in the high technology, internet, and
telecommunications sectors, especially in Northern
California); weakened exports; and most particularly, large
stock market declines (with attendant declines in stock
option values and capital gains realizations). These
adverse fiscal and economic factors resulted in a serious
erosion of General Fund tax revenues. The three largest
General Fund tax sources (personal income, sales and use,
and corporate taxes) totaled $72.8 billion in fiscal year
2000-01, were $59.7 billion in 2001-02, were $61.9 billion
in 2002-03, and, as of July 31, 2004, are projected to be
$67.0 billion in 2003-04 and $71.7 billion in 2004-05.

      It is impossible to predict the time, magnitude or
location of a major earthquake or its effect on the
California economy.  In January 1994, a major earthquake
struck the Los Angeles area, causing significant damage in
a four county area.  The possibility exists that another
such earthquake could create a major dislocation of the
California economy and significantly affect State and local
governmental budgets.

      Prior Years' Financial Results. Following a severe
recession beginning in 1990, the State's financial
condition improved markedly during the fiscal years
starting in 1995-96, due to a combination of better than
expected revenues, a slowdown in growth of social welfare
programs, and continued spending restraint based on actions
taken in earlier years.  The State's cash position also
improved, with the State's General Fund taking in
substantially greater tax revenue than was initially
planned when the budgets were enacted for the fiscal years
ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion,
$1.6 billion, $2.4 billion, $1.7 billion and $8.2 billion,
respectively), an no external deficit borrowing occurred
through the end of the five fiscal years prior to
2001-02.The final estimate of 2001-02 revenues and
expenditures showed an unprecedented drop in revenues
compared to the prior year.  The final estimate for the
three largest tax sources was $59.7 billion, a drop of over
$13 billion from 2000-01, the vast bulk of which was
attributable to reduced personal income taxes from stock
option and capital gains activity.  Consequently, the
Department of Finance estimates that, on a budgetary basis,
the General Fund had a $2.1 billion deficit at June 30,
2002.

      2002 Budget Act.  The 2002 Budget Act initially
forecasted $79.2 billion in General Fund revenues and
transfers and $76.7 billion in expenditures.  These revenue
estimates proved to be substantially overstated, as
expected economic recovery did not occur.  The Legislature
passed budget adjustment legislation in the spring of 2003,
totaling about $10.1 billion in spending reductions,
deferrals and funding transfers ($5.1 billion for 2002-03
and $5.3 billion for 2003-04). The largest part of the
reductions (including a $1.1 billion deferral into the
2003-04 fiscal year) were for K-12 education funding.
Actual revenues and transfers in 2002-03 were $71.9
billion, with expenditures of $77.9 billion.

      2003 Budget Act.  The 2003 Budget Act forecasted
$73.4 billion in General Fund revenues and transfers and
$71.1 billion in expenditures. The 2003 Budget Act
addressed its potential $38.2 billion gap between
expenditures and resources through a combination of program
reductions ($17.6 billion), deficit financing ($10.7
billion), new revenues ($4.5 billion), funding shifts ($4.4
billion) and loans and other borrowing ($2.3 billion).

      At a special election held in October 2003, the
Governor of the State, Gray Davis, was recalled and
replaced by Arnold Schwarzenegger, who took office in
November.  Governor Schwarzenegger proposed placing a bond
measure on the March 2004 ballot which would authorize the
issuance of up to $15 billion of economic recovery bonds to
replace the fiscal recovery bonds authorized by the 2003
Budget Act.  On March 2, 2004, California voters approved
both the fiscal recovery bonds and a related balanced
budget amendment described under "Economic Recovery Bonds"
below.

      In December 2003, the Governor proposed additional
reductions totaling $3.9 billion ($2.3 billion in 2003-04
and $1.6 billion in 2004-05).  Of these proposals,
approximately $1.366 billion were either not adopted or
became unachievable.

      According to the 2004 Budget Act, revenues and
transfers for 2003-04 were estimated to be $74.6 billion
with $75.6 billion in expenditures. As a result of the sale
of the Economic Recovery Bonds and the use of the Deficit
Recovery Fund (see below), California ended the fiscal year
with a positive balance of $2.2 billion in its Special Fund
for Economics Uncertainties.

      2004 Budget Act. The 2004-05 Governor's Budget,
released in January 2004, projected General Fund revenues
for 2003-04 of $77.6 billion, an increase of $4.3 billion
compared with 2003 Budget Act estimates (including a $2
billion increase in major tax revenues due to the improved
economic forecast and $3 billion in additional bond
proceeds).  This budget also forecasted General Fund
expenditures for 2003-04 of $78.0 billion, an increase of
$6.9 billion compared with 2003 Budget Act estimates
(including $2.65 billion in expenditures for vehicle
license fee backfill payments to local governments which
were suspended by Governor Davis in July 2003, but resumed
by Governor Schwarzenegger in November 2003).

      The 2004-05 Budget projected that, in the absence of
corrective actions to change existing policies, operating
deficits, estimated at $14 billion for fiscal 2004-05,
would continue to be incurred.  The budget projected
General Fund revenues for 2004-05 of $76.4 billion, a
decrease of $1.2 billion compared with revised estimates
for 2003-04.  General Fund expenditures were projected at
$76.1 billion, a decrease of $2.0 billion compared with
revised estimates for 2003-04.  The budget included $7.3
billion in program reductions and related cost savings in
2003-04 and 2004-05 combined.  Finally, the budget proposed
a $1.3 billion property tax shift from local governments to
schools.

      In its January 2004 analysis of the 2004-05 Budget,
the Legislative Analyst's Office (the "LAO") observed that
even with spending reductions, the 2004-05 Budget does not
fully address the State's ongoing budget problem - leaving
a roughly $6 billion shortfall between expenditures and
revenues in 2005-06.  The report concludes that additional
savings proposals or revenue increases will be necessary to
resolve the State's "chronic budget crisis."

      The Governor's 2004 May Revision to his budget
projected an increase of $3.1 billion in anticipated
revenue for the current and prior years.  This increase was
offset by additional pressures on the General Fund
primarily due to caseload increases in benefit plans, an
increase in the Proposition 98 guarantee, and court cases.
The net effect of the changes together with policy changes
included in the 2004 May Revision increased the projected
reserve at the end of 2004-05 from $635 million to $998
million.

      In its May 2004 report, the LAO commented that on the
positive side, the 2004 May Revision has real savings in
numerous areas of the budget, and if adopted, it would
result in a balanced budget in 2004-05 and leave the State
with sufficient economic recovery bond proceeds to address
much of the projected structural budget gap for 2005-06.
Nevertheless, the LAO observed that it believed that the
2004 May Revision misses an important opportunity to make
more meaningful inroads toward eliminating the State's
long-term imbalance because the 2004 May Revision relies on
less ongoing savings than the January budget, and in other
instances, increases the State's future spending
commitments.  The LAO estimated that the 2006-07 shortfall
would approach $8 billion, and that annual operating
deficits above $6.5 billion would persist for the forecast
period (through 2008-09).

      The Governor signed the 2004 Budget Act on July 31,
2004. The 2004 Budget Act forecasts $77.3 billion in
General Fund revenues and transfers and $80.7 billion in
expenditures. The Act projects that by utilizing $1.4
billion of the prior year's $3.1 billion General Fund
balance and an additional $2.0 billion from the Deficit
Recovery Fund the General Fund will end the year with a
positive balance of $1.7 billion.

      In connection with the 2004 Budget Act, local
governments reached an agreement with the Governor and
legislative leaders to place an initiative on the November
2004 ballot to permanently limit the State's ability to
reallocate property and sales tax revenue away from local
governments to the State. In exchange, local governments
have agreed to transfer $1.3 billion in local funds to the
State each year.

      Future Budgets. It cannot be predicted what actions
will be taken in the future by the State Legislature and
the Governor to deal with changing State revenues and
expenditures. The State budget will be affected by national
and State economic conditions and other factors.

      |X|   State Indebtedness

      General Obligation Bonds. As of May 1, 2004, the
State had approximately $35.0 billion of its general
obligation bonds outstanding. General obligation bond
authorizations in an aggregate amount of approximately
$30.7 billion remained unissued as of that date.

      Ratings. As of July 27, 2004, the State's general
obligation bonds were rated A3 by Moody's, BBB by Standard
& Poor's, and BBB by Fitch Ratings. In May 2004, Moody's
upgraded its rating from BAA1 to A3 and stated that the
upgrade reflected a now established trend of recovery in
the State's economy and tax revenues, as well as an
improved state budgetary and liquidity outlook.  In
December 2003, Fitch Ratings lowered the State's general
obligation bond rating to BBB from A citing the State's
heavy reliance on the completion of an increased deficit
financing, the tremendous amount of measures needed to
close a widening budget gap, and the decision to submit the
deficit bonds and the balanced budget proposal for the
March 2004 election, which would inject another element of
uncertainty.  In July 2003, Standard and Poor's lowered its
rating to BBB from A, citing the lack of progress in
adopting a fiscal 2004 budget and the gubernatorial recall
election as reasons for the downgrade. However, Standard
and Poor's stated that further credit deterioration in the
short term is unlikely absent a severe cash flow crisis.
It is not presently possible to determine whether, or the
extent to which, Moody's, S&P or Fitch Ratings will change
such ratings in the future. It should be noted that the
creditworthiness of obligations issued by local California
issuers may be unrelated to the creditworthiness of
obligations issued by the State, and there is no obligation
on the part of the State to make payment on such local
obligations in the event of default.

      Economic Recovery Bonds.  The California Economic
Recovery Bond Act ("Proposition 57") was approved by the
voters at the statewide primary election in March 2004.
Proposition 57 authorizes the issuance of up to $15 billion
in economic recovery bonds to finance the negative General
Fund reserve balance as of June 30, 2004, and other General
Fund obligations undertaken prior to June 30, 2004.

      The cash flow projections included in the 2004-05
Governor's Budget assume that $12.3 billion of net proceeds
from economic recovery bonds will be deposited in the
General Fund by June 2004. The State may issue the
remainder of authorized economic recovery bonds in future
fiscal years. The State's General Obligation Bond Law
authorizes the issuance of short-term bond anticipation
notes payable from the proceeds of voter authorized bonds.
The State may issue long-term bonds under Proposition 57 or
bond anticipation notes followed by takeout long-term
bonds, depending upon market conditions and timing
requirements.

      Repayment of the economic recovery bonds is secured
by a pledge of revenues from a one-quarter cent increase in
the State's sales and use tax starting July 1, 2004. Fifty
percent, or up to $5 billion of future deposits in the
reserve fund created by the Balanced Budget Amendment
approved by Proposition 58, may be used to repay the
economic recovery bonds. In addition, as voter-approved
general obligation bonds, the economic recovery bonds will
be secured by the State's full faith and credit in the
event the dedicated revenue is insufficient to repay the
bonds.

      In May 2004, the State issued $7.9 billion of
economic recovery bonds, which resulted (due to the sale of
bonds at a premium) in the deposit of net proceeds in the
General Fund of approximately $8.3 billion. In June 2004,
the State offered $3.0 billion of additional economic
recovery bonds, which is projected to result in an
additional $3.0 billion of net proceeds to the General
Fund, for a combined projected General Fund contribution of
approximately $11.3 billion. The State may issue the
remainder of authorized economic recovery bonds in future
fiscal years.

      Commercial Paper Program. Pursuant to the terms of
the bank credit agreement presently in effect supporting
the State's general obligation commercial paper program,
not more than $1.5 billion of general obligation commercial
paper notes may be outstanding at any time; this amount may
be increased or decreased in the future. As of May 1, 2004,
the finance committees had authorized the issuance of up to
approximately $20.2 billion of commercial paper notes; as
of that date approximately $250 million aggregate principal
amount of general obligation commercial paper notes was
outstanding.

      Lease-Purchase Debt. In addition to general
obligation bonds, the State builds and acquires capital
facilities through the use of lease-purchase borrowing. As
of May 1, 2004, the State had approximately $7.3 billion of
outstanding lease purchase debt.

      Non-Recourse Debt. Certain State agencies and
authorities issue revenue obligations for which the General
Fund has no liability. Revenue bonds represent obligations
payable from State revenue-producing enterprises and
projects, which are not payable from the General Fund, and
conduit obligations payable only from revenues paid by
private users of facilities financed by the revenue bonds.
State agencies and authorities had $44.4 billion aggregate
principal amount of revenue bonds and notes which are
non-recourse to the General Fund outstanding as of December
31, 2003.

      Cash Flow Borrowings.  As part of its cash management
program, the State has regularly issued short-term
obligations to meet cash flow needs.  With insufficient
cash resources to pay the debt service due for previously
issued revenue anticipation notes, the State Controller
issued $11 billion of Revenue Anticipation Warrants in June
2003 to provide enough additional cash to pay this debt and
to pay other State obligations coming due in June 2003 and
in the first months of the 2003-04 fiscal year.

      The State issued $3 billion of Revenue Anticipation
Notes in October 2003, which matured on June 23, 2004.  The
most recent cash flow projections prepared by the
Department of Finance show that there would be sufficient
cash and unused borrowable resources available for use by
the General Fund to pay principal of and interest on these
notes when due.

      Repayment of Energy Loans.  The Department of Water
Resources (the "DWR") borrowed money from the General Fund
for DWR's power supply program between January and June
2001.  DWR has issued approximately $11.25 billion in
revenue bonds in several series and in the fall of 2002
used the net proceeds of the revenue bonds to repay
outstanding loans from banks and commercial lenders in the
amount of approximately $3.5 billion and a loan from the
General Fund in the amount of $6.1 billion plus accrued
interest of approximately $500 million.  Issuance of the
DWR revenue bonds had been delayed since mid-2001 by a
number of factors, including administrative and legal
challenges.

      The loans from the General Fund and the banks and
commercial lenders financed DWR's power supply program
costs during 2001 that exceeded DWR's revenues from the
sale of electricity.  The general purpose of the power
supply program was to provide to customers of the three
major investor-owned electric utilities in the State (the
"IOUs") the portion of their power not provided by the
IOUs.  The power supply program has become self-supporting
and no additional loans from the General Fund are
authorized.  As of January 1, 2003, the DWR's authority to
enter into new power purchase contracts terminated, and the
IOUs resumed responsibility for obtaining electricity for
their customers.

      The primary source of money to pay debt service on
the DWR revenue bonds will be revenues derived from
customers of the IOUs resulting from charges set by the
California Public Utilities Commission. The DWR revenue
bonds are not a debt or liability of the State and do not
directly, indirectly or contingently obligate the State to
levy or to pledge any form of taxation whatever therefor or
to make any appropriation for their payment.

      |X|   Enhanced Tobacco Settlement Revenue Bonds. In
1998, the State (together with 45 other states and certain
U.S. jurisdictions) signed a settlement agreement with the
four major cigarette manufacturers. The State agreed to
drop its lawsuit and not to sue in the future for monetary
damages. Tobacco manufacturers agreed to billions of
dollars in payments and restrictions on marketing
activities. Under the settlement, the companies agreed to
pay California governments approximately $25 billion
(subject to adjustments) over a period of 25 years.
Payments continue in perpetuity, with current projections
of $1.2 billion in 2025, steadily increasing each year to
$1.6 billion in 2045. Under a separate Memorandum of
Understanding, half of the money will be paid to the State
and half to local governments (all counties and the cities
of San Diego, Los Angeles, San Francisco and San Jose).

      An initial sale of 57.6% of the State's tobacco
settlement revenues from July 1, 2003, onward, was
completed in January 2003 and produced $2.5 billion in
revenue. A second sale of the remaining amount, which
produced $2.3 billion in revenue, was completed in
September 2003. The 2003 Budget Act authorizes the Director
of Finance to make allocations with legislative
notification if tobacco settlement revenues are
insufficient to cover the cost of the tobacco
securitization program. The Legislature is not obligated to
make any such requested appropriation in the future.

      Tobacco settlement revenue bonds are neither general
nor legal obligations of the State or any of its political
subdivisions and neither the faith and credit nor the
taxing power nor any other assets or revenues of the State
or of any political subdivision is or shall be pledged to
the payment of any such bonds.

      |X|   Financial Problems of Local Governments. It is
not possible to predict the future impact of the voter
initiatives. State constitutional amendments, legislation
or economic considerations described above, or of such
initiatives, amendments or legislation that may be enacted
in the future, on the long-term ability of California
municipal issuers to pay interest or repay principal on
their obligations.  There is no assurance that any
California issuer will make full or timely payments of
principal or interest or remain solvent.  For example, in
December 1994, Orange County, California, together with its
pooled investment funds, which included investment funds
from other local governments, filed for bankruptcy.  The
County has since emerged from bankruptcy.  Los Angeles
County, the nation's largest county, in the recent past has
also experienced financial difficulty and its financial
condition will continue to be affected by the large number
of County residents who are dependent on government
services and by a structural deficit in its health
department.  Moreover, California's improved economy has
caused Los Angeles County, and other local governments, to
come under increased pressure from public employee unions
for improved compensation and retirement benefits.

      In June 2003, it was determined that insufficient
General Fund moneys were available to continue to fund any
portion of the vehicle license fee offsets to local
governments as of that date. Accordingly, in October 2003,
the vehicle license fee paid by taxpayers returned to
pre-1999 levels.  In his first days in office, Governor
Schwarzenegger rescinded the vehicle license fee increase
retroactive to October 1 and his 2004-05 Budget proposes to
fully fund the backfill payments. Backfill payments
totaling $2.65 billion and $4.06 billion are anticipated to
be paid to local governments in fiscal years 2003-04 and
2004-05, respectively.  The Legislature has authorized the
repayment in August 2006 of approximately $1.3 billion that
was not received by local governments during the time
period between the suspension of the offsets and the
implementation of the higher fees.

      The 2004-05 Governor's Budget proposed to increase
transfers to school districts by $1.3 billion, with $135
million coming from community redevelopment agencies and
the remainder from cities, counties, and other special
districts.  Instead of the 2004-05 Governor's Budget
proposal to increase transfers to schools, the
Administration and representatives from local government
have reached an understanding (which remains subject to
approval by the Legislature) on a proposal to revise the
State-local fiscal relationship. This proposal, as outlined
in the 2004 May Revision, will reduce the vehicle license
fee from 2 percent to 0.65 percent of the value of the
vehicle. In order to protect local governments, the
reduction in vehicle license fee revenue to cities and
counties from this rate change will be replaced by an
increase in the amount of property tax they receive.

      Under the proposed agreement, for 2004-05 and 2005-06
only, the replacement property taxes that cities and
counties receive would be reduced by $700 million. In
future years, local governments would receive the full
value of the vehicle license fee revenue that they would
have received under current law. Also for these two fiscal
years, the proposed agreement would require redevelopment
agencies to shift $250 million in property tax revenue they
would otherwise receive to schools, and special districts
would shift $350 million to schools. As part of the
proposed agreement, a constitutional amendment (which is
currently being developed) would protect local governments'
property, sales, and vehicle license fee revenues in future
years. An initiative measure that also seeks to protect
revenues for local governments has already qualified for
the November 2004 ballot.

Other Investment Techniques and Strategies. In seeking its
objective, the Fund may from time to time employ the types
of investment strategies and investments described below.
It is not required to use all of these strategies at all
times, and at times may not use some of them.

      |X|   Floating Rate and Variable Rate Obligations.
Variable rate obligations may have a demand feature that
allows the Fund to tender the obligation to the issuer or a
third party prior to its maturity. The tender may be at par
value plus accrued interest, according to the terms of the
obligations.

      The interest rate on a floating rate note is based on
a stated prevailing market rate, such as a bank's prime
rate, the 91-day U.S. Treasury Bill rate, or some other
standard, and is adjusted automatically each time such rate
is adjusted. The interest rate on a variable rate note is
also based on a stated prevailing market rate but is
adjusted automatically at specified intervals of not less
than one year. Generally, the changes in the interest rate
on such securities reduce the fluctuation in their market
value. As interest rates decrease or increase, the
potential for capital appreciation or depreciation is less
than that for fixed-rate obligations of the same maturity.
The Manager may determine that an unrated floating rate or
variable rate obligation meets the Fund's quality standards
by reason of the backing provided by a letter of credit or
guarantee issued by a bank that meets those quality
standards.

      Floating rate and variable rate demand notes that
have a stated maturity in excess of one year may have
features that permit the holder to recover the principal
amount of the underlying security at specified intervals
not exceeding one year and upon no more than 30 days'
notice. The issuer of that type of note normally has a
corresponding right in its discretion, after a given
period, to prepay the outstanding principal amount of the
note plus accrued interest. Generally the issuer must
provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative
Investments. "Inverse floaters" are municipal obligations
on which the interest rates typically fall as market rates
increase and increase as market rates fall. Changes in
market interest rates or the floating rate of the security
inversely affect the residual interest rate of an inverse
floater. As a result, the price of an inverse floater will
be considerably more volatile than that of a fixed-rate
obligation when interest rates change.

      To provide investment leverage, a municipal issuer
might decide to issue two variable rate obligations instead
of a single long-term, fixed-rate bond. For example, the
interest rate on one obligation reflects short-term
interest rates. The interest rate on the other instrument,
the inverse floater, reflects the approximate rate the
issuer would have paid on a fixed-rate bond, multiplied by
a factor of two, minus the rate paid on the short-term
instrument. The two portions may be recombined to create a
fixed-rate bond. The Manager might acquire both portions of
that type of offering, to reduce the effect of the
volatility of the individual securities. This provides the
Manager with a flexible portfolio management tool to vary
the degree of investment leverage efficiently under
different market conditions. The Fund can invest up to 20%
of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current
income, reflecting the spread between short-term and
long-term tax-exempt interest rates. As long as the
municipal yield curve remains relatively steep and short
term rates remain relatively low, owners of inverse
floaters will have the opportunity to earn interest at
above-market rates because they receive interest at the
higher long-term rates but have paid for bonds with lower
short-term rates. If the yield curve flattens and shifts
upward, an inverse floater will lose value more quickly
than a conventional long-term bond. The Fund might invest
in inverse floaters to seek higher tax-exempt yields than
are available from fixed-rate bonds that have comparable
maturities and credit ratings. In some cases, the holder of
an inverse floater may have an option to convert the
floater to a fixed-rate bond, pursuant to a "rate-lock"
option.

      Some inverse floaters have a feature known as an
interest rate "cap" as part of the terms of the investment.
Investing in inverse floaters that have interest rate caps
might be part of a portfolio strategy to try to maintain a
high current yield for the Fund when the Fund has invested
in inverse floaters that expose the Fund to the risk of
short-term interest rate fluctuations. "Embedded" caps
might be used to hedge a portion of the Fund's exposure to
rising interest rates. When interest rates exceed a
pre-determined rate, the cap generates additional cash
flows that offset the decline in interest rates on the
inverse floater, and the hedge is successful. However, the
Fund bears the risk that if interest rates do not rise
above the pre-determined rate, the cap (which is purchased
for additional cost) will not provide additional cash flows
and will expire worthless.

      Inverse floaters are a form of derivative investment.
Certain derivatives can be used to increase or decrease the
Fund's exposure to changing security prices, interest rates
or other factors that affect the value of securities.
However, these techniques could result in losses to the
Fund if the Manager judges market conditions incorrectly or
employs a strategy that does not correlate well with the
Fund's other investments. These techniques can cause losses
if the counterparty does not perform its promises. An
additional risk of investing in municipal securities that
are derivative investments is that their market value could
be expected to vary to a much greater extent than the
market value of municipal securities that are not
derivative investments but have similar credit quality,
redemption provisions and maturities.

      |X|   "When-Issued" and "Delayed-Delivery"
Transactions. As stated in the Prospectus, the Fund can
purchase securities on a "when-issued" basis, and may
purchase or sell such securities on a "delayed-delivery"
(or "forward commitment") basis. "When-issued" or
"delayed-delivery" refers to securities whose terms and
indenture have been created. A market exists for the
securities, but they are not available for immediate
delivery and the settlement date is more than 90 days after
trade date.

      When  such  transactions  are  negotiated,  the  price
(which is  generally  expressed  in yield terms) is fixed at the time the  commitment  is made.  Delivery and payment for the  securities  take place at a later  date.  Normally  the settlement  date is within  six  months of the  purchase  of municipal bonds and notes.  However, the Fund may, from time to time,  purchase municipal  securities having a settlement date more than six months and  possibly as long as two years or more after the trade date.  The securities are subject to
change  in  value  from   market   fluctuation   during  the
settlement  period.  The value at delivery  may be less than the purchase price.  For example,  changes in interest rates in a  direction  other  than that  expected  by the  Manager before  settlement  will affect the value of such securities and may cause loss to the Fund.  No income  begins to accrue to  the  Fund  on a  when-issued  security  until  the  Fund receives the security at settlement of the trade.

      The Fund will engage in  when-issued  transactions  in
order to secure  what is  considered  to be an  advantageous
price   and  yield  at  the  time  of   entering   into  the
obligation.   When  the  Fund  engages  in   when-issued  or
delayed-delivery  transactions,  it  relies  on the buyer or seller,  as the case may be, to  complete  the  transaction.
Its  failure  to do so  may  cause  the  Fund  to  lose  the opportunity  to obtain the  security at a price and yield it considers advantageous.

      When   the   Fund   engages   in    when-issued    and
delayed-delivery  transactions,  it does so for the  purpose of  acquiring  or  selling  securities  consistent  with its investment  objective and policies or for delivery  pursuant to options  contracts it has entered  into,  and not for the purposes  of  investment  leverage.  Although  the Fund will
enter  into   when-issued   or   delayed-delivery   purchase
transactions to acquire securities,  the Fund may dispose of a  commitment  prior to  settlement.  If the Fund chooses to dispose  of the  right to  acquire  a  when-issued  security prior  to its  acquisition  or to  dispose  of its  right to deliver  or  receive  against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes a  commitment  to  purchase
or sell a security on a  when-issued  or forward  commitment basis,  it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received,  in determining  its net asset value.  The Fund will identify on its books liquid assets at least equal to the value of  purchase  commitments until the Fund pays for the investment.

      When-issued  transactions and forward  commitments can
be  used by the  Fund  as a  defensive  technique  to  hedge against  anticipated  changes in interest  rates and prices.
For  instance,  in  periods  of  rising  interest  rates and falling  prices,  the  Fund  might  sell  securities  in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling  prices.  In periods of falling  interest  rates and rising  prices,  the Fund might sell  portfolio  securities and purchase the same or similar securities on a when-issued or forward  commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities. The Fund can buy
zero-coupon and delayed interest municipal securities.
Zero-coupon securities do not make periodic interest
payments and are sold at a deep discount from their face
value. The buyer recognizes a rate of return determined by
the gradual appreciation of the security, which is redeemed
at face value on a specified maturity date. This discount
depends on the time remaining until maturity, as well as
prevailing interest rates, the liquidity of the security
and the credit quality of the issuer. In the absence of
threats to the issuer's credit quality, the discount
typically decreases as the maturity date approaches.
Original issue discount on these securities is included in
the Fund's tax-free income. Some zero-coupon securities are
convertible, in that they are zero-coupon securities until
a predetermined date, at which time they convert to a
security with a specified coupon rate.

      Because zero-coupon securities pay no interest and
compound semi-annually at the rate fixed at the time of
their issuance, their value is generally more volatile than
the value of other
debt securities. Their value may fall more dramatically
than the value of interest-bearing securities when interest
rates rise. When prevailing interest rates fall,
zero-coupon securities tend to rise more rapidly in value
because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may
cause the Fund to recognize income and make distributions
to shareholders before it receives any cash payments on the
zero-coupon investment. To generate cash to satisfy those
distribution requirements, the Fund may have to sell
portfolio securities that it otherwise might have continued
to hold or to use cash flows from other sources such as the
sale of Fund shares.

      |X|   Puts and Standby Commitments. The Fund can
acquire "stand-by commitments" or "puts" with respect to
municipal securities to enhance portfolio liquidity and to
try to reduce the average effective portfolio maturity.
These arrangements give the Fund the right to sell the
securities at a set price on demand to the issuing
broker-dealer or bank. However, securities having this
feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a
standby commitment to repurchase the security, the Fund is
entitled to same-day settlement from the purchaser. The
Fund receives an exercise price equal to the amortized cost
of the underlying security plus any accrued interest at the
time of exercise. A put purchased in conjunction with a
municipal security enables the Fund to sell the underlying
security within a specified period of time at a fixed
exercise price.

      The Fund might purchase a standby commitment or put
separately in cash or it might acquire the security subject
to the standby commitment or put (at a price that reflects
that additional feature). The Fund will enter into these
transactions only with banks and securities dealers that,
in the Manager's opinion, present minimal credit risks. The
Fund's ability to exercise a put or standby commitment will
depend on the ability of the bank or dealer to pay for the
securities if the put or standby commitment is exercised.
If the bank or dealer should default on its obligation, the
Fund might not be able to recover all or a portion of any
loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by
the Fund. They terminate if the Fund sells the underlying
security to a third party. The Fund intends to enter into
these arrangements to facilitate portfolio liquidity,
although such arrangements might enable the Fund to sell a
security at a pre-arranged price that may be higher than
the prevailing market price at the time the put or standby
commitment is exercised. However, the Fund might refrain
from exercising a put or standby commitment if the exercise
price is significantly higher than the prevailing market
price, to avoid imposing a loss on the seller that could
jeopardize the Fund's business relationships with the
seller.

      A put or standby commitment increases the cost of the
security and reduces the yield otherwise available from the
security. Any consideration paid by the Fund for the put or
standby commitment will be reflected on the Fund's books as
unrealized depreciation while the put or standby commitment
is held, and a realized gain or loss when the put or
commitment is exercised or expires. Interest income
received by the Fund from municipal securities subject to
puts or stand-by commitments may not qualify as tax exempt
in its hands if the terms of the put or stand-by commitment
cause the Fund not to be treated as the tax owner of the
underlying municipal securities.

      |X|                 Repurchase Agreements. The Fund
can acquire securities subject to repurchase agreements. It
might do so for temporary defensive purposes or for
liquidity purposes to meet anticipated redemptions of Fund
shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a
security from, and simultaneously resells it to an approved
vendor for delivery on an agreed upon future date. The
resale price exceeds the purchase price by an amount that
reflects an agreed-upon interest rate effective for the
period during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks or broker-dealers that have been
designated a primary dealer in government securities.  They
must meet the credit requirements set by the Manager from
time to time.

      The majority of these transactions run from day to
day. Delivery pursuant to resale typically will occur
within one to five days of the purchase. Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's limits on holding illiquid investments. The
Fund cannot invest more than 20% of its total assets in
taxable repurchase agreements offering taxable income.

      Repurchase agreements, considered "loans" under the
Investment Company Act of 1940 (the "Investment Company
Act"), are collateralized by the underlying security. The
Fund's repurchase agreements require that at all times
while the repurchase agreement is in effect, the
collateral's value must equal or exceed the repurchase
price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's
creditworthiness to confirm that the vendor is financially
sound and will continuously monitor the collateral's value.
However, if the vendor fails to pay the resale price on the
delivery date, the Fund may incur costs in disposing of the
collateral and may experience losses if there is any delay
in its ability to do so.

      Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission ("SEC"), the Fund, along
with other affiliated entities managed by the Manager, may
transfer uninvested cash balances into one or more joint
repurchase accounts. These balances are invested in one or
more repurchase agreements, secured by U.S. government
securities. Securities that are pledged as collateral for
repurchase agreements are held by a custodian bank until
the agreements mature. Each joint repurchase arrangement
requires that the market value of the collateral be
sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the
agreement, retention or sale of the collateral may be
subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the
policies and procedures established by the Fund's Board of
Trustees, the Manager determines the liquidity of certain
of the Fund's investments and monitors holdings of illiquid
securities on an ongoing basis to determine whether to sell
any holdings to meet percentage restrictions. To enable the
Fund to sell its holdings of a restricted security not
registered under the Securities Act of 1933, the Fund may
have to cause those securities to be registered.  The
expenses of registering restricted securities may be
negotiated by the Fund with the issuer at the time the Fund
buys the securities. When the Fund must arrange
registration because the Fund wishes to sell the security,
a considerable period may elapse between the time the
decision is made to sell the security and the time the
security is registered so that the Fund could sell it. The
Fund would bear the risks of any downward price fluctuation
during that period.

      The Fund may also acquire restricted securities
through private placements. Those securities have
contractual restrictions on their public resale. Those
restrictions might limit the
Fund's ability to dispose of the securities and might lower
the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of
restricted securities, as stated in the Prospectus. Those
percentage restrictions do not limit purchases of
restricted securities that are eligible for sale to
qualified institutional purchasers under Rule 144A of the
Securities Act of 1933, if those securities have been
determined to be liquid by the Manager under Board-approved
guidelines. Those guidelines take into account the trading
activity for such securities and the availability of
reliable pricing information, among other factors.  If
there is a lack of trading interest in a particular Rule
144A security, the Fund's holdings of that security may be
considered to be illiquid. Illiquid securities include
repurchase agreements maturing in more than seven days.

           [X] Borrowing.  The Fund has the  ability  to invest
borrowed  funds in portfolio  securities.  This  speculative investment  technique  is known  as  "leverage".  Under  its fundamental  policies,  the Fund may not  borrow,  except to the extent  permitted under the Investment  Company Act, the rules or regulations  thereunder or any exemption  therefrom that is applicable to the Fund, as such  statutes,  rules or regulations  may be  amended  or  interpreted  from  time to
time.  Currently,   under  the  Investment  Company  Act,  a
mutual  fund may  borrow  only from  banks  and the  maximum amount it may borrow is up to  one-third of its total assets
(including the amount borrowed less its  liabilities,  other than borrowings),  except that a fund may borrow up to 5% of its total  assets for  temporary  purposes  from any person.
Under the  Investment  Company  Act,  there is a  rebuttable presumption  that a loan is temporary if it is repaid within
60 days and not  extended  or  renewed.  The Fund may borrow for  temporary  or  emergency  purposes  only to the  extent
necessary  in  emergency   situations  to  meet   redemption
requests  after using all cash held by the Fund to meet such redemption  requests,  other than cash necessary to pay Fund fees and expenses.  If the value of a Fund's assets fails to meet  the  300%  asset  coverage  requirement,  the  Fund is required,  within  three days to reduce its bank debt to the extent  necessary to meet such  requirement  and may have to
sell  a  portion   of  its   investments   at  a  time  when
independent  investment  judgment  would  not  dictate  such sale.

      The Fund will pay interest on these loans, and that
interest expense will raise the overall expenses of the
Fund and reduce its returns. If it does borrow, its
expenses will be greater than comparable funds that do not
borrow for leverage. Additionally, the Fund's net asset
value per share might fluctuate more than that of funds
that do not borrow.

      |X|   Hedging. The Fund can use hedging to attempt to
protect against declines in the market value of its
portfolio, to permit the Fund to retain unrealized gains in
the value of portfolio securities that have appreciated, or
to facilitate selling securities for investment reasons. To
do so the Fund could:
o     buy puts on securities, or
o     write covered calls on securities. Covered calls can
            also be written on debt securities to attempt
            to increase the Fund's income, but that income
            would not be tax-exempt. Therefore it is
            unlikely that the Fund would write covered
            calls for that purpose.

      The Fund is not obligated to use hedging instruments,
even though it is permitted to use them in the Manager's
discretion, as described below. The particular options the
Fund can use are described below. The Fund may employ other
hedging instruments and strategies in the future, if those
investment methods are consistent with the Fund's
investment objective, are
permissible under applicable regulations governing the Fund
and are approved by the Fund's Board of Trustees.

o     Put and Call Options. The Fund can buy and sell
certain kinds of put options (puts) and call options
(calls). These strategies are described below.

o     Writing Covered Call Options. The Fund can write
(that is, sell) call options. The Fund's call writing is
subject to a number of restrictions:
(1)   Calls the Fund sells must be listed on a national
                  securities exchange.
(2)   Each call the Fund writes must be "covered" while it
                  is outstanding. That means the Fund must
                  own the investment on which the call was
                  written.

      When the Fund writes a call on a security, it
receives cash (a premium). The Fund agrees to sell the
underlying investment to a purchaser of a corresponding
call on the same security during the call period at a fixed
exercise price regardless of market price changes during
the call period. The call period is usually not more than
nine months. The exercise price may differ from the market
price of the underlying security. The Fund has retained the
risk of loss that the price of the underlying security may
decline during the call period. That risk may be offset to
some extent by the premium the Fund receives. If the value
of the investment does not rise above the call price, it is
likely that the call will lapse without being exercised. In
that case the Fund would keep the cash premium and the
investment.

      The Fund's custodian bank, or a securities depository
acting for the custodian, will act as the Fund's escrow
agent through the facilities of the Options Clearing
Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges, or as to other
acceptable escrow securities. In that way, no margin will
be required for such transactions. OCC will release the
securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      To terminate its obligation on a call it has written,
the Fund may purchase a corresponding call in a "closing
purchase transaction." The Fund will then realize a profit
or loss, depending upon whether the net of the amount of
the option transaction costs and the premium received on
the call the Fund wrote was more or less than the price of
the call the Fund purchased to close out the transaction. A
profit may also be realized if the call lapses unexercised,
because the Fund retains the underlying investment and the
premium received. Any such profits are considered
short-term capital gains for federal tax purposes, as are
premiums on lapsed calls. When distributed by the Fund,
they are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund may buy calls
only to close out a call it has written, as discussed
above. Calls the Fund buys must be listed on a securities
exchange. A call or put option may not be purchased if the
purchase would cause the value of all the Fund's put and
call options to exceed 5% of its total assets.

      The Fund may buy only those puts that relate to
securities that the Fund owns or broadly-based municipal
bond indices. The Fund may not sell puts other than puts it
has previously purchased, to close out a position.

      When the Fund purchases a put, it pays a premium. The
Fund then has the right to sell the underlying investment
to a seller of a corresponding put on the same investment
during the put period at a fixed exercise price. Puts on
municipal bond indices are settled in cash. Buying a put on
a debt security, interest rate future or municipal bond
index future the Fund owns enables it to
protect itself during the put period against a decline in
the value of the underlying investment below the exercise
price. If the market price of the underlying investment is
equal to or above the exercise price and as a result the
put is not exercised or resold, the put will become
worthless at its expiration date. In that case the Fund
will lose its premium payment and the right to sell the
underlying investment. A put may be sold prior to
expiration (whether or not at a profit).

o     Risks of Hedging with Options. The use of hedging
instruments requires special skills and knowledge of
investment techniques that are different than what is
required for normal portfolio management. If the Manager
uses a hedging instrument at the wrong time or judges
market conditions incorrectly, hedging strategies may
reduce the Fund's returns.

      The Fund's option activities could affect its
portfolio turnover rate and brokerage commissions. The
exercise of calls written by the Fund might cause the Fund
to sell related portfolio securities, thus increasing its
turnover rate.  The exercise by the Fund of puts on
securities will cause the sale of underlying investments,
increasing portfolio turnover.  Although the decision
whether to exercise a put it holds is in the Fund's
control, holding a put might cause the Fund to sell the
related investments for reasons that would not exist in the
absence of the put. The Fund could pay a brokerage
commission each time it buys a call or put, sells a call or
put, or buys or sells an underlying investment in
connection with the exercise of a call or put. Such
commissions might be higher on a relative basis than the
commissions for direct purchases or sales of the underlying
investments. Premiums paid for options are small in
relation to the market value of the underlying investments.
Consequently, put and call options offer large amounts of
leverage. The leverage offered by trading in options could
result in the Fund's net asset value being more sensitive
to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on
an investment that has increased in value, the Fund will be
required to sell the investment at the call price. It will
not be able to realize any profit if the investment has
increased in value above the call price.

      There is a risk in using short hedging by purchasing
puts on municipal bond indices or futures to attempt to
protect against declines in the value of the Fund's
securities. The risk is that the prices of such futures or
the applicable index will correlate imperfectly with the
behavior of the cash (that is, market) prices of the Fund's
securities. It is possible for example, that while the Fund
has used hedging instruments in a short hedge, the market
might advance and the value of debt securities held in the
Fund's portfolio might decline. If that occurred, the Fund
would lose money on the hedging instruments and also
experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a
very small degree, over time the value of a diversified
portfolio of debt securities will tend to move in the same
direction as the indices upon which the hedging instruments
are based.

      The risk of imperfect correlation increases as the
composition of the Fund's portfolio diverges from the
securities included in the applicable index. To compensate
for the imperfect correlation of movements in the price of
debt securities being hedged and movements in the price of
the hedging instruments, the Fund might use hedging
instruments in a greater dollar amount than the dollar
amount of debt securities being hedged. It might do so if
the historical volatility of the prices of the debt
securities being hedged is greater than the historical
volatility of the applicable index.

      An option position may be closed out only on a market
that provides secondary trading for options of the same
series. There is no assurance that a liquid secondary
market will exist for a particular option. If the Fund
could not effect a closing purchase transaction due to a
lack of a market, it would have to hold the callable
investment until the call lapsed or was exercised, and
could experience losses.

o     Regulatory Aspects of Hedging Instruments.  The
Commodities Futures Trading Commission (the "CFTC")
recently eliminated limitations on futures trading by
certain regulated entities including registered investment
companies and consequently registered investment companies
may engage in unlimited futures transactions provided that
the Fund claims an exclusion from regulation as a commodity
pool operator.  The Fund has claimed such an exclusion from
registration as a commodity pool operator under the
Commodity Exchange Act ("CEA").  The Fund may use futures
for hedging and non-hedging purposes to the extent
consistent with its investment objective, internal risk
management guidelines adopted by the Fund's investment
advisor (as they may be amended from time to time), and as
otherwise set forth in the Fund's prospectus or this
statement of additional information.

      |X|   Portfolio Turnover. A change in the securities
held by the Fund from buying and selling investments is
known as "portfolio turnover." Short-term trading increases
the rate of portfolio turnover and could increase the
Fund's transaction costs. However, the Fund ordinarily
incurs little or no brokerage expense because most of the
Fund's portfolio transactions are principal trades that do
not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to
achieve capital gains, because they would not be tax-exempt
income. To a limited degree, the Fund may engage in
short-term trading to attempt to take advantage of
short-term market variations. It may also do so to dispose
of a portfolio security prior to its maturity. That might
be done if, on the basis of a revised credit evaluation of
the issuer or other considerations, the Manager believes
such disposition is advisable or the Fund needs to generate
cash to satisfy requests to redeem Fund shares. In those
cases, the Fund may realize a capital gain or loss on its
investments.

|X|   Temporary Defensive and Interim Investments.  The
securities the Fund can invest in for temporary defensive
purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S.
            government or its agencies or
            instrumentalities;
o     commercial paper rated "A-1" by Standard & Poors, or
            having a comparable rating by another
            nationally-recognized rating agency; and
o     certificates of deposit of domestic banks with assets
            of $1 billion or more.

      The Fund also might hold these types of securities
pending the investment of proceeds from the sale of
portfolio securities or to meet anticipated redemptions of
Fund shares. The income from some of these temporary
defensive or interim investments may not be tax-exempt.
Therefore when making those investments, the Fund might not
achieve its objective.

      [X]  Investments in Other Investment Companies. On a
temporary basis, the Fund can invest up to 5% of its total
assets in shares of other investment companies that have an
investment objective of seeking income exempt from federal
and California personal income taxes. It can invest up to
5% of its total assets in any one investment company (but
cannot own more than 3% of the outstanding voting stock of
that company). These limits do not apply to shares acquired
in a merger, consolidation, reorganization or acquisition
of another investment company. Because the Fund would be
subject to its ratable share of the other investment
company's expenses in addition to its own expenses, the
Fund will not make these investments unless the Manager
believes that the potential investment benefits justify the
added costs and expenses.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental
policies are those policies that the Fund has adopted to
govern its investments that can be changed only by the vote
of a "majority" of the Fund's outstanding voting
securities. Under the Investment Company Act, such a
"majority" vote is defined as the vote of the holders of
the lesser of:
o     67% or more of the shares present or represented by
         proxy at a shareholder meeting, if the holders of
         more than 50% of the outstanding shares are
         present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is not a fundamental
policy, but will not be changed without approval by the
Fund's Board of Trustees and notice to shareholders. Other
policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are
identified as such. The Fund's Board of Trustees can change
non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be
described in supplements or updates to the Prospectus or
this Statement of Additional Information, as appropriate.
The Fund's principal investment policies are described in
the Prospectus.

      [X] Does the Fund Have Additional Fundamental Policies?
The following investment restrictions are fundamental
policies of the Fund.

      o  The Fund cannot concentrate investments. That
means it cannot invest 25% or more of its total assets in
any industry. However, there is no limitation on
investments in affiliated funds and obligations issued or
guaranteed by the U.S. government, its agencies or
instrumentalities.

o     The Fund cannot invest in commodities. However, the
Fund can buy and sell any of the hedging instruments
permitted by any of its other policies. It does not matter
if the hedging instrument is considered to be a commodity
or commodity contract.

      o  The Fund cannot invest in real estate or in
interests in real estate. However, the Fund can purchase
securities of issuers holding real estate or interests in
real estate (including securities of real estate investment
trusts).

      o  The Fund cannot underwrite securities of other
companies. A permitted exception is in case it is deemed to
be an underwriter under the Securities Act of 1933 when
reselling any securities held in its own portfolio.

      o  The Fund cannot issue "senior securities," but
this does not prohibit certain investment activities for
which assets of the Fund are designated as segregated, or
margin, collateral or escrow arrangements are established,
to cover the related obligations. Examples of those
activities include borrowing money, reverse repurchase
agreements, delayed-delivery and when-issued arrangements
for portfolio securities transactions, and contracts to buy
or sell derivatives, hedging instruments, options or
futures.

o     The Fund cannot borrow money, except to the extent
permitted under the Investment Company Act, the rules or
regulations thereunder or any exemption therefrom that is
applicable to the Fund, as such statutes, rules or
regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans except (a) through lending
of securities, (b) through the purchase of debt instruments
or similar evidences of indebtedness, (c) through an
interfund lending program with other affiliated funds, and
(d) through repurchase agreements.

      Unless the Prospectus or Statement of Additional
Information states that a percentage restriction applies on
an ongoing basis, it applies only at the time the Fund
makes an investment (except in the case of borrowing and
investments in illiquid securities). The Fund need not sell
securities to meet the percentage limits if the value of
the investment increases in proportion to the size of the
Fund.

      For purposes of the Fund's policy not to concentrate
its investments as described above, the Fund has adopted as
a non-fundamental policy the industry classifications set
forth in Appendix B to this Statement of Additional
Information. The Fund does not intend to invest 25% or more
of its total assets in a group of industries. Furthermore,
the Fund does not intend to  invest 25% or more of its
assets in securities backed by the revenue of a single
project or similar type project.

Non-Diversification  of the Fund's Investments.  The Fund is
"non-diversified"  as defined in the Investment Company Act.
Funds  that  are  diversified  have   restrictions   against
investing too much of their assets in the  securities of any one  "issuer."  That means that the Fund can invest  more of its assets in the  securities of a single issuer than a fund that is diversified.

      Being   non-diversified  poses  additional  investment
risks,  because  if the Fund  invests  more of its assets in fewer  issuers,  the  value  of its  shares  is  subject  to greater  fluctuations from adverse conditions  affecting any one of those  issuers.  However,  the Fund  does  limit  its investments  in the  securities of any one issuer to qualify for tax purposes as a "regulated  investment  company" under the Internal  Revenue Code. By qualifying,  it does not have to  pay  federal  income  taxes  if  more  than  90%  of its earnings are distributed to  shareholders.  To qualify,  the
Fund must meet a number of conditions.  First, not more than
25% of the market  value of the Fund's  total  assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets,  (1)
no more than 5% of the market  value of its total assets may be invested in the  securities of a single  issuer,  and (2)
the  Fund  must not own  more  than  10% of the  outstanding voting securities of a single issuer.

      The  identification  of  the  issuer  of  a  municipal
security   depends  on  the  terms  and  conditions  of  the
security.  When  the  assets  and  revenues  of  an  agency, authority,  instrumentality  or other political  subdivision are separate  from those of the  government  creating it and the  security is backed  only by the assets and  revenues of the subdivision,  agency, authority or instrumentality,  the latter would be deemed to be the sole issuer.  Similarly, if an industrial  development bond is backed only by the assets and revenues of the  non-governmental  user,  then that user would  be  deemed  to be the  sole  issuer.  However,  if in either case the  creating  government  or some other  entity guarantees a security,  the guarantee  would be considered a separate  security  and would be treated as an issue of such government or other entity.

How the Fund Is Managed

Organization and History. The Fund is an open-end,
non-diversified management investment company with an
unlimited number of authorized shares of beneficial
interest.  The Fund was organized as a Massachusetts
business trust in December 2003.

      |X|   Classes of Shares. The Trustees are authorized,
without shareholder approval, to create new series and
classes of shares. The Trustees may reclassify unissued
shares of the Fund into additional series or classes of
shares.  The Trustees also may divide or combine the shares
of a class into a greater or lesser number of shares
without changing the proportionate beneficial interest of a
shareholder in the Fund.  Shares do not have cumulative
voting rights or preemptive or subscription rights. Shares
may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class
A, Class B, Class C and Class Y.  They are described below
in "Classes of Shares." Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
         different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
         interests of one class are different from
         interests of another class, and
o     votes as a class on matters that affect that class
         alone.

      Shares are freely transferable, and each share of
each class has one vote at shareholder meetings, with
fractional shares voting proportionally on matters
submitted to the vote of shareholders.  Each share of the
Fund represents an interest in the Fund proportionately
equal to the interest of each other share of the same class.

      [X]  Meetings of Shareholders.  As a Massachusetts
business trust, the Fund is not required to hold, and does
not plan to hold, regular annual meetings of shareholders,
but may do so from time to time on important matters or
when required to do so by the Investment Company Act or
other applicable law. Shareholders have the right, upon a
vote or declaration in writing of two-thirds of the
outstanding shares of the Fund, to remove a Trustee or to
take other action described in the Fund's Declaration of
Trust.

      The Trustees will call a meeting of shareholders to
vote on the removal of a Trustee upon the written request
of the record holders of 10% of its outstanding shares.  If
the Trustees receive a request from at least 10
shareholders stating that they wish to communicate with
other shareholders to request a meeting to remove a
Trustee, the Trustees will then either make the Fund's
shareholder list available to the applicants or mail their
communication to all other shareholders at the applicants'
expense. The shareholders making the request must have been
shareholders for at least six months and must hold shares
of the Fund valued at $25,000 or more or constituting at
least 1% of the Fund's outstanding shares. The Trustees may
also take other action as permitted by the Investment
Company Act.

      [X]  Shareholder and Trustee Liability.  The Fund's
Declaration of Trust contains an express disclaimer of
shareholder or Trustee liability for the Fund's
obligations. It also provides for indemnification and
reimbursement of expenses out of the Fund's property for
any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that
upon request, the Fund shall assume the defense of any
claim made against a shareholder for any act or obligation
of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust
(such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk
that a Fund shareholder will incur financial loss from
being held liable as a "partner" of the Fund is limited to
the relatively remote circumstances in which the Fund would
be unable to meet its obligations.

      The Fund's contractual arrangements state that any
person doing business with the Fund (and each shareholder
of the Fund) agrees under its Declaration of Trust to look
solely to the assets of the Fund for satisfaction of any
claim or demand that may arise out of any dealings with the
Fund. Additionally, the Trustees shall have no personal
liability to any such person, to the extent permitted by
law.

Board of Trustees and Oversight Committees. The Fund is
governed by a Board of Trustees, which is responsible for
protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically
throughout the year to oversee the Fund's activities,
review its performance, and review the actions of the
Manager.

      The Board of Trustees has an Audit Committee. The
Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Joseph M.
Wikler (Chairman), Ronald Abdow, and Peter I. Wold.  The
Audit Committee held one meeting during the period from
February 25, 2004 (commencement of operations) to its
fiscal period ended July 31, 2004. The Audit Committee
furnishes the Board with recommendations regarding the
selection of the Fund's independent auditors. Other main
functions of the Audit Committee include, but are not
limited to: (i) reviewing the scope and results of
financial statement audits and the audit fees charged; (ii)
reviewing reports from the Fund's independent auditors
regarding the Fund's internal accounting procedures and
controls;  (iii) review reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of
communication between the Fund's independent auditors and
its Independent Trustees; and (v) exercise all other
functions outlined in the Audit Committee Charter,
including but not limited to reviewing the independence of
the Fund's independent auditors and the pre-approval of the
performance by the Fund's independent auditors of any
non-audit services, including tax services, for the Fund
and the Manager and certain affiliates of the Manager that
are not prohibited by the Sarbanes-Oxley Act that may
impact the financial reporting and/or operations of the
Fund.

      The Audit Committee's functions include selecting and
nominating, to the full Board, nominees for election as
Trustees, and selecting and nominating Independent Trustees
for election.  The Audit Committee may, but need not,
consider the advice and recommendation of the Manager and
its affiliates in selecting nominees. The full Board elects
new trustees except for those instances when a shareholder
vote is required.

      To date, the Committee has been able to identify from
its own resources an ample number of qualified candidates.
Nonetheless, shareholders may submit names of individuals,
accompanied by complete and properly supported resumes, for
the Audit Committee's consideration by mailing such
information to the Committee in care of the Fund.  The
Committee may consider such persons at such time as it
meets to consider possible nominees.  The Committee,
however, reserves sole discretion to determine the
candidates to present to the Board and/or shareholders when
it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund.  Except for Messrs.
Murphy and Walcott, each of the Trustees is an "Independent
Trustee" under the Investment Company Act. Mr. Murphy is an
"Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and
director of the Manager, and as a shareholder of its parent
company.  Mr. Walcott is an "Interested Trustee" due to
current consulting agreements with an affiliated
organization.

      The Fund's Trustees and officers and their positions
held with the Fund and length of service in such
position(s) and their principal occupations and business
affiliations during the past five years are listed in the
chart below. The information for the Trustees also includes
the dollar range of shares of the Fund as well as the
aggregate dollar range of shares beneficially owned in any
of the Oppenheimer funds overseen by the Trustees. All of
the Trustees are also trustees or directors of the
following Oppenheimer funds (referred to as "Board IV
Funds"):

-----------------------------------------------------------------------------

                                        OFI  Tremont  Market  Neutral  Hedge
OFI Tremont Core Diversified Hedge Fund Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Oppenheimer   Limited  Term  California Oppenheimer  International Large-Cap
Municipal Fund                          Core Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Oppenheimer Select Value Fund           Oppenheimer Real Estate Fund

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                        Oppenheimer  Tremont  Market Neutral
Oppenheimer Total Return Bond Fund      Fund LLC

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Oppenheimer  Tremont  Opportunity  Fund
LLC                                     Oppenheimer International Value Fund
-----------------------------------------------------------------------------

            Present      or      former
officers,   directors,   trustees   and
employees (and their  immediate  family
members)  of the Fund,  the Manager and
its  affiliates,  and retirement  plans
established    by   them   for    their
employees  are  permitted  to  purchase
Class  A  shares  of the  Fund  and the
other  Oppenheimer  funds at net  asset
value without  sales charge.  The sales
charge on Class A shares is waived  for
that group  because of the economies of
sales    efforts    realized   by   the
Distributor.

      Messrs. Murphy, Petersen,
Pisapia, Vandehey, Vottiero, Wixted,
Zack and Fielding and Mses. Ives,
Bloomberg and Lee, who are officers of
the Fund, respectively hold the same
offices with one or more of the other
Board IV Funds as with the Fund. As of
August 31, 2004, the Trustees and
officers of the Fund, as a group,
owned of record or beneficially less
than 1% of each class of shares of the
Fund.  The foregoing statement does
not reflect ownership of shares held
of record by an employee benefit plan
for employees of the Manager, other
than the shares beneficially owned
under that plan by the officers of the
Fund listed above. In addition, each
Independent Trustee, and his family
members, do not own securities of
either the Manager or Distributor of
the Board IV Funds or any person
directly or indirectly controlling,
controlled by or under common control
with the Manager or Distributor.

      The address of each Trustee in
the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each
Trustee serves for an indefinite term,
until his or her resignation,
retirement, death or removal.

-------------------------------------------------------------------------------------

         Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald J. Abdow,   Chairman    (since    1959)    of    Abdow    None       Over
Trustee since 2004 Corporation   (operator  of  restaurants);
Age: 72            Trustee  of  the  following   real  estate
                   businesses   (owners  and   operators   of
                   restaurants):   G&R  Realty   Co.   (since
                   1978),  G&R Trust Co. (since 1973),  Abdow
                   Partnership    (since    1975),     Auburn
                   Associates   (since   1983)   and   Hazard
                   Associates  (since  1985);  Trustee of MML
                   Series  Investment  Fund (since  1993) and
                   of MassMutual  Institutional  Funds (MMIF)
                   (since    1994)    (open-end    investment
                   companies);  Trustee  (since  1987) of Bay
                   State  Health  System  (health  services);
                   Chairman  (since  1996)  of  Western  Mass
                   Development    Corp.    (non-profit   land
                   development);  Chairman  (since  1991)  of             $100,000
                   American       International       College
                   (non-profit    college).    Oversees    10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joseph M. Wikler,  Self-employed     as     an     investment    None    $50,001-$100,000

Trustee since 2004 consultant;  a  director  (since  1996) of

Age: 63            Lakes   Environmental   Association,   and
                   Medintec  (since  1992) and Cathco  (since
                   1995)  (medical   device   companies);   a
                   member of the investment  committee of the
                   Associated  Jewish  Charities of Baltimore
                   (since  1994);   formerly  a  director  of
                   Fortis/Hartford   mutual   funds  (1994  -
                   December 2001).  Oversees 10 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter I. Wold,     President of Wold Properties, Inc. (an        None       Over
Trustee since 2004 oil and gas exploration and production
Age: 56            company); Vice President, Secretary and
                   Treasurer of Wold Trona Company, Inc.
                   (soda ash processing and production);
                   Vice President of Wold Talc Company, Inc.
                   (talc mining); Managing Member,
                   Hole-in-the-Wall Ranch (cattle ranching);
                   formerly Director and Chairman of the
                   Board, Denver Branch of the Federal
                   Reserve Bank of Kansas City (1993 - 1999)

                   and Director of PacifiCorp. (1995 -                    $100,000
                   1999), an electric utility. Oversees 10
                   portfolios in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

      The address of the Interested Trustee in the chart
below is as follows:  6803 S. Tucson Way, Centennial, CO
80112-3924. The Trustee serves for an indefinite term,
until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                 Interested Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                              Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                                                                         Beneficially
                   Principal Occupation(s) During Past 5                 Owned in
Name,              Years;                                     Range of   any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service; Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                December 31, 2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Eustis Walcott,    Principal with Ardsley Associates (since      None    $10,001-$50,000
Trustee since 2004 2000) (consulting firm); Director (since
Age: 66            October 2000) of Cornerstone Real Estate
                   Advisors (real estate equity investment
                   management services) and MML Investors
                   Services (individual retirement,
                   insurance, investment, and life event
                   planning products and services company)
                   (both affiliates of the Manager Trustee
                   of OFI Trust Company (since 2001) (also
                   an affiliate of the Manager) Formerly
                   Trustee of the American International
                   College (1995 - December 2003); Senior
                   Vice President, MassMutual Financial
                   Group (May 1990 - July 2000). Oversees 10
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two
World Financial Center, 225 Liberty Street, New York, NY
10281-1008.  Mr. Murphy serves for an indefinite term,
until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar    Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                    Range of  any of the

Position(s) Held     Other Trusteeships/Directorships Held by  Shares    Oppenheimer
with Fund,           Trustee;                                  BeneficialFunds
Length of Service;   Number of Portfolios in Fund Complex      Owned in  Overseen
Age                  Currently Overseen by Trustee             the Fund  by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and       None       Over
President, Trustee   director (since June 2001) and President
and Chairman of the  (since September 2000) of the Manager;
Board,               President and a director or trustee of
Trustee since 2004   other Oppenheimer funds; President and a
Age: 55              director (since July 2001) of
                     Oppenheimer Acquisition Corp. (the
                     Manager's parent holding company) and of
                     Oppenheimer Partnership Holdings, Inc.
                     (a holding company subsidiary of the
                     Manager); a director (since November
                     2001) of OppenheimerFunds Distributor,
                     Inc. (a subsidiary of the Manager);
                     Chairman and a director (since July
                     2001) of Shareholder Services, Inc. and
                     of Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of the
                     Manager); President and a director
                     (since July 2001) of OppenheimerFunds
                     Legacy Program (a charitable trust
                     program established by the Manager); a
                     director of the following investment
                     advisory subsidiaries of the Manager:
                     OFI Institutional Asset Management,
                     Inc., Centennial Asset Management
                     Corporation, Trinity Investment
                     Management Corporation and Tremont
                     Capital Management, Inc. (since November
                     2001), HarbourView Asset Management
                     Corporation and OFI Private Investments,
                     Inc. (since July 2001); President (since
                     November 1, 2001) and a director (since
                     July 2001) of Oppenheimer Real Asset
                     Management, Inc.; Executive Vice
                     President (since February 1997) of
                     Massachusetts Mutual Life Insurance
                     Company (the Manager's parent company);
                     a director (since June 1995) of DLB
                     Acquisition Corporation (a holding
                     company that owns the shares of Babson
                     Capital Management LLC); a member of the
                     Investment Company Institute's Board of
                     Governors (elected to serve from October
                     3, 2003 through September 30, 2006).
                     Formerly, Chief Operating Officer
                     (September 2000-June 2001) of the
                     Manager; President and trustee (November             $100,000
                     1999-November 2001) of MML Series
                     Investment Fund and MassMutual
                     Institutional Funds (open-end investment
                     companies); a director (September
                     1999-August 2000) of C.M. Life Insurance
                     Company; President, Chief Executive
                     Officer and director (September
                     1999-August 2000) of MML Bay State Life
                     Insurance Company; a director (June
                     1989-June 1998) of Emerald Isle Bancorp
                     and Hibernia Savings Bank (a
                     wholly-owned subsidiary of Emerald Isle
                     Bancorp). Oversees 73 portfolios as
                     Trustee/Director and 10 portfolios as
                     Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as
follows: for Messrs. Pisapia, Vandehey, and Zack and Mses.
Bloomberg and Lee, Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008, for
Messrs. Vottiero, Petersen and Wixted and Ms. Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924 and for Mr. Fielding,
350 Linden Oaks, Rochester, NY  14625.  Each Officer serves
for an annual term or until his or her earlier resignation,
death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                      Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding, Vice   Senior  Vice  President   (since  January  1996)  of  the
President and Portfolio    Manager;  Chairman  of  the  Rochester  Division  of  the
Manager since 2004         Manager (since January 1996);  an officer of 9 portfolios
Age: 54                    in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,          Senior Vice President and Chief Compliance Officer
Vice President and Chief   (since March 2004) of the Manager; Vice President (since
Compliance Officer since   June 1983) of OppenheimerFunds Distributor, Inc.,
2004                       Centennial Asset Management Corporation and Shareholder
Age:  53                   Services, Inc. Formerly (until February 2004) Vice
                           President and Director of Internal Audit of
                           OppenheimerFunds, Inc. An officer of 83 portfolios in
                           the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,           Senior Vice  President and  Treasurer  (since March 1999)
Treasurer, Principal       of  the   Manager;   Treasurer   (since  March  1999)  of
Financial and Accounting   HarbourView  Asset  Management  Corporation,  Shareholder
Officer since 2004         Services,   Inc.,   Oppenheimer   Real  Asset  Management
Age: 44                    Corporation,   Shareholder   Financial  Services,   Inc.,
                           Oppenheimer  Partnership  Holdings,   Inc.,  OFI  Private
                           Investments,  Inc.  (since March 2000),  OppenheimerFunds
                           International  Ltd. and  OppenheimerFunds  plc (since May
                           2000)  and  OFI  Institutional  Asset  Management,   Inc.
                           (since  November  2000);  Treasurer  and Chief  Financial
                           Officer (since May 2000) of Oppenheimer  Trust Company (a
                           trust  company  subsidiary  of  the  Manager);  Assistant
                           Treasurer  (since March 1999) of Oppenheimer  Acquisition
                           Corp.  and  OppenheimerFunds  Legacy Program (since April
                           2000);  formerly  Principal and Chief  Operating  Officer
                           (March  1995-March 1999) of Bankers Trust  Company-Mutual
                           Fund  Services  Division.  An officer of 83 portfolios in
                           the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,            Assistant Vice President of the Manager since August
Assistant Treasurer since  2002; formerly Manager/Financial Product Accounting
2004                       (November 1998-July 2002) of the Manager. An officer of
Age: 33                    83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,           Vice President/Fund Accounting of the Manager (since
Assistant Treasurer since  March 2002; formerly Vice President/Corporate Accounting
2004                       of the Manager (July 1999-March 2002) prior to which he
Age: 40                    was Chief Financial Officer at Sovlink Corporation
                           (April 1996-June 1999). An officer of 83 portfolios in
                           the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,            2002) of the  Manager;  General  Counsel  and a  director
Secretary since 2004       (since  November 2001) of  OppenheimerFunds  Distributor,
Age: 56                    Inc.;  Senior Vice  President and General  Counsel (since

                           November   2001)   of   HarbourView    Asset   Management
                           Corporation;   Vice  President  and  a  director   (since
                           November  2000)  of  Oppenheimer   Partnership  Holdings,
                           Inc.;  Senior  Vice  President,  General  Counsel  and  a
                           director (since  November 2001) of Shareholder  Services,
                           Inc.,  Shareholder Financial Services,  Inc., OFI Private
                           Investments,  Inc.,  Oppenheimer  Trust  Company  and OFI
                           Institutional  Asset  Management,  Inc.;  General Counsel
                           (since  November  2001) of  Centennial  Asset  Management
                           Corporation;   a  director   (since   November  2001)  of
                           Oppenheimer  Real  Asset  Management,   Inc.;   Assistant
                           Secretary  and  a  director   (since  November  2001)  of
                           OppenheimerFunds   International   Ltd.;  Vice  President
                           (since   November   2001)  of   OppenheimerFunds   Legacy
                           Program;  Secretary  (since November 2001) of Oppenheimer
                           Acquisition   Corp.;   formerly  Acting  General  Counsel
                           (November   2001-February  2002)  and  Associate  General
                           Counsel   (May   1981-October   2001)  of  the   Manager;
                           Assistant  Secretary of Shareholder  Services,  Inc. (May
                           1985-November  2001),   Shareholder  Financial  Services,
                           Inc.  (November  1989-November  2001);   OppenheimerFunds
                           International  Ltd.  And  OppenheimerFunds  plc  (October
                           1997-November  2001).  An officer of 83 portfolios in the
                           OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,          Vice  President  (since  June  1998) and  Senior  Counsel
Assistant Secretary since  (since  October  2003)  of the  Manager;  Vice  President
2004                       (since 1999) of OppenheimerFunds Distributor,  Inc.; Vice
Age: 38                    President  and  Assistant   Secretary   (since  1999)  of
                           Shareholder  Services,  Inc.;  Assistant Secretary (since
                           December  2001) of  OppenheimerFunds  Legacy  Program and
                           Shareholder   Financial   Services,   Inc.;  formerly  an
                           Assistant   Counsel   (August   1994-October   2003)  and
                           Assistant   Vice   President   of  the  Manager   (August
                           1997-June  1998).  An  officer  of 83  portfolios  in the
                           OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,               Assistant  Vice  President and  Assistant  Counsel of the
Assistant Secretary since  Manager (since December  2000);  formerly an attorney and
2004                       Assistant  Secretary  of Van Eck Global  (until  December
Age: 34                    2000).    An   officer   of   10    portfolios   in   the

                           OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter E. Pisapia,          Assistant  Vice  President and  Assistant  Counsel of the
Assistant Secretary since  Manager since December 2002. Formerly,  Associate Counsel
2004                       at  AIG  SunAmerica  Asset   Management  Corp.   (October
Age:  31                   1997-December  2002).  An officer of 83 portfolios in the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,         Vice  President  and  Associate  Counsel  of the  Manager
Assistant Secretary since  since  May  2004;   formerly  First  Vice  President  and
2004                       Associate General Counsel of UBS Financial  Services Inc.
Age:  36                   (formerly,  PaineWebber  Incorporated)  (May 1999 - April
                           2004)  prior to which  she was an  Associate  at  Skaden,
                           Arps, Slate,  Meagher & Flom, LLP (September 1996 - April
                           1999).    An   officer   of   83    portfolios   in   the
                           OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X| Remuneration of Trustees. The officers of the
Fund and one Trustee (Mr. Murphy) are affiliated with the
Manager and receive no salary or fee from the Fund. The
Trustees of the Fund will receive the estimated
compensation shown below from the Fund with respect to the
Fund's fiscal period ending July 31, 2004.  The
compensation from all of the Board IV Oppenheimer funds
includes compensation received as a trustee, manager or
member of a committee of the Board during the calendar year
ended December 31, 2003.

------------------------------------------------------------------------------------

Trustee Name and Other Fund           Aggregate       Total Compensation from Fund
Position(s) (as applicable)       Compensation from     and Fund Complex Paid to
                                        Fund1                   Trustees*

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Ronald J. Abdow                         $1,000                  $67,5002

Audit Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Eustis Walcott                           $900                    $18,000

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joseph M. Wikler                        $1,000                   $19,500

Audit Committee Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold                           $1,000                   $19,500

Audit Committee Member
------------------------------------------------------------------------------------

1.    Aggregate Compensation From Fund includes fees and
      deferred compensation, if any, for a Trustee.
2.    Includes $48,000 compensation paid to Mr. Abdow for
      serving as a trustee by two open-end investment
      companies (MassMutual Institutional Funds and MML
      Series Investment Fund) the investment adviser for
      which is the indirect parent company of the Fund's
      Manager.  The Manager also serves as the Sub-Advisor
      to the MassMutual International Equity Fund, a series
      of MassMutual Institutional Funds.

   *  For purposes of this section only, "Fund Complex"
   includes the Oppenheimer funds, MassMutual Institutional
   Funds and MML Series Investment Fund in accordance with
   the instructions for Form N-1A.  The Manager does not
   consider MassMutual Institutional Funds and MML Series
   Investment Fund to be part of the OppenheimerFunds "Fund
   Complex" as that term may be otherwise interpreted.

         |X| Major Shareholders. As of August 30, 2004, the
only persons who owned of record or were known by the Fund
to own beneficially 5% or more of any class of the Fund's
outstanding shares were:

      A G Edwards & Sons Inc. f/b/o Sarah Lee Pascoe
      & Roland R. Speers TTEE A/C 0428-298551, One
      North Jefferson, St. Louis, MO 63103-2287 owned
      303,030.303 shares of Class A shares (8.66% of
      the Class A shares then outstanding).

      OppenheimerFunds, Inc., %VP Financial Analysis,
      6803 S Tucson Way, Englewood, CO 80112-3924
      owned 2,195,064.641 shares of Class A shares
      (62.74% of the Class A shares then outstanding).

      Pershing LLC, P.O. Box 2052, Jersey City, NJ
      07303-9998 owned 103,248.165 shares of Class B
      shares (74.66% of the Class B shares then
      outstanding) and owned 85,488.382 shares of
      Class C shares (6.54% of the Class C shares
      then outstanding).

      LPL Financial Services, A/C 3495-9114, 9785
      Towne Centre Drive, San Diego, CA 92121-1968
      owned 10,622.751 shares of Class B shares
      (7.68% of the Class B shares then outstanding).

      Madelon A. Yamamoto TR UA Feb 26 82, Yamamoto
      Family Trust, 5503 W 64th Street, Los Angeles,
      CA 90056-2234 owned 7,495.139 shares of Class B
      shares (5.42% of the Class B shares then
      outstanding).

      MLFP & S for the Sole Benefit of its Customers,
      Attn: FUND ADMN, 4800 Deer Lake Drive E Floor
      3, Jacksonville, FL 32246-6484 owned
      294,105.000 shares of Class C shares (22.50% of
      the Class C shares then outstanding).

      A G Edwards & Sons Inc. f/b/o Flemming
      Andresen, A/C 0323-132976, One North Jefferson,
      St. Louis, MO 63103-2287 owned 263,973.150
      shares of Class C shares (20.20% of the Class C
      shares then outstanding).

      Neil J. Saks & Susan J. Saks JTWROS, 82 Hunt
      Drive, Jericho, NY 11753 owned 95,695.016
      shares of Class C shares (7.32% of the Class C
      shares then outstanding).

      UBS Financial Services Inc. f/b/o Bruce
      Kalkowski, Carol Ann Kalkowki COMM PROP, 73
      Whittier, Clovis, CA 93611-0635 owned
      74,733.584 shares of Class C shares (5.72% of
      the Class B shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company, a global,
diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the
Distributor have a Code of Ethics. It is designed to detect
and prevent improper personal trading by certain employees,
including portfolio managers, that would compete with or
take advantage of the Fund's portfolio transactions.
Covered persons include persons with knowledge of the
investments and investment intentions of the Fund and other
funds advised by the Manager. The Code of Ethics does
permit personnel subject to the Code to invest in
securities, including securities that may be purchased or
held by the Fund, subject to a number of restrictions and
controls. Compliance with the Code of Ethics is carefully
monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's
registration statement filed with the SEC and can be
reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. You can obtain information about the hours
of operation of the Public Reference Room by calling the
SEC at 1.202.942.8090. The Code of Ethics can also be
viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at
WWW.SEC.GOV.  Copies may be obtained, after paying a
-----------
duplicating fee, by electronic request at the following
E-mail address: PUBLICINFO@SEC.GOV., or by writing to the
                -------------------
SEC's Public Reference Section, Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted
Portfolio Proxy Voting Policies and Procedures under which
the Fund votes proxies relating to securities ("portfolio
proxies") held by the Fund.  The Fund's primary
consideration in voting portfolio proxies is the financial
interests of the Fund and its shareholders. The Fund has
retained an unaffiliated third-party as its agent to vote
portfolio proxies in accordance with the Fund's Portfolio
Proxy Voting Guidelines and to maintain records of such
portfolio proxy voting. The Proxy Voting Guidelines include
provisions to address conflicts of interest that may arise
between the Fund and OFI where an OFI directly-controlled
affiliate manages or administers the assets of a pension
plan of a company soliciting the proxy. The Fund's
Portfolio Proxy Voting Guidelines on routine and
non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the
            issuer's management on routine matters,
            including election of directors nominated by
            management and ratification of auditors, unless
            circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals
            and supports elimination of anti-takeover
            proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a
            super-majority vote requirement, and opposes
            management proposals to add a super-majority
            vote requirement.
o     The Fund opposes proposals to classify the board of
            directors.
o     The Fund supports proposals to eliminate cumulative
            voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation
            questions such as stock option plans and bonus
            plans to be ordinary business activity.  The
            Fund analyzes stock option plans, paying
            particular attention to their dilutive effect.
            While the Fund generally supports management
            proposals, the Fund opposes plans it considers
            to be excessive.

      The Fund will be required to file new Form N-PX, with
its complete proxy voting record for the 12 months ended
June 30th, no later than August 31st of each year. The
Fund's Form N-PX filing will be available (i) without
charge, upon request, by calling the Fund toll-free at
1.800.525.7048 and (ii) on the SEC's website at WWW.SEC.GOV.
                                                -----------

      |X|   The Investment Advisory Agreement.   The
Manager provides investment advisory and management
services to the Fund under an investment advisory agreement
between the Manager and the Fund. The Manager selects
securities for the Fund's portfolio and handles its day-to
day business. That agreement requires the Manager, at its
expense, to provide the Fund with adequate office space,
facilities and equipment. It also requires the Manager to
provide and supervise the activities of all administrative
and clerical personnel required to provide effective
corporate administration for the Fund. Those
responsibilities include the compilation and maintenance of
records with respect to the Fund's operations, the
preparation and filing of specified reports, and the
composition of proxy materials and registration statements
for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The investment
advisory agreement lists examples of expenses paid by the
Fund. The major categories relate to interest, taxes, fees
to certain Trustees, legal and audit expenses, custodian
and transfer agent expenses, share issuance costs, certain
printing and registration costs, brokerage commissions, and
non-recurring expenses, including litigation cost. The
management fees paid by the Fund to the Manager are
calculated at the rates described in the Prospectus, which
are applied to the assets of the Fund as a whole. The fees
are allocated to each class of shares based upon the
relative proportion of the Fund's net assets represented by
that class. The management fee paid by the Fund to the
Manager for its fiscal period ended July 31, 2004, is
listed below.

---------------------------------------------------------------------------------

Fiscal Period ended 7/31      Management Fee Paid to OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

2004                          $22,923

---------------------------------------------------------------------------------

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties, or reckless disregard for
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss the Fund
sustains by reason of good faith errors or omissions on its
part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as
investment advisor for any other person, firm or
corporation and to use the name "Oppenheimer" in connection
with other investment companies for which it may act as
investment advisor or general distributor. If the Manager
shall no longer act as investment advisor to the Fund, the
Manager may withdraw the Fund's right to use the name
"Oppenheimer" as part of its name.

Accounting and Administrative Services. The Manager provides accounting and administrative services to the Fund pursuant to an Accounting and Administration Agreement approved by the
Board of Trustees. Under that agreement, the Manager maintains the general ledger accounts and records relating to the Fund's business and calculates the daily net asset values of the
Fund's shares. There were no Accounting or Administration
Service fees paid by the Fund to the Manager for its fiscal
period ended July 31, 2004.

      |X|                             Annual Approval of
Investment Advisory Agreement. Each year, the Board of
Trustees, including a majority of the Independent Trustees,
is required to approve the renewal of the investment
advisory agreement. The Investment Company Act requires
that the Board request and evaluate and the Manager provide
such information as may be reasonably necessary to evaluate
the terms of the investment advisory agreement.  The Board
will employ an independent consultant to prepare a report
that provides such information as the Board will request
for this purpose.

      The Board will also receive information about the
12b-1 distribution fees the Fund pays.  These distribution
fees will be reviewed and approved at a different time of
the year.

      For the initial approval of the Fund's investment
advisory agreement, the Board reviewed the foregoing
information.  Among other factors, the Board considered:

o     The nature, cost, and quality of the services to be
   provided to the Fund and its shareholders;
o     The anticipated profitability of the Fund to the
   Manager;
o     Economies of scale that may be available to the Fund
   from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
   services to be received by the Fund from its
   relationship with the Manager; and
o     The direct and indirect benefits the Manager will
   receive from its relationship with the Fund.  These
   included services to be provided by the Distributor and
   the Transfer Agent, and brokerage and soft dollar
   arrangements permissible under Section 28(e) of the
   Securities Exchange Act.

   The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund. The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able to continue to
provide quality services to the Fund and its shareholders
in adverse times.  The Board considered the investment
performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use
of the Manager.

      These matters were considered by the Independent
Trustees meeting separately from the full Board with
experienced Counsel to the Fund who assisted the Board in
its deliberations.  The Fund's Counsel is independent of
the Manager within the meaning and intent of the SEC rules
regarding the independence of counsel.

After careful deliberation, the Board, including the
Independent Trustees, concluded that it was in the best
interest of shareholders to approve the investment advisory
agreement. In arriving at a decision, the Board did not
single out any one factor or group of factors as being more
important than other factors, but considered all factors
together.  The Board judged the terms and conditions of the
investment advisory agreement, including the investment
advisory fee, in light of all of the surrounding
circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.
One of the duties of the Manager under the investment
advisory agreement is to buy and sell portfolio securities
for the Fund. The investment advisory agreement allows the
Manager to use broker-dealers to effect the Fund's
portfolio transactions. The Manager is authorized by the
advisory agreement to employ broker-dealers that, in the
Manager's best judgment based on all relevant factors, will
implement the Fund's policy to obtain, at reasonable
expense, the "best execution" of portfolio transactions.
"Best execution" refers to prompt and reliable execution at
the most favorable price obtainable. The Manager need not
seek competitive commission bidding. However, the Manager
is expected to minimize the commissions paid to the extent
consistent with the interest and policies of the Fund as
established by its Board of Trustees.

      Under the investment advisory agreement, in choosing
brokers to execute portfolio transactions for the Fund, the
Manager may select brokers that provide brokerage and/or
research services to the Fund and/or the other accounts
over which the Manager or its affiliates have investment
discretion. The commissions paid to those brokers may be
higher than another qualified broker would charge, if the
Manager makes a good faith determination that the
commission is fair and reasonable in relation to the
services provided.

      Subject to those considerations, as a factor in
selecting brokers for the Fund's portfolio transactions,
the investment advisory agreement also permits the Manager
to consider sales of shares of the Fund and other
investment companies for which the Manager or an affiliate
serves as investment adviser.  Notwithstanding that
authority, and with the concurrence of the Fund's Board,
the Manager has determined not to consider sales of shares
of the Fund and other investment companies for which the
Manager or an affiliate serves as investment adviser as a
factor in selecting brokers for the Fund's portfolio
transactions.  However, the Manager may continue to effect
portfolio transactions through brokers who sell shares of
the Fund.

Brokerage Practices Followed by the Manager. The Manager
allocates brokerage for the Fund subject to the provisions
of the investment advisory agreement and the procedures and
rules described above. Generally the Manager's portfolio
traders allocate brokerage upon recommendations from the
Manager's portfolio managers. In certain instances,
portfolio managers may directly place trades and allocate
brokerage. In either case, the Manager's executive officers
supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in
principal transactions at net prices. The Fund usually
deals directly with the selling or purchasing principal or
market maker without incurring charges for the services of
a broker on its behalf unless the Manager determines that a
better price or execution may be obtained by using the
services of a broker. Therefore, the Fund does not incur
substantial brokerage costs. Portfolio securities purchased
from underwriters include a commission or concession paid
by the issuer to the underwriter in the price of the
security. Portfolio securities purchased from dealers
include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders
at the most favorable net prices. In an option transaction,
the Fund ordinarily uses the same broker for the purchase
or sale of the option and any transaction in the investment
to which the option relates. Other funds advised by the
Manager have investment objectives and policies similar to
those of the Fund. Those other funds may purchase or sell
the same securities as the Fund at the same time as the
Fund, which could affect the supply and price of the
securities. When possible, the Manager tries to combine
concurrent orders to purchase or sell the same security by
more than one of the accounts managed by the Manager or its
affiliates. The transactions under those combined orders
are averaged as to price and allocated in accordance with
the purchase or sale orders actually placed for each
account.

      The investment advisory agreement permits the Manager
to allocate brokerage for research services. The research
services provided by a particular broker may be useful only
to one or more of the advisory accounts of the Manager and
its affiliates. Investment research received by the Manager
for the commissions paid by those other accounts may be
useful both to the Fund and one or more of the Manager's
other accounts. Investment research services may be
supplied to the Manager by a third party at the instance of
a broker through which trades are placed.

      Investment research services include information and
analyses on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Manager in a non-research
capacity (such as bookkeeping or other administrative
functions), then only the percentage or component that
provides assistance to the Manager in the investment
decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the
scope and supplement the research activities of the
Manager. That research provides additional views and
comparisons for consideration and helps the Manager to
obtain market information for the valuation of securities
that are either held in the Fund's portfolio or are being
considered for purchase. The Manager provides information
to the Board of the Fund about the commissions paid to
brokers furnishing such services, together with the
Manager's representation that the amount of such
commissions was reasonably related to the value or benefit
of such services.

---------------------------------------------------------------------------------

Fiscal Period ended 7/31                 Total Brokerage Commissions Paid by
                                         the Fund1

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

2004                                     $26,5692

---------------------------------------------------------------------------------

1.    Amounts do not include spreads or commissions on
         principal amounts on a net trade basis.
2.    In the fiscal period ended 7/31/04, there were no
         transactions directed to brokers for research
         services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares and
the contingent deferred sales charges retained by the
Distributor on the redemption of shares during the Fund's
most recent fiscal period ended July 31, 2004, are shown in
the tables below.

-------------------------------------------------------------------------------

Fiscal    Aggregate     Class A      Concessions    Concessions  Concessions
          Front-End     Front-End
Period    Sales         Sales        on Class A     on Class B   on Class C
Ended     Charges       Charges      Shares         Shares       Shares
7/31:     on Class A    Retained by  Advanced by    Advanced by  Advanced by
          Shares        Distributor1 Distributor2   Distributor2 Distributor2

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2004       $45,950       $7,368        $5,135        $8,527       $23,486

-------------------------------------------------------------------------------

1. Includes amounts retained by a broker-dealer that is an
   affiliate or a parent of the Distributor.
2. The Distributor advances concession payments to
   financial intermediaries for certain sales of Class A
   shares and for sales of Class B and Class C shares from
   its own resources at the time of sale.

-------------------------------------------------------------------------------

Fiscal       Class A Contingent    Class B Contingent    Class C Contingent
             Deferred Sales        Deferred Sales        Deferred Sales
Period       Charges Retained by   Charges Retained by   Charges Retained by
Ended 7/31:  Distributor           Distributor           Distributor

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2004            $1,503                  $0                    $0

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B and Class C shares under Rule
12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs
incurred in connection with the distribution and/or
servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1
cast in person at a meeting called for the purpose of
voting on that plan.

      Under the Plans, the Manager and the Distributor may
make payments to affiliates.  In their sole discretion,
they may also from time to time make substantial payments
from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the
Fund, to compensate brokers, dealers, financial
institutions and other intermediaries for providing
distribution assistance and/or administrative services or
that otherwise promote sales of the Fund's shares.  These
payments, some of which may be referred to as "revenue
sharing," may relate to the Fund's inclusion on a financial
intermediary's preferred list of funds offered to its
clients.

      Financial intermediaries, brokers and dealers may
receive other payments from the Distributor or the Manager
from their own resources in connection with the promotion
and/or sale of shares of the Fund, including payments to
defray expenses incurred in connection with educational
seminars and meetings.  The Manager or Distributor may
share expenses incurred by financial intermediaries in
conducting training and educational meetings about aspects
of the Fund for employees of the intermediaries or for
hosting client seminars or meetings at which the Fund is
discussed.  In their sole discretion, the Manager and/or
the Distributor may increase or decrease the amount of
payments they make from their own resources for these
purposes.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Trustees and its Independent Trustees
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan. A
plan may be terminated at any time by the vote of a
majority of the Independent Trustees or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees
must approve all material amendments to a plan. An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment. Because Class B shares
of the Fund automatically convert into Class A shares 72
months after purchase, the Fund must obtain the approval of
both Class A and Class B shareholders for a proposed
material amendment to the Class A plan that would
materially increase payments under the plan. That approval
must be by a majority of the shares of each class, voting
separately by class.

      While the plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Trustees at least quarterly for its review.
The reports shall detail the amount of all payments made
under a plan, and the purpose for which the payments were
made. Those reports are subject to the review and approval
of the Independent Trustees.

      Each plan states that while it is in effect, the
selection and nomination of those Trustees of the Fund who
are not "interested persons" of the Fund is committed to
the discretion of the Independent Trustees. This does not
prevent the involvement of others in the selection and
nomination process as long as the final decision as to
selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans for a class, no payment will be made
to any recipient in any quarter in which the aggregate net
asset value of all Fund shares of that class held by the
recipient for itself and its customers does not exceed a
minimum amount, if any, that may be set from time to time
by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service
plan, the Distributor currently uses the fees it receives
from the Fund to pay brokers, dealers and other financial
institutions (they are referred to as "recipients") for
personal services and account maintenance services they
provide for their customers who hold Class A shares. The
services include, among others, answering customer
inquiries about the Fund, assisting in establishing and
maintaining accounts in the Fund, making the Fund's
investment plans available and providing other services at
the request of the Fund or the Distributor. The Class A
service plan permits reimbursements to the Distributor at a
rate of up to 0.25% of average annual net assets of Class A
shares. The Board has set the rate at that level. While the
plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the
plan, the Board has not yet done so except in the case of
the special arrangement described below.  The Distributor
makes payments to plan recipients quarterly at an annual
rate not to exceed 0.25% of the average annual net assets
consisting of Class A shares held in the accounts of the
recipients or their customers.

      For the fiscal period ended July 31, 2004 payments
under the Class A plan totaled $1,467, all of which all was
paid by the Distributor to recipients, and included $38
paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with
respect to Class A shares for any fiscal year may not be
recovered in subsequent years. The Distributor may not use
payments received under the Class A plan to pay any of its
interest expenses, carrying charges, other financial costs,
or allocation of overhead.

      |X|   Class B and Class C Distribution and Service
Plan Fees. Under each plan, distribution and service fees
are computed on the average of the net asset value of
shares in the respective class, determined as of the close
of each regular business day during the period. Each plan
provides for the Distributor to be compensated at a flat
rate, whether the Distributor's distribution expenses are
more or less than the amounts paid by the Fund under the
plan during the period for which the fee is paid. The types
of services that recipients provide are similar to the
services provided under the Class A service plan, described
above.

      Each plan permits the Distributor to retain both the
asset-based sales charges and the service fee on shares or
to pay recipients the service fee on a quarterly basis,
without payment in advance. However, the Distributor
currently intends to pay the service fee to recipients in
advance for the first year after Class B and Class C shares
are purchased. After the first year shares are outstanding,
after their purchase, the Distributor makes service fee
payments quarterly on those shares. The advance payment is
based on the net asset value of shares sold. Shares
purchased by exchange do not qualify for the advance
service fee payment. If Class B or Class C shares are
redeemed during the first year after their purchase, the
recipient of the service fees on those shares will be
obligated to repay the Distributor a pro rata portion of
the advance payment made on those shares. Class B or Class
C shares may not be purchased by an investor directly from
the Distributor without the investor designating another
broker-dealer of record.  If the investor no longer has
another broker-dealer of record for an existing account,
the Distributor is automatically designated as the
broker-dealer of record, but solely for the purpose of
acting as the investor's agent to purchase the shares.  In
those cases, the Distributor retains the asset-based sales
charge paid on Class B and Class C shares, but does not
retain any service fees as to the assets represented by
that account.

      The asset-based sales charge and service fees
increase Class B and Class C expenses by 1.00% of the net
assets per year of the respective class.

      The Distributor retains the asset-based sales charge
on Class B shares. The Distributor retains the asset-based
sales charge on Class C shares during the first year the
shares are outstanding. It pays the asset-based sales
charge as an ongoing concession to the recipient on Class C
shares outstanding for a year or more. If a dealer has a
special agreement with the Distributor, the Distributor
will pay the Class B and/or Class C service fee and the
asset-based sales charge to the dealer quarterly in lieu of
paying the sales concession and service fee in advance at
the time of purchase.

      The asset-based sales charge on Class B and Class C
shares allows investors to buy shares without a front-end
sales charge while allowing the Distributor to compensate
dealers that sell those shares. The Fund pays the
asset-based sales charge to the Distributor for its
services rendered in distributing Class B and Class C
shares. The payments are made to the Distributor in
recognition that the Distributor:
o     pays sales concessions to authorized brokers and
         dealers at the time of sale and pays service fees
         as described above,
o     may finance payment of sales concessions and/or the
         advance of the service fee payment to recipients
         under the plans, or may provide such financing
         from its own resources or from the resources of an
         affiliate,
o     employs personnel to support distribution of Class B
         and Class C shares,
o     bears the costs of sales literature, advertising and
         prospectuses (other than those furnished to
         current shareholders) and state "blue sky"
         registration fees and certain other distribution
         expenses,
o     may not be able to adequately compensate dealers that
         sell Class B and Class C shares without receiving
         payment under the plans and therefore may not be
         able to offer such Classes for sale absent the
         plans,
o     receives payments under the plans consistent with the
         service fees and asset-based sales charges paid by
         other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the
         Fund in various third-party distribution programs
         that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      The Distributor's actual expenses in selling Class B
and Class C shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans. If either the Class B or the Class C plan is
terminated by the Fund, the Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge
to the Distributor for distributing shares before the plan
was terminated.

---------------------------------------------------------------------------------

 Distribution Fees Paid to the Distributor for the Fiscal Period Ended July 31,
                                      2004

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

   Class:         Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Plan      $1,006          $950            $9,038             1.77%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Plan      $8,167        $ 6,186           $39,073            0.96%

---------------------------------------------------------------------------------

      All payments under the Class B and the Class C plans
are subject to the limitations imposed by the Conduct Rules
of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a
variety of terms to illustrate its performance. These terms
include "standardized yield," "tax-equivalent yield,"
"dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at
net asset value" and "total return at net asset value." An
explanation of how yields and total returns are calculated
is set forth below. The charts below show the Fund's
performance as of the its most recent fiscal period. You
can obtain current performance information by calling the
Fund's Transfer Agent at 1.800.525-7048 or by visiting the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the SEC. Those
rules describe the types of performance data that may be
used and how it is to be calculated. In general, any
advertisement by the Fund of its performance data must
include the average annual total returns for the advertised
class of shares of the Fund.

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods. However, a
number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:
o     Yields and total returns measure the performance of a
      hypothetical account in the Fund over various periods
      and do not show the performance of each shareholder's
      account. Your account's performance will vary from
      the model performance data if your dividends are
      received in cash, or you buy or sell shares during
      the period, or you bought your shares at a different
      time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the
      effect of taxes on dividends and capital gains
      distributions.
o     An investment in the Fund is not insured by the FDIC
      or any other government agency.
o     The principal value of the Fund's shares, and its
      yields and total returns are not guaranteed and
      normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be
      worth more or less than their original cost.
o     Yields and total returns for any given past period
      represent historical performance information and are
      not, and should not be considered, a prediction of
      future yields or returns.

      The performance of each class of shares is shown
separately, because the performance of each class of shares
will usually be different. That is because of the different
kinds of expenses each class bears. The yields and total
returns of each class of shares of the Fund are affected by
market conditions, the quality of the Fund's investments,
the maturity of those investments, the types of investments
the Fund holds, and its operating expenses that are
allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields
to illustrate its current returns. Each class of shares
calculates its yield separately because of the different
expenses that affect each class.
o     Standardized Yield. The "standardized yield"
(sometimes referred to just as "yield") is shown for a
class of shares for a stated 30-day period. It is not based
on actual distributions paid by the Fund to shareholders in
the 30-day period, but is a hypothetical yield based upon
the net investment income from the Fund's portfolio
investments for that period. It may therefore differ from
the "dividend yield" for the same class of shares,
described below.

      Standardized yield is calculated using the following
formula set forth in rules adopted by the SEC, designed to
assure uniformity in the way that all funds calculate their
yields:

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day
           period.
      b =  expenses accrued for the period (net of any
           expense assumptions).
      c =  the average daily number of shares of that class
           outstanding during the 30-day period that were
           entitled to receive dividends.
      d =  the maximum offering price per share of that
           class on the last day of the period, adjusted
           for undistributed net investment income.

      The standardized yield for a particular 30-day period
may differ from the yield for other periods. The SEC
formula assumes that the standardized yield for a 30-day
period occurs at a constant rate for a six-month period and
is annualized at the end of the six-month period.
Additionally, because each class of shares is subject to
different expenses, it is likely that the standardized
yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield"
for each class of its shares. Dividend yield is based on
the dividends paid on a class of shares during the actual
dividend period. To calculate dividend yield, the dividends
of a class declared during a stated period are added
together, and the sum is multiplied by 12 (to annualize the
yield) and divided by the maximum offering price on the
last day of the dividend period. The formula is shown below:

Dividend Yield = dividends paid x 12/maximum offering price
                       (payment date)

      The maximum offering price for Class A shares
includes the current maximum initial sales charge. The
maximum offering price for Class B and Class C shares is
the net asset value per share, without considering the
effect of contingent deferred sales charges. There is no
sales charge on Class Y shares. The Class A dividend yield
may also be quoted without deducting the maximum initial
sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a
 class of shares is the equivalent yield that would have to
 be earned on a taxable investment to achieve the after-tax
 results represented by the Fund's tax-equivalent yield. It
 adjusts the Fund's standardized yield, as calculated
 above, by a stated tax rate. Using different tax rates to
 show different tax equivalent yields shows investors in
 different tax brackets the tax equivalent yield of the
 Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period,
and is computed by dividing the tax-exempt portion of the
Fund's current yield (as calculated above) by one minus a
stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not
tax-exempt.

      The  tax-equivalent  yield may be used to compare  the
tax  effects  of income  derived  from the Fund with  income from taxable  investments at the tax rates stated.  Your tax bracket is  determined  by your  federal  and state  taxable income (the net amount  subject to federal and state  income tax after deductions and exemptions).

--------------------------------------------------------------------------------

The Fund's Yields for the 30-Day Periods Ended 07/31/04

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class of    Standardized Yield      Dividend Yield       Tax-Equivalent Yield
                                                           (41.05%Combined
                                                        Federal/State/City Tax
Shares                                                         Bracket)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          Without     After      Without    After      Without      After
          Sales       Sales      Sales      Sales                   Sales
          Charge      Charge     Charge     Charge     Sales Charge Charge

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A      5.90%      5.69%      4.25%      4.11%       10.01%       9.65%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B      4.75%       N/A       3.31%       N/A        8.05%         N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C      4.91%       N/A       3.36%       N/A        8.32%         N/A

--------------------------------------------------------------------------------

      |X|   Total Return Information. There are different
types of "total returns" to measure the Fund's performance.
Total return is the change in value of a hypothetical
investment in the Fund over a given period, assuming that
all dividends and capital gains distributions are
reinvested in additional shares and that the investment is
redeemed at the end of the period. Because of differences
in expenses for each class of shares, the total returns for
each class are separately measured. The cumulative total
return measures the change in value over the entire period
(for example, 10 years). An average annual total return
shows the average rate of return for each year in a period
that would produce the cumulative total return over the
entire period. However, average annual total returns do not
show actual year-by-year performance. The Fund uses
standardized calculations for its total returns as
prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the
current maximum sales charge of 4.75% (as a percentage of
the offering price) is deducted from the initial investment
("P" in the formula below) (unless the return is shown
without sales charge, as described below). For Class B
shares, payment of the applicable contingent deferred sales
charge is applied, depending on the period for which the
return is shown: 4.0% in the first year, 3.0% in the second
year, 2.0% in the third and fourth years, 1.0% in the fifth
year, and none thereafter. For Class C shares, the 1%
contingent deferred sales charge is deducted for returns
for the 1-year period. There is no sales charge on Class Y
shares.

o     Average Annual Total Return. The "average annual
total return" of each class is an average annual compounded
rate of return for each year in a specified number of
years. It is the rate of return based on the change in
value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in
the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the
following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years. Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis. Cumulative total return
is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time
the Fund may also quote a cumulative or an average annual
total return "at net asset value" (without deducting sales
charges) for each class of shares. There is no sales charge
on Class Y shares. Each is based on the difference in net
asset value per share at the beginning and the end of the
period for a hypothetical investment in that class of
shares (without considering front-end or contingent
deferred sales charges) and takes into consideration the
reinvestment of dividends and capital gains distributions.

-----------------------------------------------------------------------------------

The Fund's Total Returns for the Periods Ended 7/31/04

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class of  Cumulative Total               Average Annual Total Returns
               Returns
            (10 Years or
           life-of-class,
Shares        if less)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

                                 1-Year            5-Year            10-Year
                               (or life of       (or life of       (or life of
                             class, if less)   class, if less)   class, if less)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

          After    Without  After     Without After     Without  After    Without
          Sales    Sales    Sales     Sales   Sales     Sales    Sales    Sales
           Charge   Charge   Charge   Charge   Charge    Charge   Charge   Charge

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class A1   -3.30     0.21      N/A      N/A      N/A      N/A      N/A      N/A

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B2   -2.40     1.60      N/A      N/A      N/A      N/A      N/A      N/A

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Class C3   -1.15    -0.16      N/A      N/A      N/A      N/A      N/A      N/A

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1. Inception of Class A:      2/25/04
2. Inception of Class B:      2/25/04
3. Inception of Class C:      2/25/04

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   Average Annual Total Returns for Class A Shares (After Sales Charge)
                      For the Periods Ended 7/31/04

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                                 1-Year         5-Year         10-Year
                              (or life of    (or life of
                               class, if      class, if      (or life of
                                 less)          less)      class, if less)

---------------------------------------------------------------------------
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After Taxes on Distributions     -3.301          N/A             N/A

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After Taxes on                   -1.511          N/A             N/A
Distributions and
Redemption of Fund Shares

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   1. Inception of Class A: 2/25/04

Other Performance Comparisons. The Fund compares its
performance annually to that of an appropriate
broadly-based market index in its Annual Report to
shareholders. You can obtain that information by contacting
the Transfer Agent at the addresses or telephone numbers
shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to
that of other investments, including other mutual funds, or
use rankings of its performance by independent ranking
entities. Examples of these performance comparisons are set
forth below.

      |X|   Lipper Rankings. From time to time the Fund may
publish the ranking of the performance of its classes of
shares by Lipper, Inc. ("Lipper"). Lipper is a
widely-recognized
independent mutual fund monitoring service. Lipper monitors
the performance of regulated investment companies,
including the Fund, and ranks their performance for various
periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that
include the reinvestment of capital gain distributions and
income dividends but do not take sales charges or taxes
into consideration. Lipper also publishes "peer-group"
indices of the performance of all mutual funds in a
category that it monitors and averages of the performance
of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may
publish the star rating of the performance of its classes
of shares by Morningstar, Inc., an independent mutual fund
monitoring service. Morningstar rates and ranks mutual
funds in broad investment categories: domestic stock funds,
international stock funds, taxable bond funds and municipal
bond funds. The Fund is ranked among municipal California
intermediate/short funds.

      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category
receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and
the bottom 10% receive 1 star.  (Each share class is
counted as a fraction of one fund within this scale and
rated separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar. The performance
of the Fund's classes of shares may be compared in
publications to the performance of various market indices
or other investments, and averages, performance rankings or
other benchmarks prepared by recognized mutual fund
statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share price are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S.
government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
Fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,
o     information about the performance of certain
   securities or commodities markets or segments of those
   markets,
o     information about the performance of the economies of
   particular countries or regions,
o     the earnings of companies included in segments of
   particular industries, sectors, securities markets,
   countries or regions,
o     the availability of different types of securities or
   offerings of securities,
o     information relating to the gross national or gross
   domestic product of the United States or other countries
   or regions,
o     comparisons of various market sectors or indices to
   demonstrate performance, risk, or other characteristics
   of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix C
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

When you purchase shares of the Fund, your ownership
interest in the shares of the Fund will be recorded as a
book entry on the records of the Fund.  The Fund will not
issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink,
each purchase must be at least $50 and shareholders must
                                   ---
invest at least $500 before an Asset Builder Plan
(described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain
at $25 for additional purchases. Shares will be purchased
on the regular business day the Distributor is instructed
to initiate the Automated Clearing House ("ACH") transfer
to buy the shares. Dividends will begin to accrue on shares
purchased with the proceeds of ACH transfers on the
business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of The New
York Stock Exchange ("the Exchange"). The Exchange normally
closes at 4:00 P.M., but may close earlier on certain days.
If Federal Funds are received on a business day after the
close of the Exchange, the shares will be purchased and
dividends will begin to accrue on the next regular business
day. The proceeds of ACH transfers are normally received by
the Fund three days after the transfers are initiated. If
the proceeds of the ACH transfer are not received on a
timely basis, the Distributor reserves the right to cancel
the purchase order. The Distributor and the Fund are not
responsible for any delays in purchasing shares resulting
from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales. No sales charge is imposed in certain
other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor
or dealer or broker incurs little or no selling expenses.

      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are
those mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free Municipals          Oppenheimer   Limited-Term   Government
                                         Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Limited Term Municipal Fund
Oppenheimer Balanced Fund                Oppenheimer Main Street Fund

                                         Oppenheimer  Main  Street   Opportunity
Oppenheimer Bond Fund                    Fund

Oppenheimer California Municipal Fund    Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund    Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund    Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                         Oppenheimer  Principal  Protected  Main
Oppenheimer Champion Income Fund         Street Fund

                                         Oppenheimer  Principal  Protected  Main

Oppenheimer Convertible Securities Fund  Street Fund II
Oppenheimer Developing Markets Fund      Oppenheimer Quest Balanced Fund
                                         Oppenheimer  Quest  Capital Value Fund,
Oppenheimer Disciplined Allocation Fund  Inc.
                                         Oppenheimer Quest  International  Value

Oppenheimer Discovery Fund               Fund, Inc.

                                         Oppenheimer   Quest  Opportunity  Value

Oppenheimer Emerging Growth Fund         Fund

Oppenheimer Emerging Technologies Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund              Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.            Oppenheimer Real Estate Fund
                                         Oppenheimer      Rochester     National
Oppenheimer Global Fund                  Municipals
Oppenheimer Global Opportunities Fund    Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                  Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund              Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund      Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund    Oppenheimer U.S. Government Trust
Oppenheimer  International Small Company
Fund                                     Oppenheimer Value Fund
Oppenheimer International Value Fund     Limited-Term New York Municipal Fund
Oppenheimer   Limited  Term   California
Municipal Fund                           Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                Centennial Government Trust
Oppenheimer Money Market Fund, Inc.      Centennial Money Market Trust
Centennial America Fund, L. P.           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds. Under certain
circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market
fund shares may be subject to a contingent deferred sales
charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if
you purchase Class A shares or Class A and Class B shares
of the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares. The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period. You can include
purchases made up to 90 days before the date of the Letter.
Letters do not consider Class C shares you purchase or may
have purchased.

      A Letter is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or
Class A and Class B shares of the Fund (and other
Oppenheimer funds) during a 13-month period (the "Letter
period"). At the investor's request, this may include
purchases made up to 90 days prior to the date of the
Letter. The Letter states the investor's intention to make
the aggregate amount of purchases of shares which, when
added to the investor's holdings of shares of those funds,
will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares. Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter period, when added to
the value (at offering price) of the investor's holdings of
shares on the last day of that period, do not equal or
exceed the intended purchase amount, the investor agrees to
pay the additional amount of sales charge applicable to
such purchases. That amount is described in "Terms of
Escrow," below (those terms may be amended by the
Distributor from time to time). The investor agrees that
shares equal in value to 5% of the intended purchase amount
will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by
the terms of the Prospectus, this Statement of Additional
Information and the application used for a Letter. If those
terms are amended, as they may be from time to time by the
Fund, the investor agrees to be bound by the amended terms
and that those amendments will apply automatically to
existing Letters.

      If the total eligible purchases made during the
Letter period do not equal or exceed the intended purchase
amount, the concessions previously paid to the dealer of
record for the account and the amount of sales charge
retained by the Distributor will be adjusted to the rates
applicable to actual total purchases. If total eligible
purchases during the Letter period exceed the intended
purchase amount and exceed the amount needed to qualify for
the next sales charge rate reduction set forth in the
Prospectus, the sales charges paid will be adjusted to the
lower rate. That adjustment will be made only if and when
the dealer returns to the Distributor the excess of the
amount of concessions allowed or paid to the dealer over
the amount of concessions that apply to the actual amount
of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for
the investor's account at the net asset value per share in
effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

      The Transfer  Agent will not hold shares in escrow for
purchases of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype 401(k) plans under a Letter.
If the intended  purchase amount under a Letter entered into
by  an   OppenheimerFunds   prototype  401(k)  plan  is  not
purchased  by the  plan  by the  end of the  Letter  period, there  will  be no  adjustment  of  concessions  paid to the
broker-dealer   or  financial   institution  of  record  for
accounts held in the name of that plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter period will be deducted. It
is the responsibility of the dealer of record and/or the
investor to advise the Distributor about the Letter when
placing any purchase orders for the investor during the
Letter period. All of such purchases must be made through
the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent. For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase). Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter period,
the escrowed shares will be promptly released to the
investor.

      3. If, at the end of the 13-month Letter period the
total purchases pursuant to the Letter are less than the
intended purchase amount specified in the Letter, the
investor must remit to the Distributor an amount equal to
the difference between the dollar amount of sales charges
actually paid and the amount of sales charges which would
have been paid if the total amount purchased had been made
at a single time. That sales charge adjustment will apply
to any shares redeemed prior to the completion of the
Letter. If the difference in sales charges is not paid
within twenty days after a request from the Distributor or
the dealer, the Distributor will, within sixty days of the
expiration of the Letter, redeem the number of escrowed
shares necessary to realize such difference in sales
charges. Full and fractional shares remaining after such
redemption will be released from escrow. If a request is
received to redeem escrowed shares prior to the payment of
such additional sales charge, the sales charge will be
withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent deferred sales charge,
            and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. For those accounts
established prior to November 1, 2002 and which have
previously established Asset Builder Plans, additional
purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the
redemption restrictions for recent purchases described in
the Prospectus. Asset Builder Plans are available only if
your bank is an ACH member. Asset Builder Plans may not be
used to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically. Normally the debit will be made two
business days prior to the investment dates you selected on
your application. Neither the Distributor, the Transfer
Agent or the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor. Complete the application
and return it. You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions
to implement them. The Fund reserves the right to amend,
suspend or discontinue offering Asset Builder plans at any
time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund. However, each class has different shareholder
privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on
Class B or Class C shares will be reduced by incremental
expenses borne solely by that class. Those expenses include
the asset-based sales charges to which Class B and Class C
are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B and Class C shares
have no initial sales charge, the purpose of the deferred
sales charge and asset-based sales charge on Class B and
Class C shares is the same as that of the initial sales
charge on Class A shares - to compensate the Distributor
and brokers, dealers and financial institutions that sell
shares of the Fund. A salesperson who is entitled to
receive compensation from his or her firm for selling Fund
shares may receive different levels of compensation for
selling one class of shares rather than another.

      The Distributor will not accept a purchase order of
$100,000 or more for Class B shares or a purchase order of
$1 million or more to purchase Class C shares on behalf of
a single investor (not including dealer "street name" or
omnibus accounts).

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares 72 months after purchase is not treated
as a taxable event for the shareholder. If those laws or
the IRS interpretation of those laws should change, the
automatic conversion feature may be suspended. In that
event, no further conversions of Class B shares would occur
while that suspension remained in effect. Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Trustees' fees, transfer agency fees, legal fees and
auditing costs. Those expenses are paid out of the Fund's
assets and are not paid directly by shareholders. However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses. General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class. Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, organization and start-up costs, interest,
taxes and brokerage commissions, and non-recurring
expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class. Examples of such expenses include
distribution and service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12
annual "Minimum Balance Fee" is assessed on each Fund
account with a share balance valued under $500. The Minimum
Balance Fee is automatically deducted from each such Fund
account on or about the second to last business day of
September.

   Listed below are certain cases in which the Fund has
   elected, in its discretion, not to assess the Fund
   Account Fees.  These exceptions are subject to change:
   A fund account whose shares were acquired after
      September 30th of the prior year;
o     A fund account that has a balance below $500 due to
      the automatic conversion of shares from Class B to
      Class A shares. However, once all Class B shares held
      in the account have been converted to Class A shares
      the new account balance may become subject to the
      Minimum Balance Fee;
o     Accounts of shareholders who elect to access their
      account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and,
      has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by
      broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program
      and/or holding certain Oppenheimer Variable Account
      Funds;
o     Omnibus accounts holding shares pursuant to the
      Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and
      Pension Alliance Retirement Plan programs; and
o     A fund account that falls below the $500 minimum
      solely due to market fluctuations within the 12-month
      period preceding the date the fee is deducted.

To access account documents electronically via eDocs
Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for
------------------------
instructions.

o     The Fund reserves the authority to modify Fund
         Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset
values per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding. The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement regarding
holidays and days when the market may close early is
available on the Exchange's website at www.nyse.com.

      Dealers other than Exchange members may conduct
trading in municipal securities on days on which the
Exchange is closed (including weekends and holidays) or
after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those
days, the Fund's net asset values per share may be
significantly affected on such days when shareholders may
not purchase or redeem shares.

      ?  Securities Valuation. The Fund's Board of Trustees
has established procedures for the valuation of the Fund's
securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity
in excess of 60 days are valued based on the mean between
the "bid" and "asked" prices determined by a portfolio
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Trustees or
obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less than
               397 days when issued that have a remaining
               maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures. If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of municipal securities, when last sale
information is not generally available, the Manager may use
pricing services approved by the Board of Trustees. The
pricing service may use "matrix" comparisons to the prices
for comparable instruments on the basis of quality, yield
and maturity. Other special factors may be involved (such
as the tax-exempt status of the interest paid by municipal
securities). The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      Puts, calls, futures and municipal bond index futures
are valued at the last sale price on the principal exchange
on which they are traded or on Nasdaq(R), as applicable, as
determined by a pricing service approved by the Board of
Trustees or by the Manager. If there were no sales that
day, they shall be valued at the last sale price on the
preceding trading day if it is within the spread of the
closing "bid" and "asked" prices on the principal exchange
or on Nasdaq on the valuation date. If not, the value shall
be the closing bid price on the principal exchange or on
Nasdaq on the valuation date. If the put, call or future is
not traded on an exchange or on Nasdaq, it shall be valued
by the mean between "bid" and "asked" prices obtained by
the Manager from two active market makers. In certain cases
that may be at the "bid" price if no "asked" price is
available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received. If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction. If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri
Bank (the "Bank") for clearance, the Bank will ask the Fund
to redeem a sufficient number of full and fractional shares
in the shareholder's account to cover the amount of the
check. This enables the shareholder to continue receiving
dividends on those shares until the check is presented to
the Fund. Checks may not be presented for payment at the
offices of the Bank or the Fund's custodian. This
limitation does not affect the use of checks for the
payment of bills or to obtain cash at other banks. The Fund
reserves the right to amend, suspend or discontinue
offering Checkwriting privileges at any time.  The Fund
will provide you notice whenever it is required to do so by
applicable law.

      In choosing to take advantage of the Checkwriting
privilege, by signing the account application or by
completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the
           registered owner(s) of the shares of the Fund in
           that account;
(2)   for accounts for corporations, partnerships, trusts
           and other entities, represents that they are an
           officer, general partner, trustee or other
           fiduciary or agent, as applicable, duly
           authorized to act on behalf of the registered
           owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank
           through which the Fund's drafts (checks) are
           payable to pay all checks drawn on the Fund
           account of such person(s) and to redeem a
           sufficient amount of shares from that account to
           cover payment of each check;
(4)   specifically acknowledges that if they choose to
           permit checks to be honored if there is a single
           signature on checks drawn against joint
           accounts, or accounts for corporations,
           partnerships, trusts or other entities, the
           signature of any one signatory on a check will
           be sufficient to authorize payment of that check
           and redemption from the account, even if that
           account is registered in the names of more than
           one person or more than one authorized signature
           appears on the Checkwriting card or the
           application, as applicable;
(5)   understands that the Checkwriting privilege may be
           terminated or amended at any time by the Fund
           and/or the Fund's bank; and

(6)   acknowledges and agrees that neither the Fund nor its
           bank shall incur any liability for that
           amendment or termination of Checkwriting
           privileges or for redeeming shares to pay checks
           reasonably believed by them to be genuine, or
           for returning or not paying checks that have not
           been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The
Federal Funds wire of redemption proceeds may be delayed if
the Fund's custodian bank is not open for business on a day
when the Fund would normally authorize the wire to be made,
which is usually the Fund's next regular business day
following the redemption. In those circumstances, the wire
will not be transmitted until the next bank business day on
which the Fund is open for business. No dividends will be
paid on the proceeds of redeemed shares awaiting transfer
by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
      charge or Class A shares on which a contingent
      deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
      contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order. The shareholder must ask the Transfer Agent for that
privilege at the time of reinvestment. This privilege does
not apply to Class C or Class Y shares. The Fund may amend,
suspend or cease offering this reinvestment privilege at
any time as to shares redeemed after the date of such
amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain. If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment. Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid. That would reduce the loss
or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of Trustees
of the Fund may determine that it would be detrimental to
the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly
in cash. In that case, the Fund may pay the redemption
proceeds in whole or in part by a distribution "in kind" of
liquid securities from the portfolio of the Fund, in lieu
of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Trustees has
the right to cause the involuntary redemption of the shares
held in any account if the aggregate net asset value of
those shares is less than $200 or such lesser amount as the
Board may fix. The Board of Trustees will not cause the
involuntary redemption of shares in an account if the
aggregate net asset value of such shares has fallen below
the stated minimum solely as a result of market
fluctuations. If the Board exercises this right, it may
also fix the requirements for any notice to be given to the
shareholders in question (not less than 30 days). The Board
may alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares. When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B or Class C contingent deferred
sales charge will be followed in determining the order in
which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers. The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers. Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of the Exchange on a regular business day, it
will be processed at that day's net asset value if the
order was received by the dealer or broker from its
customers prior to the time the Exchange closes. Normally,
the Exchange closes at 4:00 P.M., but may do so earlier on
some days. Additionally, the order must have been
transmitted to and received by the Distributor prior to its
close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan. Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment. Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent. Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the account
application. If a contingent deferred sales charge applies
to the redemption, the amount of the check or payment will
be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B and
Class C shareholders should not establish automatic
withdrawal plans, because of the potential imposition of
the contingent deferred sales charge on such withdrawals
(except where the contingent deferred sales charge is
waived as described in Appendix C to this Statement of
Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below. These provisions
may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will
automatically apply to existing Plans.

      ?  Automatic Exchange Plans. Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

      ?  Automatic Withdrawal Plans. Fund shares will be
redeemed as necessary to meet withdrawal payments. Shares
acquired without a sales charge will be redeemed first.
Shares acquired with reinvested dividends and capital gains
distributions will be redeemed next, followed by shares
acquired with a sales charge, to the extent necessary to
make withdrawal payments. Depending upon the amount
withdrawn, the investor's principal may be depleted.
Payments made under these plans should not be considered as
a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the plan authorization and
application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to
the Planholder for any action taken or not taken by the
Transfer Agent in good faith to administer the plan. Share
certificates will not be issued for shares of the Fund
purchased for and held under the plan, but the Transfer
Agent will credit all such shares to the account of the
Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the plan application
so that the shares represented by the certificate may be
held under the plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date. Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect. The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent. The Fund may also give
directions to the Transfer Agent to terminate a plan. The
Transfer Agent will also terminate a plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are deemed "Class
A" shares for this purpose. You can obtain a current list
showing which funds offer which classes of shares by
calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial America Fund, L.P.             Centennial New York Tax Exempt
                                             Trust
   Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
   Centennial Government Trust               Oppenheimer Money Market Fund,
                                             Inc.
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania Municipal
                                             Fund
   Oppenheimer AMT-Free New York             Oppenheimer Rochester National
   Municipals                                Municipals
   Oppenheimer California Municipal Fund     Limited Term New York Municipal Fund
   Oppenheimer Limited Term Municipal        Oppenheimer Senior Floating Rate Fund
   Fund
   Oppenheimer New Jersey Municipal Fund     Rochester Fund Municipals
   Oppenheimer Principal Protected Main      Oppenheimer Limited Term California
   Street Fund II                            Municipal Fund
   Oppenheimer International Value Fund

   The following funds do not offer Class Y shares:
   Oppenheimer AMT-Free Municipals          Oppenheimer Balanced Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund

   Oppenheimer Champion Income Fund         Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest International Value
                                            Fund, Inc.

   Oppenheimer Developing Markets Fund      Oppenheimer Rochester National Municipals
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
   Oppenheimer International Bond Fund      Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund
   Oppenheimer International Small Company  Limited Term New York Municipal Fund
   Fund
   Oppenheimer Limited Term Municipal Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase
      shares of Oppenheimer Capital Preservation Fund, and
      only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o     Class A shares of Oppenheimer funds may be exchanged
      at net asset value for shares of any money market
      fund offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street
      Fund may be exchanged at net asset value for shares
      of any of the Oppenheimer funds.  However,
      shareholders are not permitted to exchange shares of
      other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund until after the
      expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street
      Fund II may be exchanged at net asset value for
      shares of any of the Oppenheimer funds. However,
      shareholders are not permitted to exchange shares of
      other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund II until after
      the expiration of the warranty period (2/4/2011).

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period for that Class A
contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund
acquired in the exchange. The Class A shares of Oppenheimer
Senior Floating Rate Fund acquired in that exchange will be
subject to the Class A Early Withdrawal Charge of
Oppenheimer Senior Floating Rate Fund if they are
repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than
Limited-Term Government Fund, Limited Term Municipal Fund,
Limited Term New York Municipal Fund, Oppenheimer Capital
Preservation Fund and Oppenheimer Senior Floating Rate
Fund), the Class B contingent deferred sales charge is
imposed on Class B shares acquired by exchange if they are
redeemed within six years of the initial purchase of the
exchanged Class B shares.

o     With respect to Class B shares of Limited-Term
Government Fund, Limited Term Municipal Fund, Limited Term
New York Municipal Fund, Oppenheimer Capital Preservation
Fund and Oppenheimer Senior Floating Rate Fund, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within 5
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

         When Class B or Class C shares are redeemed to
effect an exchange, the priorities described in "How To Buy
Shares" in the Prospectus for the imposition of the Class B
or Class C contingent deferred sales charge will be
followed in determining the order in which the shares are
exchanged. Before exchanging shares, shareholders should
take into account how the exchange may affect any
contingent deferred sales charge that might be imposed in
the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account. The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging
shares by telephone, a shareholder must have an existing
account in the fund to which the exchange is to be made.
Otherwise, the investors must obtain a prospectus of that
fund before the exchange request may be submitted. If all
telephone lines are busy (which might occur, for example,
during periods of substantial market fluctuations),
shareholders might not be able to request exchanges by
telephone and would have to submit written exchange
requests.

      |X|   Processing Exchange Requests. Shares to be
exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form
(the "Redemption Date"). Normally, shares of the fund to be
acquired are purchased on the Redemption Date, but such
purchases may be delayed by either fund up to five business
days if it determines that it would be disadvantaged by an
immediate transfer of the redemption proceeds. The Fund
reserves the right, in its discretion, to refuse any
exchange request that may disadvantage it. For example, if
the receipt of multiple exchange requests from a dealer
might require the disposition of portfolio securities at a
time or at a price that might be disadvantageous to the
Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one
fund to another, any special account feature such as an
Asset Builder Plan or Automatic Withdrawal Plan will be
switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption
and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account
in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request. In those cases, only the shares available
for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange. For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another. "Reinvestment Privilege," above, discusses some
of the tax consequences of reinvestment of redemption
proceeds in such cases. The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on
shares held of record at the time of the previous
determination of net asset value, or as otherwise described
in "How to Buy Shares."  Daily dividends will not be
declared or paid on newly purchased shares until such time
as Federal Funds (funds credited to a member bank's account
at the Federal Reserve Bank) are available from the
purchase payment for such shares. Normally, purchase checks
received from investors are converted to Federal Funds on
the next business day. Shares purchased through dealers or
brokers normally are paid for by the third business day
following the placement of the purchase order.

      Shares redeemed through the regular redemption
procedure will be paid dividends through and including the
day on which the redemption request is received by the
Transfer Agent in proper form. Dividends will be declared
on shares repurchased by a dealer or broker for three
business days following the trade date (that is, up to and
including the day prior to settlement of the repurchase).
If all shares in an account are redeemed, all dividends
accrued on shares of the same class in the account will be
paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on
Class A shares at a constant level requires the Manager to
monitor the Fund's portfolio and, if necessary, to select
higher-yielding securities when it is deemed appropriate to
seek income at the level needed to meet the target. Those
securities must be within the Fund's investment parameters,
however. The Fund expects to pay dividends at a targeted
level from its net investment income and other
distributable income without any impact on the net asset
values per share.

      Dividends, distributions and proceeds of the
redemption of Fund shares represented by checks returned to
the Transfer Agent by the Postal Service as undeliverable
will be invested in shares of Oppenheimer Money Market
Fund, Inc. Reinvestment will be made as promptly as
possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise
idle funds. Unclaimed accounts may be subject to state
escheatment laws, and the Fund and the Transfer Agent will
not be liable to shareholders or their representatives for
compliance with those laws in good faith.

      The amount of a distribution paid on a class of
shares may vary from time to time depending on market
conditions, the composition of the Fund's portfolio, and
expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same
time and on the same day for shares of each class. However,
dividends on Class B and Class C shares are expected to be
lower than dividends on Class A and Class Y shares. That is
due to the effect of the asset-based sales charge on Class
B and Class C shares. Those dividends will also differ in
amount as a consequence of any difference in net asset
value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares. The federal tax treatment of the
Fund's distributions is briefly highlighted in the
Prospectus. The following is only a summary of certain
additional tax considerations generally affecting the Fund
and its shareholders.
      The tax discussion in the Prospectus and this
Statement of Additional Information is based on tax law in
effect on the date of the Prospectus and this Statement of
Additional Information. Those laws and regulations may be
changed by legislative, judicial, or administrative action,
sometimes with retroactive effect. State and local tax
treatment of exempt-interest dividends and potential
capital gain distributions from regulated investment
companies may differ from the treatment under the Internal
Revenue Code described below. Potential purchasers of
shares of the Fund are urged to consult their tax advisers
with specific reference to their own tax circumstances as
well as the consequences of federal, state and local tax
rules affecting an investment in the Fund.

Qualification as a Regulated  Investment  Company.  The Fund
has  elected to be taxed as a regulated  investment  company under  Subchapter M of the Internal Revenue Code of 1986, as amended.  As a  regulated  investment  company,  the Fund is not subject to federal  income tax on the portion of its net investment  income (that is,  taxable  interest,  dividends, and other  taxable  ordinary  income,  net of expenses)  and capital  gain  net  income  (that  is,  the  excess  of  net long-term capital gains over net short-term  capital losses)
that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment
company" under the Internal Revenue Code, it will not be
liable for federal income tax on amounts it pays as
dividends and other distributions. That qualification
enables the Fund to "pass through" its income and realized
capital gains to shareholders without having to pay tax on
them. The Fund qualified as a regulated investment company
in its last fiscal year and intends to qualify in future
years, but reserves the right not to qualify. The Internal
Revenue Code contains a number of complex tests to
determine whether the Fund qualifies. The Fund might not
meet those tests in a particular year. If it does not
qualify, the Fund will be treated for tax purposes as an
ordinary corporation and will receive no tax deduction for
payments of dividends and other distributions made to
shareholders. In such an instance, all of the Fund's
dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) and at least 90% of its net tax-exempt income
for the taxable year. The Fund must also satisfy certain
other requirements of the Internal Revenue Code, some of
which are described below.  Distributions by the Fund made
during the taxable year or, under specified circumstances,
within 12 months after the close of the taxable year, will
be considered distributions of income and gains for the
taxable year and will therefore count toward satisfaction
of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the close of each quarter of the Fund's
taxable year, at least 50% of the value of the Fund's
assets must consist of cash and cash items (including
receivables), U.S. government securities, securities of
other regulated investment companies, and securities of
other issuers. As to each of those issuers, the Fund must
not have invested more than 5% of the value of the Fund's
total assets in securities of each such issuer and the Fund
must not hold more than 10% of the outstanding voting
securities of each such issuer. No more than 25% of the
value of its total assets may be invested in the securities
of any one issuer (other than U.S. government securities
and securities of other regulated investment companies), or
in two or more issuers which the Fund controls and which
are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed
by certain agencies or instrumentalities of the U.S.
government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under
the Internal Revenue Code, by December 31 each year, the
Fund must distribute 98% of its taxable investment income
earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the
current year. If it does not, the Fund must pay an excise
tax on the amounts not distributed. It is presently
anticipated that the Fund will meet those requirements. To
meet this requirement, in certain circumstances the Fund
might be required to liquidate portfolio investments to
make sufficient distributions to avoid excise tax
liability. However, the Board of Trustees and the Manager
might determine in a particular year that it would be in
the best interests of shareholders for the Fund not to make
such distributions at the required levels and to pay the
excise tax on the undistributed amounts. That would reduce
the amount of income or capital gains available for
distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to
qualify under the Internal Revenue Code during each fiscal
year to pay "exempt-interest dividends" to its
shareholders. To satisfy this qualification, at the end of
each quarter of its taxable year, at least 50% of the value
of the Fund's total assets consists of obligations as
defined in Section 103(a) of the Internal Revenue Code, as
amended. Exempt-interest dividends that are derived from
net investment income earned by the Fund on municipal
securities will be excludable from gross income of
shareholders for regular federal income tax purposes. To
the extent the Fund fails to qualify to pay exempt-interest
dividends in any given form, such dividends would be
included in the gross income of shareholders for federal
income tax purposes.

      Net investment income includes the allocation of
amounts of income from the municipal securities in the
Fund's portfolio that are free from federal income taxes.
This allocation will be made by the use of one designated
percentage applied uniformly to all income dividends paid
during the Fund's tax year. That designation will normally
be made following the end of each fiscal year as to income
dividends paid in the prior year. The percentage of income
designated as tax-exempt may substantially differ from the
percentage of the Fund's income that was tax-exempt for a
given period.

      A portion of the exempt-interest dividends paid by
the Fund may be an item of tax preference for shareholders
subject to the federal alternative minimum tax. The amount
of any dividends attributable to tax preference items for
purposes of the alternative minimum tax will be identified
when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned
by the Fund from one or more of the following sources must
treat the dividend as ordinary income in the computation of
the shareholder's gross income, regardless of whether the
dividend is reinvested:
(1)   certain taxable temporary investments (such as
          certificates of deposit, repurchase agreements,
          commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);

(2)   income from securities loans;
(3)   income or gains from options or futures;
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the
dividends-received deduction for corporations. Shareholders
receiving Social Security or railroad retirement benefits
should be aware that exempt-interest dividends are a factor
in determining whether (and the extent to which) such
benefits are subject to federal income tax. Losses realized
by shareholders on the redemption of Fund shares within six
months of purchase will be disallowed for federal income
tax purposes to the extent of exempt-interest dividends
received on such shares.

      In  any  year  in  which  the  Fund   qualifies  as  a
regulated  investment  company  under the  Internal  Revenue
Code,   the  Fund  will  also  be  exempt  from   California
corporate  income  and  franchise  taxes.  It  will  also be qualified  under  California  law  to  pay  exempt  interest dividends  that  will be  exempt  from  California  personal income tax.  That  exemption  applies to the extent that the
Fund's   distributions   are  attributable  to  interest  on
California municipal  securities and qualifying  obligations of the  United  States  government,  if at least  50% of the
Fund's assets are invested in such  obligations at the close of each  quarter  in its tax  year.  Distributions  from the
Fund   attributable   to  income  from  sources  other  than
California   municipal   securities   and  U.S.   government
obligations  will generally be subject to California  income tax as ordinary income.

      Distributions  by the Fund from investment  income and
long- and  short-term  capital  gains will  generally not be excludable  from taxable  income in  determining  California
corporate   franchise   tax  or  income  tax  for  corporate
shareholders    of   the   Fund.    Additionally,    certain
distributions  paid to  corporate  shareholders  of the Fund may be  includable  in  income  subject  to  the  California alternative minimum tax.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If the net capital gain is distributed and designated as a
capital gain distribution, it will be taxable to
shareholders as a long-term capital gain and will be
properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter
how long the shareholder has held his or her shares or
whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate. If the Fund elects to retain its net capital
gain, the Fund will provide to shareholders of record on
the last day of its taxable year information regarding
their pro rata share of the gain and tax paid. As a result,
each shareholder will be required to report his or her pro
rata share of such gain on their tax return as long-term
capital gain, will receive a refundable tax credit for
his/her pro rata share of tax paid by the Fund on the gain,
and will increase the tax basis for his/her shares by an
amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the
manner described above regardless of whether the
distributions are paid in cash or reinvested in additional
shares of the Fund (or of another fund).  Shareholders
receiving a distribution in the form of additional shares
will be treated as receiving a distribution in an amount
equal to the fair market value of the shares received,
determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 28% of ordinary income dividends (not including
"exempt-interest dividends"), capital gains distributions
(including short-term and long-term) and the proceeds of
                                   -
the redemption of shares, paid to any shareholder (1) who
has failed to provide a correct taxpayer identification
                        -------
number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to
report the receipt of interest or dividend income properly,
or (3) who has failed to certify to the Fund that the
shareholder is not subject to backup withholding or is an
"exempt recipient" (such as a corporation). All income and
any tax withheld by the Fund is remitted by the Fund to the
U.S. Treasury and is identified in reports mailed to
shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a
shareholder redeems all or a portion of his/her shares, the
shareholder will recognize a gain or loss on the redeemed
shares in an amount equal to the difference between the
proceeds of the redeemed shares and the shareholder's
adjusted tax basis in the shares.  All or a portion of any
loss recognized in that manner may be disallowed if the
shareholder purchases other shares of the Fund within 30
days before or after the redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year.  However, any capital
loss arising from the redemption of shares held for six
months or less will be treated as a long-term capital loss
to the extent of the amount of capital gain dividends
received on those shares. Special holding period rules
under the Internal Revenue Code apply in this case to
determine the holding period of shares and there are limits
on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation
of a shareholder  who is a foreign  person (to include,  but not limited to, a nonresident  alien  individual,  a foreign trust,  a  foreign  estate,  a  foreign  corporation,  or  a
foreign  partnership)   primarily  depends  on  whether  the
foreign   person's  income  from  the  Fund  is  effectively
connected  with the  conduct  of a U.S.  trade or  business.
Typically,  ordinary  income  dividends  paid (not including exempt-interest  dividends  paid by the Fund)  from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 30%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's
country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income
dividends paid by the Fund. All income and any tax withheld
by the Fund is remitted by the Fund to the U.S. Treasury
and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status. If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 28% on ordinary
income dividends (not including "exempt-interest
dividends"), capital gains distributions (including
short-term and long-term) and the proceeds of the
redemption of shares, paid to any foreign person. All
income and any tax withheld (in this situation) by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein.  Foreign
shareholders are urged to consult their own tax advisors or
the U.S. Internal Revenue Service with respect to the
particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding
taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset value per
share in effect at the close of business on the payable
date of the dividend or distribution. To elect this option,
the shareholder must notify the Transfer Agent in writing
and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a
prospectus for that fund and an application from the
Distributor to establish an account. Dividends and/or
distributions from shares of certain other Oppenheimer
funds (other than Oppenheimer Cash Reserves) may be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the
other Oppenheimer funds and is sub-distributor for funds
managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder accounting records, and for paying
dividends and distributions to shareholders. It also
handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account
fee. It also acts as shareholder servicing agent for the
other Oppenheimer funds.  Shareholders should direct
inquiries about their accounts to the Transfer Agent at the
address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the
Fund's assets. The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund. It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with the Manager and
its affiliates. The Fund's cash balances with the custodian
in excess of $100,000 are not protected by federal deposit
insurance.  Those uninsured balances at times may be
substantial.

Independent Registered Public Accounting Firm. Ernst &
Young, LLP serves as the Independent Registered Public
Accounting Firm for the Fund. They audit the Fund's
financial statements and perform other related audit
services. They also act as the independent registered
public accounting firm for certain other funds advised by
the Manager and its affiliates. Audit and non-audit
                               ---------------------
services provided by Ernst & Young LLP to the Fund must be
--------------------------------------------------
pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Limited Term California Municipal Fund (the "Fund"), including the statement of investments, as of July 31, 2004, and the related statements of operations, cash flows and changes in net assets and the financial highlights for the period from February 25, 2004 (commencement of operations) to July 31,
2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Limited Term California Municipal Fund at July 31, 2004, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period from February 25, 2004 to July 31, 2004 in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

New York, New York
August 30, 2004

             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
 PRINCIPAL                                                                          MATURITY*          VALUE
    AMOUNT                                                COUPON        MATURITY  (UNAUDITED)     SEE NOTE 1
------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--125.7%
------------------------------------------------------------------------------------------------------------

CALIFORNIA--118.1%
$    5,000   ABAG Finance Authority for NonProfit
             Corporations (Civic Center Drive
             Apartments)                                   5.875%     03/01/2032   09/01/2009 1   $    5,157
------------------------------------------------------------------------------------------------------------
     5,000   ABAG Finance Authority for NonProfit
             Corporations COP                              5.600      11/01/2023   11/01/2005 1        5,039
------------------------------------------------------------------------------------------------------------
   250,000   ABAG Finance Authority for NonProfit
             Corporations COP (Lytton Gardens)             6.000      02/15/2019   02/15/2008 1      267,005
------------------------------------------------------------------------------------------------------------
   150,000   ABAG Finance Authority for NonProfit
             Corporations, Series A                        0.000 4    04/20/2019   04/20/2012 1       63,788
------------------------------------------------------------------------------------------------------------
    25,000   Adelanto Improvement Agency, Series B         5.500      12/01/2023   12/01/2004 1       25,500
------------------------------------------------------------------------------------------------------------
    75,000   Adelanto Public Financing Authority,          7.250      09/15/2015   09/15/2004 1       75,074
             Series B
------------------------------------------------------------------------------------------------------------
    35,000   Berkeley Unified School District GO           6.150      08/01/2012   08/01/2004 1       35,832
------------------------------------------------------------------------------------------------------------
   400,000   CA CDA (East Valley Tourist)                 11.000      10/01/2020   03/01/2007 2      400,208
------------------------------------------------------------------------------------------------------------
    10,000   CA County Tobacco Securitization Agency
             (TASC)                                        5.750      06/01/2030   06/04/2012 3        8,468
------------------------------------------------------------------------------------------------------------
   100,000   CA County Tobacco Securitization Agency
             (TASC)                                        5.875      06/01/2043   09/01/2019 3       78,695
------------------------------------------------------------------------------------------------------------
    25,000   CA Department of Veterans Affairs
             Home Purchase                                 5.100      12/01/2019   06/01/2005 1       25,100
------------------------------------------------------------------------------------------------------------
    60,000   CA Department of Veterans Affairs
             Home Purchase                                 5.500      12/01/2019   01/09/2012 1       62,505
------------------------------------------------------------------------------------------------------------
   100,000   CA Department of Water Resources
             (Center Valley)                               5.250      07/01/2022   01/01/2005 1      100,165
------------------------------------------------------------------------------------------------------------
    25,000   CA Department of Water Resources
             (Center Valley)                               5.400      07/01/2012   01/01/2005 1       25,079
------------------------------------------------------------------------------------------------------------
    10,000   CA Educational Facilities Authority
             (Cedars-Sinai Medical Center)                 6.125      12/01/2019   12/01/2009 1       10,804
------------------------------------------------------------------------------------------------------------
    30,000   CA Educational Facilities Authority
             (College of Osteopathic Medicine)             5.750      06/01/2018   06/01/2005 1       31,486
------------------------------------------------------------------------------------------------------------
    90,000   CA Educational Facilities Authority
             (University of Redlands)                      6.000      10/01/2025   10/01/2005 1       95,438
------------------------------------------------------------------------------------------------------------
    60,000   CA GO                                         5.100      03/01/2010   09/02/2004 1       60,167
------------------------------------------------------------------------------------------------------------
    90,000   CA GO                                         5.125      10/01/2017   10/01/2004 1       91,294
------------------------------------------------------------------------------------------------------------
    50,000   CA GO                                         5.150      10/01/2019   10/01/2005 1       50,722
------------------------------------------------------------------------------------------------------------
    25,000   CA GO                                         5.250      04/01/2018   10/01/2004 1       25,053
------------------------------------------------------------------------------------------------------------
    10,000   CA GO                                         5.250      04/01/2019   10/01/2004 1       10,021
------------------------------------------------------------------------------------------------------------
    55,000   CA GO                                         5.500      04/01/2019   10/01/2004 1       55,849
------------------------------------------------------------------------------------------------------------
     5,000   CA GO                                         5.500      03/01/2020   09/01/2004 1        5,119
------------------------------------------------------------------------------------------------------------
    40,000   CA GO                                         5.500      03/01/2020   09/01/2004 1       40,899
------------------------------------------------------------------------------------------------------------
   130,000   CA GO                                         5.500      10/01/2022   10/01/2004 1      130,659
------------------------------------------------------------------------------------------------------------
    35,000   CA GO                                         5.750      11/01/2017   11/01/2004 1       35,313
------------------------------------------------------------------------------------------------------------
    10,000   CA GO                                         6.000      10/01/2021   10/01/2004 1       10,065
------------------------------------------------------------------------------------------------------------
    10,000   CA GO                                         6.800      11/01/2008   11/01/2004 1       10,328
------------------------------------------------------------------------------------------------------------

             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                    EFFECTIVE
 PRINCIPAL                                                                          MATURITY*          VALUE
    AMOUNT                                                COUPON        MATURITY  (UNAUDITED)     SEE NOTE 1
------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$  125,000   CA Golden State Tobacco Securitization
             Corp.                                         5.500%     06/01/2019   06/01/2007 1   $  127,701
------------------------------------------------------------------------------------------------------------
   200,000   CA Golden State Tobacco Securitization
             Corp.                                         5.750      06/01/2021   06/01/2008 1      206,748
------------------------------------------------------------------------------------------------------------
 3,000,000   CA Golden State Tobacco Securitization
             Corp.                                         6.250      06/01/2033   09/11/2012 3    2,720,700
------------------------------------------------------------------------------------------------------------
   150,000   CA Golden State Tobacco Securitization
             Corp.                                         7.800      06/01/2042   06/01/2013 1      152,411
------------------------------------------------------------------------------------------------------------
   710,000   CA Golden State Tobacco Securitization
             Corp.                                         7.900      06/01/2042   06/01/2013 1      725,932
------------------------------------------------------------------------------------------------------------
   535,000   CA Golden State Tobacco Securitization
             Corp. (TASC)                                  7.875      06/01/2042   06/01/2013 1      546,149
------------------------------------------------------------------------------------------------------------
   135,000   CA Golden State Tobacco Securitization
             Corp. (TASC)                                  7.875      06/01/2042   06/01/2013 1      137,813
------------------------------------------------------------------------------------------------------------
    20,000   CA Health Facilities Financing Authority
             (Catholic Healthcare West), Series A          6.000      07/01/2025   07/01/2008 1       21,512
------------------------------------------------------------------------------------------------------------
    25,000   CA Health Facilities Financing Authority
             (Community Program)                           7.200      01/01/2012   08/01/2004 1       25,380
------------------------------------------------------------------------------------------------------------
   500,000   CA Health Facilities Financing Authority
             (Scripps Research Institute), Series A        6.300      07/01/2009   01/01/2005 1      511,840
------------------------------------------------------------------------------------------------------------
    30,000   CA Health Facilities Financing Authority
             (Small Facilities Loan), Series A             6.700      03/01/2011   09/01/2004 1       30,068
------------------------------------------------------------------------------------------------------------
    50,000   CA HFA (Home Mtg.), Series B                  5.150      02/01/2018   02/01/2010 1       51,527
------------------------------------------------------------------------------------------------------------
    30,000   CA HFA (Multifamily Hsg.)                     5.450      08/01/2028   08/01/2010 1       30,539
------------------------------------------------------------------------------------------------------------
    10,000   CA HFA (Multifamily Hsg.)                     5.950      08/01/2028   02/01/2009 1       10,257
------------------------------------------------------------------------------------------------------------
    55,000   CA HFA (Multifamily Hsg.)                     6.050      08/01/2038   02/01/2009 1       56,445
------------------------------------------------------------------------------------------------------------
    25,000   CA HFA (Multifamily Hsg.)                     6.300      08/01/2026   02/01/2008 1       25,758
------------------------------------------------------------------------------------------------------------
    15,000   CA HFA (Single Family Mtg.), Series A         5.300      08/01/2018   02/01/2010 1       15,519
------------------------------------------------------------------------------------------------------------
    10,000   CA HFA (Single Family Mtg.), Series B         6.200      08/01/2014   10/01/2007 1       10,080
------------------------------------------------------------------------------------------------------------
     5,000   CA HFA (Single Family Mtg.), Series D-2       5.550      02/01/2022   02/01/2009 1        5,133
------------------------------------------------------------------------------------------------------------
     5,000   CA HFA, Series B-1                            5.200      08/01/2011   08/01/2009 1        5,135
------------------------------------------------------------------------------------------------------------
    55,000   CA HFA, Series F                              6.100      08/01/2015   08/01/2007 1       56,358
------------------------------------------------------------------------------------------------------------
    15,000   CA Loan Purchasing Finance Authority          5.600      10/01/2014   10/01/2004 1       15,193
------------------------------------------------------------------------------------------------------------
    30,000   CA Pollution Control Financing Authority
             (Sacramento Biosolids Facility)               5.300      12/01/2017   06/24/2016 3       30,564
------------------------------------------------------------------------------------------------------------
   130,000   CA Pollution Control Financing Authority
             (San Diego Gas & Electric Company)            5.850      06/01/2021   06/01/2005 1      131,639
------------------------------------------------------------------------------------------------------------
    20,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          5.550      09/01/2031   09/01/2011 1       20,488
------------------------------------------------------------------------------------------------------------
   100,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          6.000      07/01/2027   07/01/2005 1      100,282
------------------------------------------------------------------------------------------------------------
   375,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          6.400      12/01/2024   12/01/2004 1      377,873

             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
 PRINCIPAL                                                                          MATURITY*          VALUE
    AMOUNT                                                COUPON        MATURITY  (UNAUDITED)     SEE NOTE 1
------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$  200,000   CA Pollution Control Financing Authority
             (Southern California Edison Company)          6.400%     12/01/2024   12/01/2004 1   $  203,820
------------------------------------------------------------------------------------------------------------
    20,000   CA Pollution Control Financing Authority
             (Southern California Water Company)           5.500      12/01/2026   12/01/2005 1       20,439
------------------------------------------------------------------------------------------------------------
    25,000   CA Public Works
             (Department of Corrections)                   5.250      01/01/2021   01/01/2006 1       25,790
------------------------------------------------------------------------------------------------------------
    10,000   CA Public Works
             (Department of Corrections)                   5.500      06/01/2019   06/01/2006 1       10,227
------------------------------------------------------------------------------------------------------------
   200,000   CA Public Works
             (Department of Corrections)                   5.500      06/01/2019   12/01/2004 1      204,542
------------------------------------------------------------------------------------------------------------
    25,000   CA Public Works
             (Department of Food & Agriculture)            5.400      06/01/2013   06/01/2005 1       25,317
------------------------------------------------------------------------------------------------------------
    20,000   CA Public Works
             (Department of Justice Building)              5.625      05/01/2020   12/01/2004 1       20,672
------------------------------------------------------------------------------------------------------------
    15,000   CA Public Works
             (Dept. of Corrections-State Prison)           5.500      06/01/2019   06/01/2006 1       15,331
------------------------------------------------------------------------------------------------------------
   110,000   CA Public Works (State Universities)          5.500      12/01/2018   12/01/2005 1      112,426
------------------------------------------------------------------------------------------------------------
    30,000   CA Public Works (State Universities)          5.500      06/01/2021   12/01/2004 1       30,374
------------------------------------------------------------------------------------------------------------
   100,000   CA Statewide CDA (Bouquet Canyon)             5.300      07/01/2018   07/01/2010 1      102,592
------------------------------------------------------------------------------------------------------------
    95,000   CA Statewide CDA (CA Odd Fellow Hsg.)         5.375      10/01/2013   10/01/2005 1       96,249
------------------------------------------------------------------------------------------------------------
    25,000   CA Statewide CDA (CA Odd Fellow Hsg.)         5.500      10/01/2023   10/01/2005 1       25,146
------------------------------------------------------------------------------------------------------------
   400,000   CA Statewide CDA (Fairfield Apartments)       6.500      01/01/2016   01/01/2016        401,732
------------------------------------------------------------------------------------------------------------
    40,000   CA Statewide CDA COP
             (Motion Picture & TV Fund)                    5.375      01/01/2020   01/01/2005 1       40,886
------------------------------------------------------------------------------------------------------------
    25,000   CA Statewide CDA COP
             (Salk Institute for Biological Studies)       6.200      07/01/2024   01/01/2005 1       25,587
------------------------------------------------------------------------------------------------------------
   500,000   CA Statewide CDA COP INFLOS                  10.003 5    10/01/2011   03/15/2010 3      615,620
------------------------------------------------------------------------------------------------------------
    35,000   CA Statewide Financing Authority
             Tobacco Settlement (TASC)                     5.625      05/01/2029   07/30/2010 3       29,753
------------------------------------------------------------------------------------------------------------
    25,000   CA Valley Health System COP                   6.875      05/15/2023   01/06/2016 3       21,044
------------------------------------------------------------------------------------------------------------
   295,000   CA Valley Health System, Series A             6.500      05/15/2025   05/15/2008 1      305,700
------------------------------------------------------------------------------------------------------------
    55,000   CA Veterans GO, Series BH                     5.500      12/01/2024   12/01/2005 1       55,287
------------------------------------------------------------------------------------------------------------
   135,000   CA Veterans GO, Series BH                     5.600      12/01/2032   12/01/2005 1      135,323
------------------------------------------------------------------------------------------------------------
    50,000   CA Veterans GO, Series BP                     5.500      12/01/2026   12/01/2004 1       50,020
------------------------------------------------------------------------------------------------------------
    10,000   CA Veterans GO, Series BT                     5.100      12/01/2013   12/01/2006 1       10,129
------------------------------------------------------------------------------------------------------------
   140,000   CA Veterans GO, Series BX                     5.500      12/01/2031   06/01/2007 1      142,411
------------------------------------------------------------------------------------------------------------
    15,000   CA Veterans GO, Series BZ                     5.350      12/01/2021   06/01/2008 1       15,218
------------------------------------------------------------------------------------------------------------
    50,000   CA Water Resource Devel., Series N            5.500      06/01/2011   06/02/2005 1       50,157
------------------------------------------------------------------------------------------------------------
     5,000   Central CA Joint Powers Health Financing
             Authority COP (FCH/CCH/SCH/Fresno
             CH/CALC/SMCH Obligated Group)                 5.500      02/01/2015   02/01/2005 1        5,014
------------------------------------------------------------------------------------------------------------
    15,000   Clayton Redevel. Agency                       5.500      08/01/2024   08/01/2004 1       15,374
------------------------------------------------------------------------------------------------------------
   310,000   Coalinga, CA Regional Medical Center COP      5.000      09/01/2014   09/01/2008 3      300,979

             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                       EFFECTIVE
 PRINCIPAL                                                                             MATURITY*          VALUE
    AMOUNT                                                    COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$   95,000   Contra Costa County Multifamily Hsg.
             (Crescent Park Apartments)                        7.800%    12/20/2014   06/20/2005 1   $   99,939
---------------------------------------------------------------------------------------------------------------
    85,000   Corona Redevel. Agency Tax Allocation             6.250     09/01/2016   09/01/2004 1       87,075
---------------------------------------------------------------------------------------------------------------
    20,000   Culver City Unified School District GO            5.700     08/01/2025   08/01/2007 1       21,455
---------------------------------------------------------------------------------------------------------------
    15,000   El Centro Redevel. Agency                         5.500     11/01/2026   11/01/2008 1       15,696
---------------------------------------------------------------------------------------------------------------
   145,000   Emeryville Public Financing Authority             6.200     09/01/2025   09/01/2006 1      148,992
---------------------------------------------------------------------------------------------------------------
    15,000   Grossmont Union High School District COP          5.750     09/01/2026   09/01/2008 1       17,133
---------------------------------------------------------------------------------------------------------------
    10,000   Indian Wells Redevel. Agency Tax Allocation       5.375     12/01/2022   12/01/2005 1       10,535
---------------------------------------------------------------------------------------------------------------
    75,000   Lancaster Redevel. Agency Tax Allocation
             (Fire Protection)                                 5.750     08/01/2023   08/01/2004 1       77,018
---------------------------------------------------------------------------------------------------------------
   120,000   Loma Linda Hospital
             (Loma Linda University Medical Center)            5.375     12/01/2022   12/01/2004 1      122,266
---------------------------------------------------------------------------------------------------------------
   150,000   Long Beach Harbor Department                      5.375     05/15/2020   05/15/2007 1      155,925
---------------------------------------------------------------------------------------------------------------
    25,000   Los Alamitos Unified School District Special
             Tax (Community Facilities District No. 90-1)      6.400     08/15/2018   08/15/2004 1       25,555
---------------------------------------------------------------------------------------------------------------
    10,000   Los Angeles County Public Works
             Financing Authority                               5.250     12/01/2016   12/01/2004 1       10,223
---------------------------------------------------------------------------------------------------------------
    10,000   Los Angeles Department of Airports
             (Ontario International Airport)                   6.000     05/15/2026   05/15/2006 1       10,618
---------------------------------------------------------------------------------------------------------------
     5,000   Los Angeles Hsg. (Multifamily)                    5.750     01/01/2024   01/01/2006 1        5,064
---------------------------------------------------------------------------------------------------------------
    30,000   Los Angeles Mtg. (Section 8)                      5.350     07/01/2022   01/01/2005 1       30,012
---------------------------------------------------------------------------------------------------------------
   100,000   Los Angeles Regional Airports
             Improvement Corp. (Laxfuel Corp.)                 5.250     01/01/2023   01/01/2012 1      100,575
---------------------------------------------------------------------------------------------------------------
    20,000   Los Angeles Regional Airports
             Improvement Corp. (Laxfuel Corp.)                 6.375     01/01/2024   01/01/2005 1       20,468
---------------------------------------------------------------------------------------------------------------
   210,000   Los Angeles Single Family Mtg.
             (Government National Mortgage Assn.
             & FNMA Mtg. Backed), Series A                     6.875     06/01/2025   12/01/2004 1      210,067
---------------------------------------------------------------------------------------------------------------
    35,000   M-S-R Public Power Agency (San Juan)              6.000     07/01/2022   01/01/2005 1       35,957
---------------------------------------------------------------------------------------------------------------
    15,000   Montclair Redevel. Agency Tax Allocation
             (Redevel. Project Area III)                       5.500     12/01/2027   12/01/2006 1       15,651
---------------------------------------------------------------------------------------------------------------
    10,000   Monterey County COP (Sheriffs Facility)           5.000     12/01/2014   12/01/2005 1       10,129
---------------------------------------------------------------------------------------------------------------
    20,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.600     03/01/2012   03/01/2005 1       20,424
---------------------------------------------------------------------------------------------------------------
    50,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.600     03/01/2013   03/01/2005 1       51,180
---------------------------------------------------------------------------------------------------------------
    20,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.700     03/01/2015   03/01/2005 1       20,569
---------------------------------------------------------------------------------------------------------------
    20,000   Monterey Joint Powers Financing Authority
             (Materials Recovery Facilities)                   5.700     03/01/2016   03/01/2005 1       20,618
---------------------------------------------------------------------------------------------------------------
    55,000   Moreno Valley Special Tax
             (Towngate Community Facilities)                   6.125     12/01/2021   12/01/2004 1       55,771
---------------------------------------------------------------------------------------------------------------
    25,000   Morgan Hill Redevel. Agency
             (LaCrosse Village)                                6.450     12/01/2027   12/01/2005 1       26,124

             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                        EFFECTIVE
 PRINCIPAL                                                                              MATURITY*          VALUE
    AMOUNT                                                     COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$   25,000   Norwalk Community Facilities Financing
             Authority, Series B                                7.400%    09/15/2025   09/15/2005 1   $   26,393
----------------------------------------------------------------------------------------------------------------
    50,000   Novato, CA Special Tax Community
             Facilities District No. 1                          7.250     08/01/2021   08/01/2004 1       51,183
----------------------------------------------------------------------------------------------------------------
    50,000   Olivenhain Municipal Water District
             Bond Act 1915                                      5.450     09/02/2027   09/02/2009 1       51,607
----------------------------------------------------------------------------------------------------------------
    90,000   Otay Water District COP                            5.700     09/01/2023   09/01/2004 1       92,049
----------------------------------------------------------------------------------------------------------------
    40,000   Palm Desert Financing Authority Various
             Assessment & Community Facilities Districts        6.000     10/01/2020   10/01/2009 1       40,679
----------------------------------------------------------------------------------------------------------------
    60,000   Palm Springs Financing Authority, Series A         6.400     09/01/2017   09/01/2004 1       61,470
----------------------------------------------------------------------------------------------------------------
    10,000   Palm Springs Financing Authority, Series B         6.700     09/01/2022   09/01/2004 1       10,214
----------------------------------------------------------------------------------------------------------------
    40,000   Palm Springs Unified School District GO            5.300     02/01/2017   02/01/2005 1       41,392
----------------------------------------------------------------------------------------------------------------
    15,000   Paramount Multifamily Hsg.
             (Prince Twin Towers Property)                      5.700     02/20/2033   08/20/2009 1       15,235
----------------------------------------------------------------------------------------------------------------
   125,000   Pittsburg Infrastructure Financing Authority,
             Series B                                           6.000     09/02/2024   09/02/2010 1      126,821
----------------------------------------------------------------------------------------------------------------
    25,000   R.E. Badger Water Facilities Financing
             Authority                                          5.750     10/01/2024   10/01/2007 1       27,100
----------------------------------------------------------------------------------------------------------------
   610,000   Riverside County Public Financing Authority
             Improvement Bond Act of 1915
             (Rancho Village)                                   6.250     09/02/2013   08/12/2010 2      643,288
----------------------------------------------------------------------------------------------------------------
   110,000   Rosemead Redevel. Agency                           5.600     10/01/2033   10/01/2005 1      110,285
----------------------------------------------------------------------------------------------------------------
   750,000   Roseville Woodcreek West Community
             Facility                                           6.700     09/01/2025   09/01/2011 1      784,155
----------------------------------------------------------------------------------------------------------------
    10,000   Sacramento City Financing Authority                6.500     11/01/2004   11/01/2004         10,043
----------------------------------------------------------------------------------------------------------------
    25,000   Sacramento County Airport System, Series A         5.900     07/01/2024   07/01/2006 1       26,816
----------------------------------------------------------------------------------------------------------------
    60,000   Sacramento Improvement Bond Act
             (Willowcreek II)                                   6.700     09/02/2022   09/02/2004 1       61,865
----------------------------------------------------------------------------------------------------------------
   205,000   Sacramento Special Tax
             (Community Facilities District No. 97-1)           6.750     09/01/2027   09/01/2005 1      215,449
----------------------------------------------------------------------------------------------------------------
    85,000   Salinas Redevel. Agency Tax Allocation
             (Central City Revitalization)                      5.500     11/01/2023   11/01/2008 1       90,139
----------------------------------------------------------------------------------------------------------------
    70,000   San Bernardino County COP
             (Medical Center)                                   5.500     08/01/2024   08/01/2006 1       70,679
----------------------------------------------------------------------------------------------------------------
    75,000   San Bernardino Joint Powers Financing
             Authority (California Department of
             Transportation Lease)                              5.500     12/01/2020   12/01/2007 1       75,790
----------------------------------------------------------------------------------------------------------------
    20,000   San Diego County Hsg.
             (Orange Glen Apartments)                           6.150     08/01/2020   08/01/2005 1       20,649
----------------------------------------------------------------------------------------------------------------
    50,000   San Diego Industrial Devel.
             (San Diego Gas & Electric Company)                 5.900     06/01/2018   12/01/2004 1       50,641
----------------------------------------------------------------------------------------------------------------
    15,000   San Diego Industrial Devel.
             (San Diego Gas & Electric Company)                 5.900     09/01/2018   09/01/2005 1       15,289

             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                                                                      EFFECTIVE
 PRINCIPAL                                                                            MATURITY*          VALUE
    AMOUNT                                                   COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$  100,000   San Diego Public Facilities Financing
             Authority                                        5.000%    05/15/2025   05/15/2007 1   $  100,367
--------------------------------------------------------------------------------------------------------------
    25,000   San Diego Public Facilities Financing
             Authority                                        5.250     05/15/2020   05/15/2005 1       25,163
--------------------------------------------------------------------------------------------------------------
    45,000   San Diego Redevel. Agency
             (Tax Allocation-Centre City Redev.)              5.400     09/01/2016   09/01/2004 1       45,392
--------------------------------------------------------------------------------------------------------------
    40,000   San Diego Sewer                                  5.000     05/15/2023   05/15/2005 1       40,393
--------------------------------------------------------------------------------------------------------------
    50,000   San Francisco City & County Airports
             Commission                                       5.500     05/01/2015   05/01/2008 1       53,418
--------------------------------------------------------------------------------------------------------------
    20,000   San Francisco City & County Airports
             Commission                                       5.500     05/01/2026   05/01/2007 1       20,498
--------------------------------------------------------------------------------------------------------------
    50,000   San Francisco City & County Airports
             Commission                                       5.500     05/01/2026   05/01/2007 1       51,245
--------------------------------------------------------------------------------------------------------------
   230,000   San Francisco City & County Airports
             Commission                                       5.625     05/01/2021   05/01/2008 1      244,283
--------------------------------------------------------------------------------------------------------------
    50,000   San Francisco City & County Airports
             Commission                                       5.750     05/01/2020   05/01/2005 1       51,649
--------------------------------------------------------------------------------------------------------------
    20,000   San Francisco City & County Airports
             Commission                                       5.900     05/01/2025   05/01/2005 1       20,685
--------------------------------------------------------------------------------------------------------------
    90,000   San Francisco City & County Redevel.
             Agency                                           6.750     07/01/2025   01/01/2005 1       92,147
--------------------------------------------------------------------------------------------------------------
    10,000   San Francisco City & County Redevel.
             Agency (FHA Insured-Section 8)                   6.850     07/01/2024   01/01/2005 1       10,023
--------------------------------------------------------------------------------------------------------------
    40,000   San Francisco City & County Redevel.
             Agency (South Beach)                             5.700     03/01/2029   03/01/2006 1       40,422
--------------------------------------------------------------------------------------------------------------
   100,000   San Gabriel Valley Schools Financing
             Authority (Pomona Unified School District)       5.875     02/01/2021   02/01/2006 1      102,499
--------------------------------------------------------------------------------------------------------------
    50,000   San Jacinto Redevel. Agency                      6.250     12/01/2023   12/01/2005 1       50,694
--------------------------------------------------------------------------------------------------------------
    45,000   San Jose Finance Authority, Series B             5.625     11/15/2018   11/15/2004 1       45,439
--------------------------------------------------------------------------------------------------------------
    10,000   San Jose Redevel. Agency Tax Allocation          5.000     08/01/2020   02/01/2006 1       10,078
--------------------------------------------------------------------------------------------------------------
     5,000   San Jose-Santa Clara Water Financing
             Authority                                        5.375     11/15/2020   11/15/2005 1        5,217
--------------------------------------------------------------------------------------------------------------
    25,000   San Pablo Redevel. Agency
             (Tax Allocation-Merged Project Area)             5.250     12/01/2023   12/01/2006 1       25,706
--------------------------------------------------------------------------------------------------------------
 1,000,000   Santaluz Special Tax Community
             Facilities District No. 2                        6.375     09/01/2030   09/01/2007 1    1,011,340
--------------------------------------------------------------------------------------------------------------
   200,000   South Tahoe Joint Powers Financing
             Authority                                        6.000     10/01/2028   10/01/2005 1      206,828
--------------------------------------------------------------------------------------------------------------
     5,000   Southern CA Home Financing Authority             7.625     10/01/2022   04/01/2005 1        5,003
--------------------------------------------------------------------------------------------------------------
   200,000   Southern CA Public Power Authority               5.500     07/01/2020   01/01/2005 1      200,648
--------------------------------------------------------------------------------------------------------------
    70,000   Southern CA Public Power Authority               5.500     07/01/2020   01/01/2005 1       70,172
--------------------------------------------------------------------------------------------------------------
     5,000   Southern CA Public Power Authority               5.500     07/01/2020   01/01/2005 1        5,004
--------------------------------------------------------------------------------------------------------------
    85,000   Southern CA Public Power Authority               6.000     07/01/2018   01/01/2005 1       86,782
--------------------------------------------------------------------------------------------------------------
   250,000   Southern CA Public Power Authority               7.000     07/01/2009   01/01/2005 1      255,075

             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                      EFFECTIVE
 PRINCIPAL                                                                            MATURITY*          VALUE
    AMOUNT                                                   COUPON       MATURITY  (UNAUDITED)     SEE NOTE 1
---------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$  750,000   Tejon Ranch Public Facilities Finance
             Authority Special Tax (Community Facilities
             District No. 1)                                  7.200%    09/01/2030   09/01/2004 1  $   772,860
---------------------------------------------------------------------------------------------------------------
    50,000   Tracy Community Facilities District Special
             Tax (Plan C Properties)                          5.700     08/01/2023   08/02/2010 1       50,560
---------------------------------------------------------------------------------------------------------------
    30,000   Tracy COP
             (Community Park & Civic Center)                  6.625     03/01/2018   09/01/2004 1       30,045
---------------------------------------------------------------------------------------------------------------
    20,000   Tri-City Hospital District                       6.000     02/01/2022   02/01/2005 1       20,245
---------------------------------------------------------------------------------------------------------------
    25,000   Turlock Health Facilities COP
             (Emanuel Medical Center)                         5.625     10/15/2013   10/15/2005 1       25,274
---------------------------------------------------------------------------------------------------------------
   125,000   Washington Township Hospital District            5.500     07/01/2018   07/01/2005 1      125,991
                                                                                                   ------------
                                                                                                    19,148,450
---------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--7.6%
    80,000   Puerto Rico Electric Power Authority,
             Series X                                         5.500     07/01/2025   07/01/2005 1       81,894
---------------------------------------------------------------------------------------------------------------
   130,000   Puerto Rico HBFA                                 6.250     04/01/2029   04/01/2006 1      133,528
---------------------------------------------------------------------------------------------------------------
     5,000   Puerto Rico HFC                                  7.300     10/01/2006   10/01/2004 1        5,016
---------------------------------------------------------------------------------------------------------------
     5,000   Puerto Rico HFC                                  7.500     10/01/2015   10/01/2004 1        5,008
---------------------------------------------------------------------------------------------------------------
   200,000   Puerto Rico Highway &
             Transportation Authority                         5.000     07/01/2022   07/01/2005 1      200,366
---------------------------------------------------------------------------------------------------------------
    40,000   Puerto Rico Port Authority, Series D             6.000     07/01/2021   01/01/2005 1       40,468
---------------------------------------------------------------------------------------------------------------
   570,000   Puerto Rico Port Authority, Series D             7.000     07/01/2014   01/01/2005 1      582,369
---------------------------------------------------------------------------------------------------------------
   125,000   University of Puerto Rico, Series O              5.375     06/01/2030   06/01/2006 1      128,620
---------------------------------------------------------------------------------------------------------------
    50,000   V.I. Public Finance Authority, Series A          5.500     10/01/2022   10/01/2010 1       50,835
                                                                                                   ------------
                                                                                                     1,228,104

---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $20,534,667)--125.7%                                              20,376,554
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(25.7)                                                       (4,161,168)
                                                                                                   ------------
NET ASSETS--100.0%                                                                                 $16,215,386
                                                                                                   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      1. Optional call date; corresponds to the most conservative yield calculation.

      2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      4. Represents a zero coupon bond.

      5. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG    Association of Bay Area Governments         GO      General Obligation
CALC    Community Alzheimer's Living Center         HBFA    Housing Bank and Finance Agency
CCH     Clovis Community Hospital                   HFA     Housing Finance Agency/Authority
CDA     Communities Development Authority           HFC     Housing Finance Corp.
CH      Convalescent Hospital                       INFLOS  Inverse Floating Rate Securities
COP     Certificates of Participation               SCH     Sierra Community Hospital
FCH     Fresno Community Hospital                   SMCH    Sierra Meadows Convalescent Hospital
FHA     Federal Housing Agency                      TASC    Tobacco Settlement Asset-Backed Bonds
FNMA    Federal National Mortgage Association       V.I.    United States Virgin Islands

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  July 31, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATING                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                       29.4%
AA                                                                         3.9
A                                                                         11.2
BBB                                                                       53.4
B                                                                          0.1
Not Rated                                                                  2.0
                                                                         -------
Total                                                                    100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------

Investments, at value (cost $20,534,667)--see accompanying statement of investments   $ 20,376,554
---------------------------------------------------------------------------------------------------
Cash                                                                                       388,560
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   312,775
Investments sold                                                                           101,585
Shares of beneficial interest sold                                                          72,389
Other                                                                                        1,890
                                                                                      -------------
Total assets                                                                            21,253,753

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.1200% at July 31, 2004)                           4,600,000
Investments purchased                                                                      402,239
Shareholder communications                                                                  10,188
Dividends                                                                                    7,111
Distribution and service plan fees                                                           1,424
Transfer and shareholder servicing agent fees                                                  315
Trustees' compensation                                                                          99
Shares of beneficial interest redeemed                                                          16
Other                                                                                       16,975
                                                                                      -------------
Total liabilities                                                                        5,038,367

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 16,215,386
                                                                                      =============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $      4,909
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              16,344,100
---------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           43,823
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (19,333)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                (158,113)
                                                                                      -------------
NET ASSETS                                                                            $ 16,215,386
                                                                                      =============

             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $11,626,564 and
3,521,082 shares of beneficial interest outstanding)                                              $3.30
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)   $3.42
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $509,509 and 151,606 shares of
beneficial interest outstanding)                                                                  $3.36
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $4,079,313 and 1,236,382 shares of
beneficial interest outstanding)                                                                  $3.30

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Period Ended July 31, 2004 1
------------------------------------------------------------------------------

------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------

Interest                                                            $ 263,745
------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------
Management fees                                                        22,923
------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 1,467
Class B                                                                 1,006
Class C                                                                 8,617
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   607
Class B                                                                   119
Class C                                                                    78
------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 7,901
Class B                                                                   380
Class C                                                                 1,946
------------------------------------------------------------------------------
Legal, auditing and other professional fees                            23,400
------------------------------------------------------------------------------
Interest expense                                                       23,561
------------------------------------------------------------------------------
Trustees' compensation                                                  3,999
------------------------------------------------------------------------------
Custodian fees and expenses                                             1,562
------------------------------------------------------------------------------
Other                                                                   2,043
                                                                    ----------
Total expenses                                                         99,609
Less reduction to custodian expenses                                     (562)
Less payments and waivers of expenses                                 (55,576)
                                                                    ----------
Net expenses                                                           43,471

------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 220,274

------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
------------------------------------------------------------------------------
Net realized loss on investments                                      (19,333)
------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                 (158,113)

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  42,828
                                                                    ==========

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED JULY 31,                                                               2004 1
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                                         $    220,274
--------------------------------------------------------------------------------------------
Net realized loss                                                                  (19,333)
--------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                             (158,113)
                                                                              --------------
Net increase in net assets resulting from operations                                42,828

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (147,367)
Class B                                                                             (4,128)
Class C                                                                            (27,988)

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         11,680,834
Class B                                                                            509,182
Class C                                                                          4,060,025

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                                                  16,113,386
--------------------------------------------------------------------------------------------
Beginning of period                                                                102,000 2
                                                                              --------------
End of period (including accumulated net investment income of $43,823)        $ 16,215,386
                                                                              ==============

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

2. Reflects the value of the Manager's initial seed money investment on February
9, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Period Ended July 31, 2004 1
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------
Net increase in net assets from operations                            $     42,828
------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                      (22,273,677)
Proceeds from disposition of investment securities                       1,626,145
Premium amortization                                                        95,185
Discount accretion                                                          (1,653)
Net realized loss on investments                                            19,333
Net change in unrealized depreciation on investments                       158,113
Increase in interest receivable                                           (312,775)
Increase in receivable for securities sold                                (101,585)
Increase in other assets                                                    (1,890)
Increase in payable for securities purchased                               402,239
Increase in accrued expenses                                                29,001
                                                                      --------------
Net cash used in operating activities                                  (20,318,736)

------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------
Proceeds from bank borrowing                                            16,300,000
Payments on bank borrowing                                             (11,700,000)
Proceeds from shares sold                                               16,974,563
Payment on shares redeemed                                                (829,524)
Cash distributions paid                                                   (139,743)
                                                                      --------------
Net cash provided by financing activities                               20,605,296
------------------------------------------------------------------------------------
Net increase in cash                                                       286,560
------------------------------------------------------------------------------------
Cash, beginning balance                                                    102,000 2
                                                                      --------------
Cash, ending balance                                                  $    388,560
                                                                      ==============

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

2. Reflects the value of the Manager's initial seed money investment on February
9, 2004.

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $32,629.

Cash paid for interest on bank borrowings--$23,000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

            26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PERIOD ENDED JULY 31, 2004 1                        CLASS A     CLASS B     CLASS C
------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------
Net asset value, beginning of period                $  3.35     $  3.35     $  3.35
------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .07         .05         .05
Net realized and unrealized gain (loss)                (.06)         -- 2      (.06)
                                                    --------------------------------
Total from investment operations                        .01         .05        (.01)
------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.06)       (.04)       (.04)
------------------------------------------------------------------------------------
Net asset value, end of period                      $  3.30     $  3.36     $  3.30
                                                    ================================

------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     0.21%       1.60%      -0.16%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $11,627     $   510     $ 4,079
------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 8,381     $   297     $ 2,044
------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.99%       3.96%       3.92%
Total expenses                                         1.92%       2.86%       2.93%
Expenses after payments and waivers and reduction
to custodian expenses                                  0.76%       1.55%       1.55%
------------------------------------------------------------------------------------
Portfolio turnover rate                                   2%          2%          2%

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

2. Less than $0.005 per share.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term California Municipal Fund (the Fund) is a
non-diversified, open-end management investment company registered under the
Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. As of July 31, 2004,
2,165,214 shares of Class A, 299 shares of Class B and 299 shares of Class C were owned by the Manager and its affiliates, which represents 61.5%, 0.20% and
0.02%, respectively, of the Fund's total shares outstanding of each class. Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with

             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund intends to invest no more than 20% of its total assets in inverse floaters.
Inverse floaters amounted to $615,620 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 2.63% of the Fund's total assets as of
July 31, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
UNDISTRIBUTED          UNDISTRIBUTED     ACCUMULATED         OTHER INVESTMENTS
NET INVESTMENT             LONG-TERM            LOSS        FOR FEDERAL INCOME
INCOME                          GAIN  CARRYFORWARD 1              TAX PURPOSES
------------------------------------------------------------------------------
$50,934                          $--         $19,333                  $158,113

1. As of July 31, 2004, the Fund had $19,333 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends

             29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.  Accordingly, the following amounts have been reclassified for July 31, 2004.  Net assets of the Fund were unaffected by the reclassications.

                        INCREASE TO
REDUCTION TO            ACCUMULATED NET
PAID-IN CAPITAL         INVESTMENT INCOME
-----------------------------------------
$3,032                  $3,032

The tax character of distributions paid during the period ended July 31, 2004 was as follows:

                                               PERIOD ENDED
                                              JULY 31, 2004 1
         ----------------------------------------------------
         Distributions paid from:
         Exempt-interest dividends               $179,483

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

         Federal tax cost of securities          $20,534,667
                                                 ===========
         Gross unrealized appreciation           $    79,333
         Gross unrealized depreciation              (237,446)
                                                 -----------
         Net unrealized depreciation             $  (158,113)
                                                 ===========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

             30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED JULY 31, 2004 1,2
                                                    SHARES               AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                             3,598,439         $ 12,034,579
Dividends and/or
distributions reinvested                             3,629               11,929
Redeemed                                          (110,836)            (365,674)
                                                 -------------------------------
Net increase                                     3,491,232         $ 11,680,834
                                                 ===============================

--------------------------------------------------------------------------------
CLASS B
Sold                                               288,947         $    970,279
Dividends and/or
distributions reinvested                               829                2,769
Redeemed                                          (138,468)            (463,866)
                                                 -------------------------------
Net increase                                       151,308         $    509,182
                                                 ===============================

--------------------------------------------------------------------------------
CLASS C
Sold                                             1,230,617         $  4,042,094
Dividends and/or
distributions reinvested                             5,467               17,931
Redeemed                                                --                   --
                                                 -------------------------------
Net increase                                     1,236,084         $  4,060,025
                                                 ===============================

1. For the period from February 25, 2004 (commencement of operations) to July
31, 2004.

2. The Fund sold 29,850 shares of Class A and 298 shares each of Class B and
Class C to the Manager upon seeding of the Fund on February 9, 2004.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and securities subject to call within 365 days from date of purchase, for the period ended July 31, 2004, were $12,498,820 and
$164,342, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average daily net assets,
0.45% of the next $150 million of average daily net assets, 0.40% of the next
$1,750 million of average daily net assets, and 0.39% of average daily net assets in excess of $2 billion.

             31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the period ended July 31, 2004, the Fund paid $489 to
OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration, seeding and initial offering of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% per year on Class B and
Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the
Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $9,038 and $39,073, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

             32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                                      CLASS A         CLASS B         CLASS C
                      CLASS A       CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END         DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES    SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY      RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2004          $7,368           $1,503             $--             $--

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total
Annual Fund Operating Expenses" will not exceed 0.80% for Class A shares and
1.55% for Class B, and Class C shares, respectively. During the period ended
July 31, 2004, the Manager waived management fees and/or reimbursed fees of the
Fund in the amounts of $41,740, $1,676 and $12,160 for Class A, Class B and
Class C shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BANK BORROWINGS

The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $4,600,000 at July 31, 2004 at an interest rate of 2.12%. For the period ended July 31, 2004, the average monthly loan balance was $2,484,032 at an average daily interest rate of 1.842%. The
Fund had gross borrowings and gross loan repayments of $16,300,000 and
$11,700,000, respectively, during the period ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $4,600,000. The Fund paid commitment fees of $20 and interest of $23,000 during the period ended July 31,
2004.

             33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
6. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the
Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

             34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                         Appendix A

             MUNICIPAL BOND RATINGS DEFINITIONS
             ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for
municipal securities. Those ratings represent the opinion
of the agency as to the credit quality of issues that they
rate. The summaries below are based upon publicly available
information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of
issuers and issues in the U.S. municipal and tax-exempt
markets. As such, these ratings incorporate Moody's
assessment of the default probability and loss severity of
these issuers and issues.

Municipal Ratings are based upon the analysis of four
primary factors relating to municipal finance: economy,
debt, finances, and administration/management strategies.
Each of the factors is evaluated individually and for its
effect on the other factors in the context of the
municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average
creditworthiness relative to other US municipal or tax-
exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak
creditworthiness relative to other US municipal or tax-
exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest
creditworthiness relative to other US municipal or
tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each
generic rating classification from Aa through Caa. The
modifier 1 indicates that the obligation ranks in the
higher end of its generic rating category; the modifier 2
indicates a mid- range ranking; and the modifier 3
indicates a ranking in the lower end of that generic rating
category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating
categories for short-term obligations that are considered
investment grade. These ratings are designated as Moody's
Investment Grade (MIG) and are divided into three levels --
MIG 1 through MIG 3.
In addition, those short-term obligations that are of
speculative quality are designated SG, or speculative
grade.

In the case of variable rate demand obligations (VRDOs), a
two-component rating is assigned. The first element
represents Moody's evaluation of the degree of risk
associated with scheduled principal and interest payments.
The second element represents Moody's evaluation of the
degree of risk associated with the demand feature, using
the MIG rating scale.

The short-term rating assigned to the demand feature of
VRDOs is designated as VMIG. When either the long- or
short-term aspect of a VRDO is not rated, that piece is
designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG
rating expirations will be a function of each issue's
specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent
protection is afforded by established cash flows, highly
reliable liquidity support or demonstrated broad-based
access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of
protection are ample although not as large as in the
preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity
and cash-flow protection may be narrow, and market access
for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt
instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a
division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the
following considerations:
o     Likelihood of payment-capacity and willingness of the
      obligor to meet its financial commitment on an
      obligation in accordance with the terms of the
      obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the
      obligation in the event of bankruptcy,
      reorganization, or other arrangement under the laws
      of bankruptcy and other laws affecting creditors'
      rights.
   The issue ratings definitions are expressed in terms of
default risk. As such, they pertain to senior obligations
of an entity. Junior obligations are typically rated lower
than senior obligations, to reflect the lower priority in
bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating
assigned by Standard & Poor's. The obligor's capacity to
meet its financial commitment on the obligation is
extremely strong.

AA: An obligation rated `AA' differs from the highest-rated
obligations only in small degree. The obligor's capacity to
meet its financial commitment on the obligation is very
strong.

A: An obligation rated `A' are somewhat more susceptible to
the adverse effects of changes in circumstances and
economic conditions than obligations in higher-rated
categories. However, the obligor's capacity to meet its
financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection
parameters. However, adverse economic conditions or
changing circumstances are more likely to lead to a
weakened capacity of the obligor to meet its financial
commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are
regarded as having significant speculative characteristics.
`BB' indicates the least degree of speculation and `C' the
highest. While such obligations will likely have some
quality and protective characteristics, these may be
outweighed by large uncertainties or major exposures to
adverse conditions.

BB: An obligation rated `BB' are less vulnerable to
nonpayment than other speculative issues. However, it faces
major ongoing uncertainties or exposure to adverse
business, financial, or economic conditions, which could
lead to the obligor's inadequate capacity to meet its
financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to
nonpayment than obligations rated `BB', but the obligor
currently has the capacity to meet its financial commitment
on the obligation. Adverse business, financial, or economic
conditions will likely impair the obligor's capacity or
willingness to meet its financial commitment on the
obligation.

CCC: An obligation rated `CCC' are currently vulnerable to
nonpayment and are dependent upon favorable business,
financial, and economic conditions for the obligor to meet
its financial commitment on the obligation. In the event of
adverse business, financial, or economic conditions, the
obligor is not likely to have the capacity to meet its
financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly
vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a
bankruptcy petition has been filed or similar action has
been taken, but payments on this obligation are being
continued.

D: An obligation rated `D' are in payment default. The `D'
rating category is used when payments on an obligation are
not made on the date due even if the applicable grace
period has not expired, unless Standard & Poor's believes
that such payments will be made during such grace period.
The `D' rating also will be used upon the filing of a
bankruptcy petition or the taking of a similar action if
payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the
addition of a plus (+) or minus (-) sign to show relative
standing within the major rating categories.

c: The `c' subscript is used to provide additional
information to investors that the bank may terminate its
obligation to purchase tendered bonds if the long-term
credit rating of the issuer is below an investment-grade
level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional.
A provisional rating assumes the successful completion of
the project financed by the debt being rated and indicates
that payment of debt service requirements is largely or
entirely dependent upon the successful, timely completion
of the project. This rating, however, while addressing
credit quality subsequent to completion of the project,
makes no comment on the likelihood of or the risk of
default upon failure of such completion. The investor
should exercise his own judgment with respect to such
likelihood and risk.

Continuance of the ratings is contingent upon Standard &
Poor's receipt of an executed copy of the escrow agreement
or closing documentation confirming investments and cash
flows.

r: The `r' highlights derivative, hybrid, and certain other
obligations that Standard & Poor's believes may experience
high volatility or high variability in expected returns as
a result of noncredit risks. Examples of such obligations
are securities with principal or interest return indexed to
equities, commodities, or currencies; certain swaps and
options; and interest-only and principal-only mortgage
securities. The absence of an `r' symbol should not be
taken as an indication that an obligation will exhibit no
volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and
its territories are rated on the same basis as domestic
corporate and municipal issues. The ratings measure the
creditworthiness of the obligor but do not take into
account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the
Comptroller of the Currency, bonds rated in the top four
categories (`AAA', `AA', `A', `BBB', commonly known as
investment-grade ratings) generally are regarded as
eligible for bank investment. Also, the laws of various
states governing legal investments impose certain rating or
other standards for obligations eligible for investment by
savings banks, trust companies, insurance companies, and
fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those
obligations considered short-term in the relevant market.
In the U.S., for example, that means obligations with an
original maturity of no more than 365 days-including
commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the
highest category by Standard & Poor's. The obligor's
capacity to meet its financial commitment on the obligation
is strong. Within this category, certain obligations are
designated with a plus sign (+). This indicates that the
obligor's capacity to meet its financial commitment on
these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more
susceptible to the adverse effects of changes in
circumstances and economic conditions than obligations in
higher rating categories. However, the obligor's capacity
to meet its financial commitment on the obligation is
satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate
protection parameters. However, adverse economic conditions
or changing circumstances are more likely to lead to a
weakened capacity of the obligor to meet its financial
commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having
significant speculative characteristics. The obligor
currently has the capacity to meet its financial commitment
on the obligation; however, it faces major ongoing
uncertainties which could lead to the obligor's inadequate
capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently
vulnerable to nonpayment and is dependent upon favorable
business, financial, and economic conditions for the
obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default.
The "D" rating category is used when payments on an
obligation are not made on the date due even if the
applicable grace period has not expired, unless Standard &
Poor's believes that such payments will be made during such
grace period. The "D" rating also will be used upon the
filing of a bankruptcy petition or the taking of a similar
action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the
liquidity factors and market access risks unique to notes.
Notes due in three years or less will likely receive a note
rating. Notes maturing beyond three years will most likely
receive a long-term debt rating. The following criteria
will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity
      relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on
      the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An
issue with a very strong capacity to pay debt service is
given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest,
with some vulnerability to adverse financial and economic
changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet
foreign currency or local currency commitments. Both
"foreign currency" and "local currency" ratings are
internationally comparable assessments. The local currency
rating measures the probability of payment within the
relevant sovereign state's currency and jurisdiction and
therefore, unlike the foreign currency rating, does not
take account of the possibility of foreign exchange
controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and
local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the
lowest expectation of credit risk. They are assigned only
in the case of exceptionally strong capacity for timely
payment of financial commitments. This capacity is highly
unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very
low expectation of credit risk. They indicate a very strong
capacity for timely payment of financial commitments. This
capacity is not significantly vulnerable to foreseeable
events.

A: High Credit Quality. "A" ratings denote a low
expectation of credit risk. The capacity for timely payment
of financial commitments is considered strong. This
capacity may, nevertheless, be more vulnerable to changes
in circumstances or in economic conditions than is the case
for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there
is currently a low expectation of credit risk. The capacity
for timely payment of financial commitments is considered
adequate, but adverse changes in circumstances and in
economic conditions are more likely to impair this
capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a
possibility of credit risk developing, particularly as the
result of adverse economic change over time. However,
business or financial alternatives may be available to
allow financial commitments to be met. Securities rated in
this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that
significant credit risk is present, but a limited margin of
safety remains. Financial commitments are currently being
met. However, capacity for continued payment is contingent
upon a sustained, favorable business and economic
environment.

CCC, CC C: High Default Risk.  Default is a real
possibility. Capacity for meeting financial commitments is
solely reliant upon sustained, favorable business or
economic developments. A "CC" rating indicates that default
of some kind appears probable. "C" ratings signal imminent
default.

DDD, DD, and D: Default. The ratings of obligations in this
category are based on their prospects for achieving partial
or full recovery in a reorganization or liquidation of the
obligor. While expected recovery values are highly
speculative and cannot be estimated with any precision, the
following serve as general guidelines. "DDD" obligations
have the highest potential for recovery, around 90%-100% of
outstanding amounts and accrued interest. "DD" indicates
potential recoveries in the range of 50%-90%, and "D" the
lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or
all of their obligations. Entities rated "DDD" have the
highest prospect for resumption of performance or continued
operation with or without a formal reorganization process.
Entities rated "DD" and "D" are generally undergoing a
formal reorganization or liquidation process; those rated
"DD" are likely to satisfy a higher portion of their
outstanding obligations, while entities rated "D" have a
poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating
symbol to denote relative status within the major rating
categories.  Plus and minus signs are not added to the
"AAA" category or to categories below "CCC," nor to
short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and
local currency ratings. A short-term rating has a time
horizon of less than 12 months for most obligations, or up
to three years for U.S. public finance securities, and thus
places greater emphasis on the liquidity necessary to meet
financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely
payment of financial commitments. May have an added "+" to
denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely
payment of financial commitments, but the margin of safety
is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of
financial commitments is adequate. However, near-term
adverse changes could result in a reduction to
non-investment grade.

B: Speculative. Minimal capacity for timely payment of
financial commitments, plus vulnerability to near-term
adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility.
Capacity for meeting financial commitments is solely
reliant upon a sustained, favorable business and economic
environment.

D: Default. Denotes actual or imminent payment default.

                       Appendix B

          Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

Appendix C
                         ----------

  OppenheimerFunds Special Sales Charge Arrangements and
  -------------------------------------------------------
                          Waivers
                          -------

In certain cases, the initial sales charge that applies to
purchases of Class A shares2 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.3  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans4
         4) Group Retirement Plans5
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges
                       in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."6 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
         more.
|_|   Purchases of Class A shares by a Retirement Plan that
         was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales
         charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans)
         that: 1) bought shares costing $500,000 or more,
         2) had at the time of purchase 100 or more
         eligible employees or total plan assets of
         $500,000 or more, or 3) certified to the
         Distributor that it projects to have annual plan
         purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
         IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
         have any of the following record-keeping
         arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).
II.

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and
         employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and
         retirement plans established by them for their
         employees. The term "immediate family" refers to
         one's spouse, children, grandchildren,
         grandparents, parents, parents-in-law, brothers
         and sisters, sons- and daughters-in-law, a
         sibling's spouse, a spouse's siblings, aunts,
         uncles, nieces and nephews; relatives by virtue of
         a remarriage (step-children, step-parents, etc.)
         are included.

|_|   Registered management investment companies, or
         separate accounts of insurance companies having an
         agreement with the Manager or the Distributor for
         that purpose.
|_|   Dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees.
|_|   Employees and registered representatives (and their
         spouses) of dealers or brokers described above or
         financial institutions that have entered into
         sales arrangements with such dealers or brokers
         (and which are identified as such to the
         Distributor) or with the Distributor. The
         purchaser must certify to the Distributor at the
         time of purchase that the purchase is for the
         purchaser's own account (or for the benefit of
         such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
         advisors that have entered into an agreement with
         the Distributor providing specifically for the use
         of shares of the Fund in particular investment
         products made available to their clients. Those
         clients may be charged a transaction fee by their
         dealer, broker, bank or advisor for the purchase
         or sale of Fund shares.
|_|   Investment advisors and financial planners who have
         entered into an agreement for this purpose with
         the Distributor and who charge an advisory,
         consulting or other fee for their services and buy
         shares for their own accounts or the accounts of
         their clients.
|_|   "Rabbi trusts" that buy shares for their own
         accounts, if the purchases are made through a
         broker or agent or other financial intermediary
         that has made special arrangements with the
         Distributor for those purchases.
|_|   Clients of investment advisors or financial planners
         (that have entered into an agreement for this
         purpose with the Distributor) who buy shares for
         their own accounts may also purchase shares
         without sales charge but only if their accounts
         are linked to a master account of their investment
         advisor or financial planner on the books and
         records of the broker, agent or financial
         intermediary with which the Distributor has made
         such special arrangements . Each of these
         investors may be charged a fee by the broker,
         agent or financial intermediary for purchasing
         shares.
|_|   Directors, trustees, officers or full-time employees
         of OpCap Advisors or its affiliates, their
         relatives or any trust, pension, profit sharing or
         other benefit plan which beneficially owns shares
         for those persons.
|_|   Accounts for which Oppenheimer Capital (or its
         successor) is the investment advisor (the
         Distributor must be advised of this arrangement)
         and persons who are directors or trustees of the
         company or trust which is the beneficial owner of
         such accounts.
|_|   A unit investment trust that has entered into an
         appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
         advisers that have entered into an agreement with
         the Distributor to sell shares to defined
         contribution employee retirement plans for which
         the dealer, broker or investment adviser provides
         administration services.
      Retirement Plans and deferred compensation plans and
         trusts used to fund those plans (including, for
         example, plans qualified or created under sections
         401(a), 401(k), 403(b) or 457 of the Internal
         Revenue Code), in each case if those purchases are
         made through a broker, agent or other financial
         intermediary that has made special arrangements
         with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
         Quest for Value Advisors) whose Class B or Class C
         shares of a Former Quest for Value Fund were
         exchanged for Class A shares of that Fund due to
         the termination of the Class B and Class C
         TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
         former Quest for Value Advisors to purchase shares
         of any of the Former Quest for Value Funds at net
         asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund
         clearinghouse, if that arrangement was consummated
         and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
         mergers, asset acquisitions and exchange offers,
         to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
         other distributions reinvested from the Fund or
         other Oppenheimer funds (other than Oppenheimer
         Cash Reserves) or unit investment trusts for which
         reinvestment arrangements have been made with the
         Distributor.
      |_|   Shares purchased by the reinvestment of loan
         repayments by a participant in a Retirement Plan
         for which the Manager or an affiliate acts as
         sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
         limited annually to no more than 12% of the
         account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
         or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and
         Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
         compensation plans or other employee benefit plans
         for any of the following purposes:
         1) Following the death or disability (as defined

            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
         broker-dealers that have entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   For distributions from retirement plans that have $10
         million or more in plan assets and that have
         entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are
         part of a retirement plan product or platform
         offered by certain banks, broker-dealers,
         financial advisors, insurance companies or record
         keepers which have entered into a special
         agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
---------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
         "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
         following the death or disability of the last
         surviving shareholder. The death or disability
         must have occurred after the account was
         established, and for disability you must provide
         evidence of a determination of disability by the
         Social Security Administration.
|_|   The contingent deferred sales charges are generally
         not waived following the death or disability of a
         grantor or trustee for a trust account. The
         contingent deferred sales charges will only be
         waived in the limited case of the death of the
         trustee of a grantor trust or revocable living
         trust for which the trustee is also the sole
         beneficiary. The death or disability must have
         occurred after the account was established, and
         for disability you must provide evidence of a
         determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the
         broker-dealer of record has entered into a special
         agreement with the Distributor allowing this
         waiver.
|_|   Redemptions of Class B shares held by Retirement
         Plans whose records are maintained on a daily
         valuation basis by Merrill Lynch or an independent
         record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
         Government Trust from accounts of clients of
         financial institutions that have entered into a
         special arrangement with the Distributor for this
         purpose.

|_|   Redemptions of Class C shares of an Oppenheimer fund
         in amounts of $1 million or more requested in
         writing by a Retirement Plan sponsor and submitted
         more than 12 months after the Retirement Plan's
         first purchase of Class C shares, if the
         redemption proceeds are invested to purchase Class
         N shares of one or more Oppenheimer funds.

|_|   Distributions9 from Retirement Plans or other
         employee benefit plans for any of the following
         purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.10
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from
            service.12
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.

         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
         companies or separate accounts of insurance
         companies having an agreement with the Manager or
         the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
         Fund is a party.
      Shares sold to present or former officers, directors,
         trustees or employees (and their "immediate
         families" as defined above in Section I.A.) of the
         Fund, the Manager and its affiliates and
         retirement plans established by them for their
         employees.

IV.

    Special Sales Charge Arrangements for Shareholders of
       Certain Oppenheimer Funds Who Were Shareholders of
                  Former Quest for Value Funds
-------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds.  To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer
   Quest International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family
            of Funds on February 28, 1991 and who acquired
            shares of any of the Former Quest for Value
            Funds by merger of a portfolio of the AMA
            Family of Funds.
o     Shareholders who acquired shares of any Former Quest
            for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The Class A contingent deferred
sales charge will not apply to redemptions of Class A
shares purchased by the following investors who were
shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995.  In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination
            of total disability by the U.S. Social Security
            Administration);
o     withdrawals under an automatic withdrawal plan (but
            only for Class B or Class C shares) where the
            annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and

o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account         CMIA
   Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|

                            C-11

|X|

      Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
   as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or

   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.

VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares
            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
         employees (and their "immediate families" as
         defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its
         affiliates, and retirement plans established by
         them or the prior investment advisor of the Fund
         for their employees,
|_|   registered management investment companies or
         separate accounts of insurance companies that had
         an agreement with the Fund's prior investment
         advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
         the Distributor, if they purchase shares for their
         own accounts or for retirement plans for their
         employees,
|_|   employees and registered representatives (and their
         spouses) of dealers or brokers described in the
         preceding section or financial institutions that
         have entered into sales arrangements with those
         dealers or brokers (and whose identity is made
         known to the Distributor) or with the Distributor,
         but only if the purchaser certifies to the
         Distributor at the time of purchase that the
         purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors
         that had entered into an agreement with the
         Distributor or the prior distributor of the Fund
         specifically providing for the use of Class M
         shares of the Fund in specific investment products
         made available to their clients, and

      dealers, brokers or registered investment advisors
         that had entered into an agreement with the
         Distributor or prior distributor of the Fund's
         shares to sell shares to defined contribution
         employee retirement plans for which the dealer,
         broker, or investment advisor provides
         administrative services.|_|

1 In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Trustees" in this Statement of
Additional Information refers to those Trustees who are not
"interested persons" of the Fund and who do not have any
direct or indirect financial interest in the operation of
the distribution plan or any agreement under the plan.
2 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.

4 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
5 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
6 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.

7 This provision does not apply to IRAs.
8 This provision only applies to qualified retirement plans
and 403(b)(7) custodial plans after your separation from
service in or after the year you reached age 55.
9 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.

10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

Oppenheimer Limited Term California Municipal Fund

Internet Website
     WWW.OPPENHEIMERFUNDS.COM
     ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10080

Distributor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street-11th Floor
      New York, New York 10080

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP (225.5677)

Custodian Bank

     Citibank, N.A.
      388 Greenwich Street
      New York, New York 10013

Independent Registered Public Accounting Firm

      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234

PX0801.0904

Part C

 OPPENHEIMER LIMITED TERM
                 CALIFORNIA MUNICIPAL FUND

                         FORM N-1A

                           PART C

                     OTHER INFORMATION

Item 23. - Exhibits
-------------------

(a)   Declaration of Trust dated December 11, 2003:
Previously filed with Registrant's Initial Registration
Statement (Reg. No. 333-111230), 12/16/03, and incorporated
herein by reference.

(b)   Form of By-Laws:  Previously filed with Registrant's
Initial Registration Statement (Reg. No. 333-111230),
12/16/03, and incorporated herein by reference.

(c)   (i) Specimen Class A Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-111230), 12/16/03, and incorporated herein by
reference.

      (ii) Specimen Class B Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-111230), 12/16/03, and incorporated herein by
reference.

      (iii) Specimen Class C Share Certificate: Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-111230), 12/16/03, and incorporated herein by
reference.

      (iv) Specimen Class Y Share Certificate:  Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-111230), 12/16/03, and incorporated herein by
reference.

(d)   Form of Investment Advisory Agreement:  Previously
filed with Registrant's Initial Registration Statement
(Reg. No. 333-111230), 12/16/03, and incorporated herein by
reference.

(e)   (i) Form of General Distributor's Agreement:
Previously filed with Registrant's Initial Registration
Statement (Reg. No. 333-111230), 12/16/03, and incorporated
herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01,
and incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase
Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg.
No. 2-62076), 10/26/01, and incorporated herein by
reference.

      (vi) Form of Trust Company Agency Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)   Not applicable.

(g)   (i) Global Custodial Services Agreement dated July
15, 2003, between Registrant and Citibank, N.A.: Previously
filed with the Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and
incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager
Agreement dated May 31, 2001, as amended July 15, 2003,
between Registrant and Citibank, N.A: Previously filed with
the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust
(Reg. No. 333-106014), 8/5/03, and incorporated herein by
reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated February 19,
2004: Previously filed with Registrant's Pre-Effective
Amendment No. 2 to Registrant's Registration Statement,
February 24, 2004, and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's
Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to
Registrant: Previously filed with Pre-Effective Amendment
No. 1 to the Registrant's Registration Statement (Reg. No.
333-111230), 2/12/04, and incorporated herein by reference.

(m)   (i) Amended and Restated Service Plan and Agreement
for Class A shares dated 6/2/04: Filed herewith.

      (ii) Distribution and Service Plan and Agreement for
Class B shares: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-111230), 12/16/03, and
incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for
Class C shares: Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-111230), 12/16/03, and
incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule
18f-3 updated through 9/15/04: Previously filed with
Post-Effective Amendment No. 24 to the Registration
Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal
Officers:  Previously filed with Registrant's Initial
Registration Statement (Reg. No. 333-111230), 2/19/04 and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the
Oppenheimer Funds dated May 15, 2002 under Rule 17j-1 of
the Investment Company Act of 1940: Previously filed with
Post-Effective Amendment No. 29 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control
---------------------------------------------------------
with the Fund
-------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of
Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and
incorporated herein by reference.

Insofar as indemnification for liabilities arising under
the Securities Act of 1933 may be permitted to trustees,
officers and controlling persons of Registrant pursuant to
the foregoing provisions or otherwise, Registrant has been
advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as
expressed in the Securities Act of 1933 and is, therefore,
unenforceable. In the event that a claim for
indemnification against such liabilities (other than the
payment by Registrant of expenses incurred or paid by a
trustee, officer or controlling person of Registrant in the
successful defense of any action, suit or proceeding) is
asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the
matter has been settled by controlling precedent, submit to
a court of appropriate jurisdiction the question whether
such indemnification by it is against public policy as
expressed in the Securities Act of 1933 and will be
governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment
------------------------------------------------------------
Adviser
-------

(a)   OppenheimerFunds,  Inc. is the  investment  adviser of
the Registrant;  it and certain  subsidiaries and affiliates act in the  same  capacity  to other  investment  companies, including without  limitation those described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There is set forth below  information  as to any other
business,   profession,   vocation   or   employment   of  a
substantial  nature in which each  officer  and  director of
OppenheimerFunds,  Inc.  is, or at any time  during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director,  officer,  employee, partner or trustee.

---------------------------------------------------------------------------------
Name  and   Current   Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni       Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Apostolopoulos,         Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds   Legacy   Program.    Secretary
                               (since   June   2003)   of:   HarbourView   Asset
                               Management Corporation,  OFI Private Investments,
                               Inc.  and  OFI  Institutional  Asset  Management,
                               Inc.  Assistant  Secretary  (since December 2001)
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and

                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice President & Associate     General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Formerly a Portfolio  Manager at Strong Financial
Vice President                 Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,

                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  None.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman of the Rochester      Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of

                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Gwynn,                  None
Vice President: Rochester
                                    Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice President, Senior         OppenheimerFunds     Distributor,     Inc.    and
Counsel and Assistant          Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Formerly    (until   December   2003)   Assistant
Assistant Vice President &     Secretary of OppenheimerFunds Legacy Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Madden,                   Formerly a  Managing  Director,  Global  Emerging
Vice President                 Markets  Team at  Pioneer  Investments  (November
                               2000-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant  Secretary  (as  of  January  2004)  of
Vice President & Associate     HarbourView    Asset   Management    Corporation,
Counsel                        OppenheimerFunds   Legacy  Program,  OFI  Private
                               Investments,  Inc.  and OFI  Institutional  Asset
                               Management,  Inc. Formerly an Associate at Sidley
                               Austin Brown and Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,

                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI
                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment
                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jesper Nergaard,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Pergament,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President and      Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter E. Pisapia,              Formerly,  Associate  Counsel at SunAmerica Asset
Assistant Vice President &     Management Corp. (December 2000-December 2002).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior Vice President, Head    Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive Vice President and   Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martha A. Shapiro,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant Vice President &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior Vice President and      Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Walters,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice President: Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,

                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive Vice President,      HarbourView Asset Management  Corporation and OFI
Chief Investment Officer and   Institutional Asset Management,  Inc. (since June

Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio
Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity
Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of
Oppenheimer International Large-

    Cap Core Trust)

Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of
Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of
Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main
Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series
of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a
series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The  address  of  the   Oppenheimer   funds  listed   above,
Shareholder Financial Services,  Inc., Shareholder Services,
Inc.,    OppenheimerFunds    Services,    Centennial   Asset
Management    Corporation,    Centennial    Capital   Corp.,
Oppenheimer    Real    Asset     Management,     Inc.    and
OppenheimerFunds  Legacy  Program is 6803 South  Tucson Way,
Centennial, Colorado 80112-3924.

The  address  of  OppenheimerFunds,  Inc.,  OppenheimerFunds
Distributor,     Inc.,    HarbourView    Asset    Management
Corporation,   Oppenheimer   Partnership   Holdings,   Inc.,
Oppenheimer  Acquisition  Corp.,  OFI  Private  Investments,
Inc.,  OFI   Institutional   Asset   Management,   Inc.  and
Oppenheimer Trust Company is 2 World Financial  Center,  225
Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Advisers,  Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of  OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management  Corporation is
301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor
of the Registrant's shares. It is also the Distributor of
each of the other registered open-end investment companies
for which OppenheimerFunds, Inc. is the investment adviser,
as described in Part A and B of this Registration Statement
and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's
principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sandie Massaro(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW

Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Meister                   Vice President            None
1880 Hemlock Cricle
Abinston, PA 19001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President, Trustee &
                                                          Chairman

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.

Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Stablein                 Vice President            None
2131 Dunnigan NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane

Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty  Street,  11th

Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books and  other  documents  required  to be maintained  by  Registrant  pursuant to Section 31(a) of the
Investment   Company  Act  of  1940  and  rules  promulgated
thereunder are in the possession of  OppenheimerFunds,  Inc.
at  its  offices  at  6803  South  Tucson  Way,  Centennial,
Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933
and/or the Investment Company Act of 1940, the Registrant
certifies that it meets all the requirements for
effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly
caused this Registration Statement to be signed on its
behalf by the undersigned, thereunto duly authorized, in
the City of New York and State of New York on the 29th day
of September 2004.

                              OPPENHEIMER LIMITED TERM
                              CALIFORNIA MUNICIPAL FUND

                              By:  /s/ John V. Murphy*

                            -------------------------------------------------
                              John V. Murphy, President, Principal
                            Executive Officer, Chairman & Trustee

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                    Title
----------                    -----
Date
----

/s/ John V. Murphy *          President, Principal
-----------------------       Executive Officer,        September 29, 2004
John V. Murphy                Chairman & Trustee

/s/ Brian W. Wixted*          Treasurer and Principal   September 29, 2004
-----------------------       Financial & Accounting
Brian W. Wixted               Officer

/s/ Ronald J. Abdow*
------------------------      Trustee                  September 29, 2004
Ronald J. Abdow

/s/ Eustis Walcott*
---------------------         Trustee                  September 29, 2004
Eustis Walcott

/s/ Joseph M. Wikler*
------------------------      Trustee                  September 29, 2004

Joseph M. Wikler

/s/ Peter I. Wold*
-------------------           Trustee                  September 29, 2004
Peter I. Wold

*By:  /s/ Robert G. Zack
    -----------------------------------------
    Robert G. Zack, Attorney-in-Fact

     OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

                Post-Effective Amendment #1

                       EXHIBIT INDEX

Exhibit No.      Description
-----------      -----------

23 (j)           Independent Registered Public Accounting Firm's Consent

23(m) (i)        Amended and Restated Service Plan and
                 Agreement for Class A shares